As filed with the Securities and Exchange Commission on February 2, 2017

Securities Act File No. 333-11283

Investment Company Act File Act No. 811-07797

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 83	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 83	☒

(Check appropriate box or boxes)

SUNAMERICA SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler

Senior Vice President and General Counsel

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practical after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1).
☐	on (Date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box;

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SunAmerica Focused Portfolios

and Strategic Value Portfolio

Prospectus

2017

www.safunds.com

THIS IS A PRIVACY STATEMENT AND NOT PART OF THE PROSPECTUS.

Privacy Statement

SunAmerica collects nonpublic personal information about you from the following sources:

•    Information we receive from you on applications or other forms; and

•    Information about your SunAmerica mutual funds transactions with us or others, including your financial adviser.

SunAmerica will not disclose any nonpublic personal information about you or your account(s) to anyone unless one of the following conditions is met:

•    SunAmerica receives your prior written consent;

•    SunAmerica believes the recipient is your authorized representative;

•    SunAmerica is permitted by law to disclose the information to the recipient in order to service your account(s); or

•    SunAmerica is required by law to disclose information to the recipient.

If you decide to close your account(s) or become an inactive customer, SunAmerica will adhere to the privacy policies and practices as described in this notice.

SunAmerica restricts access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED FEBRUARY 2, 2017

[                ], 2017        PROSPECTUS

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED PORTFOLIOS

Focused Dividend Strategy Portfolio

SunAmerica Strategic Value Portfolio

Class	Focused Dividend Strategy Portfolio: Ticker Symbol	SunAmerica Strategic Value Portfolio: Ticker Symbol
T Shares	[ ]	[ ]

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Portfolio Highlights: Focused Dividend Strategy Portfolio

INVESTMENT GOAL

The investment goal of the Focused Dividend Strategy Portfolio (the “Portfolio”) is total return (including capital appreciation and current income).

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page [    ] of the Portfolio’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page [    ] of the Portfolio’s statement of additional information (“SAI”).

Class T
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Maximum Account Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	[ ]%

Total Annual Fund Operating Expenses	[ ]%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Focused Dividend Strategy Portfolio
Class T Shares	$	[	]	$	[	]	$	[	]	$	[	]

PORTFOLIO TURNOVER:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO

The Portfolio’s principal investment strategy is value. The value oriented philosophy to which the Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

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The principal investment technique of the Portfolio is to employ a “buy and hold” strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and broader market. At least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, will be invested in dividend yielding equity securities.

The Portfolio will select up to thirty high dividend yielding common stocks, which will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The first ten stocks selected will represent the ten highest yielding stocks within the Dow Jones Industrial Average. The next twenty stocks will be selected from the Russell 1000® Index, although stocks in the financials and utilities sectors will generally be excluded from this twenty stock selection process. Certain stocks in the Russell 1000® Index may also be excluded as a result of liquidity screens applied during the selection process. The selection criteria used to select stocks for the twenty stock portion of the Portfolio will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. Selections for the Portfolio may include securities of foreign issuers, but such securities may not exceed 20% of the Portfolio at the time of the annual rebalancing. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio no longer meets the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Portfolio’s holdings, or when the size of the Portfolio’s position in the security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Portfolio, each at the discretion of the portfolio managers.

The annual consideration of the stocks that meet the selection criteria will take place on or about the end of the Portfolio’s fiscal year (October 31). Immediately after the Portfolio buys and sells stock in connection with the Portfolio’s annual rebalancing, it will hold approximately an equal value of each of the thirty stocks. In other words, the Portfolio will invest about 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) will generally invest additional funds in the pre-selected stocks based on each stock’s respective percentage of the Portfolio’s assets at the time.

The Portfolio employs a strategy to hold stocks between its annual rebalancing, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. Due to changes in the market value of the stocks held by the Portfolio, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

The principal investment strategies and principal investment techniques of the Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of “value” stocks may rise or decline under varying market conditions—for example, “growth” stocks may perform well under circumstances in which value stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Portfolio may underperform the market generally.

Disciplined Strategy. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Portfolio may be more susceptible to general market declines than other mutual funds.

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Portfolio Highlights: Focused Dividend Strategy Portfolio

PERFORMANCE INFORMATION

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year, and compares the Portfolio’s average annual returns to those of the S&P 500 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the Table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio’s performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Class T shares have not been in operation for a full calendar year; therefore no performance information for Class T shares is provided. The returns for Class T shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.

FOCUSED DIVIDEND STRATEGY PORTFOLIO        (Class A)

During the ten-year period shown in the Bar Chart, [the highest return for a quarter was 30.16% (quarter ended June 30, 2009) and the lowest return for a quarter was –22.91% (quarter ended December 31, 2008).] [The year-to-date return as of March 31, 2017 was [ ]%.]

Average Annual Total Returns (as of the periods ended December 31, 2016)
	Past One Year		Past Five Years		Past Ten Years
Class A	[	]%	[	]%	[	]%
Return After Taxes on Distributions (Class A)	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares (Class A)[1]	[	]%	[	]%	[	]%

S&P 500 Index	[	]%	[	]%	[	]%

[1]

When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

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INVESTMENT ADVISER

The Portfolio’s investment adviser is SunAmerica.

PORTFOLIO MANAGERS

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Pettee	2013	Lead Portfolio Manager, Senior Vice President and Chief Investment Strategist at SunAmerica
Timothy Campion	2013	Co-Portfolio Manager, Senior Vice President at SunAmerica
Andrew Sheridan	2013	Co-Portfolio Manager, Senior Vice President at SunAmerica

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the Prospectus.

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Portfolio Highlights: SunAmerica Strategic Value Portfolio

INVESTMENT GOAL

The investment goal of the SunAmerica Strategic Value Portfolio (the “Portfolio”) is long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page [    ] of the Portfolio’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page [    ] of the Portfolio’s statement of additional information (“SAI”).

Class T
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Maximum Account Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	[	]%

Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	[	]%

Fee Waiver and/or Expense Reimbursement(1)(2)	[	]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	[	]%

(1)	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.62% for Class T shares. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This Agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the independent directors of the Board that are not “interested persons” of the Portfolio as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”).
(2)	Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waiver and/or reimbursement occurred.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
SunAmerica Strategic Value Portfolio
Class T Shares	$	[	]	$	[	]	$	[	]	$	[	]

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PORTFOLIO TURNOVER:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO

The Portfolio’s principal investment strategy is based on value. The value oriented philosophy to which the Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Portfolio is to employ a “buy and hold” strategy with equity securities selected annually from the Russell 3000® Value Index. The portfolio managers select securities through extensive quantitative research, which includes the use of a multi-factor model that the portfolio managers employ to identify and rank companies within the Russell 3000® Value Index. Through this selection process, the portfolio managers will select approximately 100 securities from the Russell 3000® Value Index. The selection criteria for these securities will generally include a combination of factors that relate to profitability and valuation. The process also includes the use of a multi-factor model that is designed to control the portfolio’s volatility relative to the Russell 3000® Value Index. While the securities selection process will take place on an annual basis, the portfolio managers may, at their discretion, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio becomes a disproportionately large percentage of the Portfolio’s holdings or when the security substantially underperforms relative to the Russell 3000® Value Index.

The Portfolio will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about March 1. The Portfolio employs a strategy to hold securities between its annual rebalancings, even if there are adverse developments concerning a particular security, an industry, the economy or the stock market generally.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of “value” stocks may rise or decline under varying market conditions—for example, “growth” stocks may perform well under circumstances in which value stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Portfolio may underperform the market generally.

Disciplined Strategy. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Portfolio may be more susceptible to general market declines than other mutual funds.

Small- and Mid-Market Capitalization. The Portfolio invests in securities without regard to capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

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Portfolio Highlights: SunAmerica Strategic Value Portfolio

PERFORMANCE INFORMATION

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year, and compare the Portfolio’s average annual returns to those of the Russell 3000® Value Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the Table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio’s performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Effective March 1, 2011, the name of the Portfolio was changed to the SunAmerica Strategic Value Portfolio and certain corresponding changes were made to the Portfolio’s principal investment strategies and techniques. In particular, prior to this date, the Portfolio was managed as a “focused” fund. Accordingly, the performance information prior to March 1, 2011 does not reflect the management of the Portfolio in accordance with its current investment strategy and techniques.

Class T shares have not been in operation for a full calendar year; therefore no performance information for Class T shares is provided. The returns for Class T shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.

SUNAMERICA STRATEGIC VALUE PORTFOLIO        (Class A)

During the ten-year period shown in the Bar Chart, [the highest return for a quarter was 29.12% (quarter ended June 30, 2009) and the lowest return for a quarter was –32.77% (quarter ended December 31, 2008).] [The year-to-date return as of March 31, 2017 was [ ]%.]

Average Annual Total Returns (as of the periods ended December 31, 2016)
	Past One Year	Past Five Years	Past Ten Years
Class A	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions (Class A)	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Portfolio Shares (Class A)(1)	[ ]%	[ ]%	[ ]%

Russell 3000® Value Index	[ ]%	[ ]%	[ ]%

(1)

When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

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INVESTMENT ADVISER

The Portfolio’s investment adviser is SunAmerica.

PORTFOLIO MANAGERS

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Pettee	2013	Lead Portfolio Manager, Senior Vice President and Chief Investment Strategist at SunAmerica
Timothy Campion	2013	Co-Portfolio Manager, Senior Vice President at SunAmerica
Andrew Sheridan	2013	Co-Portfolio Manager, Senior Vice President at SunAmerica

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the Prospectus.

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Important Additional Information

PURCHASE AND SALE OF PORTFOLIO SHARES

Each Portfolio’s initial investment minimums generally are as follows:

Class T Shares
Minimum Initial Investment	•non-retirement account: $500 •retirement account: $250 •dollar cost averaging: $500 to open; you must invest at least $25 a month.
Minimum Subsequent Investment	•non-retirement account: $100 •retirement account: $25

You may purchase or sell shares of each Portfolio each day the New York Stock Exchange (“NYSE”) is open. You should contact your broker, financial advisor or financial institution.

TAX INFORMATION

Each Portfolio’s dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Shareholder Account Information

SELECTING A SHARE CLASS

Each Portfolio offers Class T shares through this Prospectus.

Each class of shares has its own cost structure, or requirements, so you can choose the one best suited to your investment needs. Your broker or financial adviser can help you determine which class is right for you.

Class T

•Offered exclusively to investors who are investing through certain financial intermediaries. Not all financial intermediaries make Class T shares available to their clients.

•Front-end sales charges, as described below.

•Lower annual expenses than Class B or Class C shares.

•No conversion to other share classes.

•No exchangeability.

CALCULATION OF SALES CHARGES

Class T. Sales charges are as follows:	Sales Charges		Concession to Dealers
Your Investment	% of Offering Price	% of Net Amount Invested	% of Offering Price
Less than $250,000	2.50%	[ ]%	2.50%
$250,000 but less than $500,000	2.00%	[ ]%	2.00%
$500,000 but less than $1,000,000	1.50%	[ ]%	1.50%
$1,000,000 or more	1.00%	[ ]%	1.00%

Sales Charge Arrangements and Waivers. The Portfolios and AIG Capital Services, Inc. (“ACS” or the “Distributor”) offer opportunities to purchase shares without sales charges under the programs described below. The Portfolios reserve the right to modify or cease offering these programs at any time without prior notice.

•

Dividend Reinvestment. Dividends and/or capital gains distributions received by a shareholder from a Portfolio will automatically be reinvested in additional shares of the Portfolio and share class without sales charges, at net asset value (“NAV”) in effect on the payable date. Alternatively, dividends and distributions may be reinvested in any retail fund distributed by ACS. Or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options.

DISTRIBUTION AND SERVICE FEES

Class T shares of each Portfolio have their own plan of distribution pursuant to Rule 12b-1 (“Rule 12b-1 Plans”) that provides for distribution and account maintenance fees (collectively, “Rule 12b-1 Fees”) (payable to ACS) based on a percentage of average daily net assets, as follows:

Class	Distribution Fee	Account Maintenance Fee
T	None	up to 0.25%

Because Rule 12b-1 Fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT (Class T)

1.	Read this Prospectus carefully.

2.	Determine how much you want to invest. The minimum initial investments for the Portfolios are as follows:

•	non-retirement account: $500

•	retirement account: $250

•	dollar cost averaging: $500 to open; you must invest at least $25 a month

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Shareholder Account Information

The minimum subsequent investments for the Portfolios are as follows:

•	non-retirement account: $100

•	retirement account: $25

3.	Make your initial investment through your broker or financial adviser.

[As part of your application, you are required to provide information regarding your personal identification under anti-money laundering laws, including the USA PATRIOT Act of 2001, as amended (the “PATRIOT Act”). If we are unable to obtain the required information, your application will be considered to be not in good order (as described below), and it therefore cannot be processed. Your application and any check or other deposit that accompanied your application will be returned to you. Applications must be received in good order under the PATRIOT Act requirements and as otherwise required in this Prospectus in order to receive that day’s NAV. In addition, applications received in good order are nevertheless subject to customer identification verification procedures under the PATRIOT Act. We may ask to see your driver’s license or other identifying documents. We may share identifying information with third parties for the purpose of verification. If your identifying information cannot be verified within a reasonable time after receipt of your application, the account will not be processed or, if processed, the Portfolio reserves the right to redeem the shares purchased and close the account. If the Portfolio closes an account in this manner, the shares will be redeemed at the NAV next calculated after the Portfolio decides to close the account. In these circumstances, the amount redeemed may be less than your original investment and may have tax implications. Consult with your tax adviser for details. Non-resident aliens will not be permitted to establish an account through the check and application process at the Transfer Agent.]

Investment Through Financial Institutions. Dealers, brokers, financial advisers or other financial institutions (collectively, “Financial Institutions” or “Financial Intermediaries”) may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Portfolios directly. Accordingly, the net yield and/or return to investors who invest through Financial Institutions may be less than an investor would receive by investing in the Portfolios directly. Financial Institutions may also set deadlines for receipt of orders that are earlier than the order deadline of the Portfolios due to processing or other reasons. An investor purchasing through a Financial Institution should read this Prospectus in conjunction with the materials provided by the Financial Institution describing the procedures under which Portfolio shares may be purchased and redeemed through the Financial Institution. For any questions concerning the purchase or redemption of Portfolio shares through a Financial Institution, please call your Financial Institution or the Portfolios at 800-858-8850.

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HOW TO BUY SHARES (Class T)

Buying Shares Through Your Financial Institution

You may open an account and buy Class T shares only though certain Financial Institutions that have entered into special arrangements with a Portfolio and/or the Distributor specifically for such orders. Your Financial Institution will place your order on your behalf. You may purchase additional shares through your Financial Institution.

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Shareholder Account Information

HOW TO SELL SHARES (Class T)

Selling Shares Through Your Financial Institution

You can sell shares through your Financial Institution Shares held for you in your various Financial Institution’s name must be sold through the Financial Institution.

TRANSACTION POLICIES (All Portfolios and all Classes)

Valuation of shares. The NAV for each Portfolio and class is determined each business day at the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which the Adviser determines that there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of each Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares. Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the NYSE, unless, in accordance with pricing procedures approved by the Portfolio’s Board of Directors (the “Board of Directors” or the “Board”), the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically reviewed and approved by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Investments in registered investment companies that do not trade on an exchange are valued at the end of the day NAV. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effects of fair value pricing.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside of the U.S. are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide them with closing market prices and information used for adjusting those prices.

Buy and sell prices. When you buy Class T shares, you pay the NAV plus any applicable sales charges, as described above.

Execution of requests. Each Portfolio is open on those days when the NYSE is open for regular trading (“Fund business day”). We execute buy and sell requests at the next NAV to be calculated after the Portfolio receives your request in good order. A purchase, exchange or redemption order is in “good order” when a Portfolio, ACS and/or its agent, receives all required information, including properly completed and signed documents. If a Portfolio, ACS or its agent receives your order before the Portfolio’s close of business (generally 4:00 p.m., Eastern time), you will receive that day’s closing price. If a Portfolio, ACS or its agent receives your order after that time, you will receive the next business day’s closing price. The Portfolios reserve the right to reject any order to buy shares.

Certain qualified Financial Institutions may transmit an investor’s purchase or redemption order to the Portfolio’s Transfer Agent after the close of regular trading on the NYSE on a Fund business day. As long as the investor has placed the order with the Financial Institution by the close of regular trading on the NYSE on that day, the investor will then receive the NAV of the Portfolio’s shares determined by the close of regular trading on the NYSE on the day the order was placed with the qualified Financial Institution. Orders received after such time will not result in execution until the following Fund business day. Financial Institutions are responsible for instituting procedures to ensure that purchase and redemption orders by their respective clients are processed expeditiously.

The processing of sell requests and payment of proceeds may generally not be postponed for more than seven days, except when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). The Portfolios and their agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited

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to: (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to Office of Foreign Assets Control regulations; (ii) where a Portfolio or its agents detect suspicious activity or suspect fraudulent or illegal activity; or (iii) when certain notifications have been received by a Portfolio or its agents that there is a dispute between the registered or beneficial account owners.

Each Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. As a result, the value of a Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.

If a Portfolio determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment of redemption proceeds wholly or partly in cash, the Portfolio may pay the redemption price by a distribution in kind of securities from the Portfolio in lieu of cash. At various times, a Portfolio may be requested to redeem shares for which it has not yet received good payment. A Portfolio may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., wire transfer or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

Telephone transactions. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, a Portfolio is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Certificated shares. The Portfolios do not issue certificated shares.

Portfolio holdings. A schedule of the Portfolios’ complete holdings, current as of month-end, will be available on the Portfolios’ website, www.safunds.com, approximately 30 days after the end of each month. This information will remain available on the website at least until updated for the next month or until a Portfolio files with the SEC its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedule is available on the Portfolios’ website at www.safunds.com or by calling 800-858-8850, ext. 6003. A Portfolio may terminate or modify this policy at any time without further notice to shareholders.

MARKET TIMING TRADING POLICIES AND PROCEDURES

Market timing policies. The Portfolios discourage excessive or short-term trading, often referred to as “market timing,” and seek to restrict or reject such trading or take other action, as described below, if in the judgment of a Portfolio or any of its service providers, such trading may interfere with the efficient management of the Portfolio, may materially increase the Portfolio’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Portfolio and its shareholders. The Portfolios’ Board of Directors has determined that the Portfolios should not serve as vehicles for frequent trading and has adopted policies and procedures with respect to such trading, which are described in this section.

All Portfolio shareholders are subject to these policies and procedures, regardless of how their shares were purchased or are otherwise registered with the Transfer Agent. While the Portfolios’ expectation is that the market timing policies will be enforced by Financial Intermediaries pursuant to the Portfolios’ Prospectus, the Portfolios may be limited in their ability to monitor the trading activity or enforce the Portfolios’ market timing trading policies and procedures with respect to certain customers of Financial Intermediaries. For example, should it occur, a Portfolio may not be able to detect market timing that may be facilitated by Financial Intermediaries or made difficult to identify in omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers.

Risks from market timers. Depending on various factors, including the size of a Portfolio, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, excessive short-term trading may interfere with efficient management of the Portfolio, increase the Portfolio’s transactions costs, administrative costs and taxes and/or impact Portfolio performance.

In addition, if the nature of a Portfolio’s holdings expose the Portfolio to investors who engage in the type of excessive short-term trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the NAV of the fund’s shares, sometimes referred to as “arbitrage market timing,” there is the possibility that such trading, under certain circumstances, may dilute the value of Portfolio shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net delays between the change in the value of a mutual fund’s portfolio holdings and the NAV of the fund’s shares. Arbitrage market timers may seek to exploit such delays between the change in the value of a mutual fund’s portfolio holdings and the NAV of the fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of U.S. markets. Also, market timers may seek to exploit Portfolios that hold

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Shareholder Account Information

significant investments in small-cap companies, which may not be frequently traded. The Portfolios have adopted certain fair valuation practices intended to protect the Portfolios from arbitrage market timing and other trading practices that seek to exploit variations in valuation that arise from the nature of the securities held by the Portfolios. However, to the extent a Portfolio’s NAV does not immediately reflect a change in market conditions, short-term trading may dilute the value of the Portfolio’s shares.

Market timing procedures. The Portfolios’ procedures include committing staff of SAFS to monitor trading activity in the Portfolios on a regular basis by selectively reviewing transaction reports in an effort to identify trading activity that may be excessive or short-term and detrimental to a Portfolio. Factors considered in the monitoring process include, but may not be limited to, the frequency of transactions by the Financial Intermediary, a Portfolio’s investment objective, the size of the Portfolio and the dollar amount of the transaction. In the event that such trading activity is identified, and a Portfolio and its service providers in their sole discretion conclude that such trading may be detrimental to the Portfolio, the Portfolio reserves the right to temporarily or permanently bar your future purchases into the SunAmerica funds or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange between funds).

ACS has entered into agreements with Financial Intermediaries that maintain omnibus accounts with the Portfolios pursuant to which the Financial Intermediary undertakes to provide certain information to the Portfolios, including trading information, and also agrees to execute certain instructions from the Portfolios in connection with the Portfolios’ market timing policies. In certain circumstances, a Portfolio may rely upon the policy of a Financial Intermediary to deter short-term or excessive trading if the Portfolio believes that the policy of such intermediary is reasonably designed to detect and deter transactions that are not in the best interest of the Portfolio. A Financial Intermediary’s policy relating to short-term or excessive trading may be more or less restrictive than the Portfolio’s policy.

A Portfolio may also accept undertakings by a Financial Intermediary to enforce excessive or short-term trading policies on behalf of the Portfolio using alternative techniques, to the extent such techniques provide a substantially similar level of protection for the Portfolio against such transactions. For example, certain Financial Intermediaries may have contractual or legal restrictions that prevent them from blocking an account. In such instances, the Financial Intermediary may use alternative techniques that the Portfolio considers to be a reasonable substitute for such a block.

Though implementation of the Portfolios’ procedures involve judgments that are inherently subjective and involve some selectivity in their application, the Portfolios and their service providers seek to make judgments that are consistent with the interests of the Portfolios’ shareholders. There is no assurance that the Portfolios or their service providers will gain access to any or all information necessary to detect market timing. While the Portfolios will seek to take actions (directly and with the assistance of Financial Intermediaries) that will detect market timing, the Portfolios cannot represent that such trading activity can be completely eliminated.

Revocation of market timing trades. Transactions placed in violation of a Portfolio’s market timing trading policies are not necessarily deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next Fund business day following receipt by the Portfolio.

ADDITIONAL INVESTOR SERVICES (Class T)

To select one or more of these additional services, contact your broker or financial adviser.

Dollar Cost Averaging lets you make regular investments from your bank account to any retail fund of your choice distributed by ACS. You determine the frequency and amount of your investments, and you can terminate your participation at any time. Dollar cost averaging does not assure profit or protect against a loss in a declining market. Since this strategy involves continuous investments, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.

Systematic Withdrawal Plan may be used for periodic withdrawals from your account. The periodic withdrawal amount may be determined either by specifying a fixed dollar amount, or by specifying a percentage of your account assets. The periodic withdrawal amount may not exceed 12% per year based on the value of your account at the time the Plan is established or at the time of withdrawal. To use the Systematic Withdrawal Plan:

•	Make sure you have at least $5,000 worth of shares in your account.

•

Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges and taxes).

•

Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a Medallion Guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. The Portfolios reserve the right to reject withdrawal requests that are less than $50.

•	Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

•	Make sure your dividends and capital gains are being reinvested.

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Retirement plans. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans, Individual (k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any fund distributed by ACS with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 800-858-8850, ext. 6074.

TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

Account Mailings:

Account statements. Generally, account statements are provided to dealers and shareholders on a quarterly basis.

Transaction confirmations. Generally, you will receive an account confirmation:

•	after every transaction that affects your account balance (except a dividend reinvestment, automatic purchase or automatic redemption, or systematic exchange); and

•	after any change of name or address of the registered owner(s), or after certain account option changes.

IRS tax forms. After the close of every calendar year you should also receive, if applicable, an IRS Form 1099 tax information statement.

These mailings apply to accounts opened through a Portfolio. Accounts opened through a broker/dealer firm will receive statements from that financial institution.

Prospectuses, Annual and Semi-annual Reports. As an alternative to regular mail, you may elect to receive these reports via electronic delivery. To enroll for this option, visit our website at www.safunds.com, and select the “Go Paperless” hyperlink (Note: this option is only available to accounts opened through a Portfolio.).

Dividends. The Portfolios generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are paid annually by the Strategic Value Portfolio. The Focused Dividend Strategy Portfolio pays income dividends, if any, quarterly. Capital gains distributions, if any, are paid at least annually by the Portfolios. Each of the Portfolios reserves the right to declare and pay dividends less frequently than as disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

Dividend reinvestments. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio and share class on which they were paid, unless you elect in writing, not less than five business days prior to the payment date, to receive amounts in excess of $10 in cash. Alternatively, dividends and distributions may be reinvested in any fund distributed by ACS, or you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial adviser or call Shareholder/Dealer Services at 800-858-8850 to change dividend and distribution payment options.

Taxability of dividends. As long as a Portfolio meets the requirements for being a tax-qualified regulated investment company, which each Portfolio has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. A Portfolio intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Portfolio holds its assets). Distributions of investment income reported by a Portfolio as derived from qualified dividend income are eligible for taxation in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. It does not include income from investments in fixed-income securities. In addition, a Portfolio must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Portfolio’s shares, for the lower tax rates to apply.

Some dividends paid in January, if declared in the previous quarter, will be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The IRS Form 1099 that is mailed to you after the close of every calendar year details your dividends and their federal income tax category, although you should verify your tax liability with your tax professional.

Recent regulations require the Portfolios to report to the IRS, and furnish to shareholders, the cost basis information for shares purchased on or after January 1, 2012, and sold on or after that date. The Portfolios will permit shareholders to elect from among several cost basis methods accepted by the IRS, including average cost. In the absence of an election by a shareholder, the Portfolios will use the average cost method with respect to that shareholder.

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Shareholder Account Information

“Buying into a dividend.” You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

Taxability of transactions. Any time you sell shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Other tax considerations. If you are not a resident or a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% United States withholding tax, unless a lower treaty rate applies or unless the dividends are reported by a Portfolio as being paid in respect of that Portfolio’s “qualified net interest income” or “qualified short-term capital gains,” as discussed in the SAI. However, withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares in the Portfolio. A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. For more information about these requirements, see the SAI.

A 3.8 percent Medicare contribution tax is imposed on net investment income, including, among other things, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

By law, each Portfolio must withhold 28% of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current United States federal income tax law of an investment in a Portfolio. It is not a substitute for professional tax advice. Consult your tax adviser about the potential tax consequences of an investment in a Portfolio under all applicable laws.

[Small accounts (other than Class W). If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Portfolio may close out your account and mail you the proceeds. Alternatively, you may be charged an annual fee of $24 to maintain your account. Your account will not be closed if its drop in value is due to Portfolio performance, the effects of sales charges, or administrative fees (for retirement plans only). Certain minimum balance requirements may be waived at the Adviser’s discretion. The involuntary redemptions in small accounts described above do not apply to shares held in omnibus accounts maintained by Financial Intermediaries.]

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More Information About the Portfolios

PORTFOLIO INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Portfolio’s investment approach. Following this chart is a Glossary that further describes the investment and risk terminology that we use. Please review the Glossary in conjunction with this chart.

The investment goals of each Portfolio may be changed without shareholder approval.

	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio
What is the Portfolio’s investment goal?	Total Return (including Capital Appreciation and Current Income)	Long-term Growth of Capital
What principal investment strategies does the Portfolio use to implement its investment goal?	Value	Value
What are the Portfolio’s principal investment techniques?	Employs a “buy and hold” strategy with thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, will be invested in dividend yielding equity securities.	Employs a “buy and hold” strategy with equity securities selected annually from the Russell 3000® Value Index.
What are the Portfolio’s other significant (non-principal) investments?	•None	•Small-cap companies •Mid-cap companies
What other types of securities may the Portfolio normally invest in as part of efficient portfolio management and which may produce some income?	•Short-term investments •Futures •Exchange-traded funds	•Short-term investments
What risks may affect the Portfolio?	Principal Risks: •Stock market volatility •Securities selection •Disciplined strategy Non-principal Risks: •Affiliated fund rebalancing •Futures contracts •Exchange-traded funds	Principal Risks: •Stock market volatility •Securities selection •Disciplined strategy •Small- and mid-market capitalization Non-principal Risk: •Affiliated fund rebalancing

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More Information About the Portfolios

GLOSSARY

INVESTMENT AND OTHER TERMINOLOGY

Acquired Fund Fees and Expenses are expenses incurred indirectly by a Portfolio as a result of the investments in shares of one or more “acquired funds,” as defined in the registration form applicable to the Portfolio, which generally includes investments in other mutual funds, hedge funds, private equity funds and other pooled investment vehicles.

Annual rebalancing. The Focused Dividend Strategy Portfolio will rebalance its holdings on an annual basis, immediately after which the Portfolio will hold approximately an equal value of each of the stocks selected for the Portfolio. The SunAmerica Strategic Value Portfolio will also rebalance its holdings on an annual basis although the weightings of the securities may vary. SunAmerica will implement the rebalancing by purchasing new securities that meet the selection criteria, selling securities that no longer meet the selection criteria, and adjusting each Portfolio’s ownership of securities that continue to meet the criteria in order to achieve the proper weightings of each of the securities.

Capital appreciation is growth of the value of an investment.

Conservation of principal means investing in a manner that tries to protect the value of an investment against market movements and other economic events.

Convertible securities are bonds or preferred stocks that may be exchanged for common stock of the same or a different company. Certain convertible securities may be rated below investment grade.

Currency transactions include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

Current income means money that is received on an ongoing basis from investments.

Equity securities include common and preferred stocks, convertible securities, warrants and rights.

Exchange-traded funds (“ETFs”) are generally structured as investment companies and are traded like traditional equity securities on a national securities exchange. ETFs are typically designed to represent a fixed portfolio of securities designed to track a particular market index. The Focused Dividend Strategy Portfolio will generally invest in ETFs in order to increase its investment exposure pending investment of cash by allowing the Portfolio’s cash assets to perform more like securities, while maintaining liquidity.

It may be necessary under certain foreign laws, less expensive, or more expedient to invest in foreign investment companies, which invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses, and the investment adviser will not invest in such investment companies unless, in its judgment, the potential benefits justify the payment of any associated fees and expenses.

Growth of capital is growth of the value of an investment.

Market capitalization represents the total market value of the outstanding securities of a corporation.

Futures contract: A futures contract, a type of derivative security, is a standardized contract, traded on a futures exchange, to buy or sell a certain underlying instrument at a certain date in the future, at a specified price. An index futures contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Focused Dividend Strategy Portfolio enters into and closes out an index futures contract, the Portfolio realizes a gain or loss.

Short-term investments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

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Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. [For the most recent annual reconstitution published as of May 29, 2015, the market capitalization range of companies in the Russell 2000® Index was approximately $177 million to $4.30 billion, which range will vary daily.]

Total return is achieved through both growth of capital and income.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

The Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

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More Information About the Portfolios

RISK TERMINOLOGY

Affiliated fund rebalancing: The Portfolios may be investment options for other mutual funds for which SunAmerica serves as investment adviser that are managed as “fund of funds.” From time to time, a Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, a Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Disciplined strategy: The Portfolios will not deviate from their strategy, which entails buying and holding stocks selected through the selection criteria described under “Principal Investment Strategies and Techniques of the Portfolio” on page [3] and [8], respectively, of the Prospectus (except under certain circumstances, such as if necessary to comply with federal tax laws applicable to the Portfolio). The Portfolios will not generally sell stocks in their portfolios and buy different stocks except during their annual rebalancings or as otherwise set forth in the Prospectus, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

Exchange-traded funds: Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Focused Dividend Strategy Portfolio could lose money investing in an ETF.

Futures contracts: The price volatility of futures contracts has been historically greater than that for traditional securities such as stocks and bonds. The risks associated with the Focused Dividend Strategy Portfolio’s use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying instrument that it is designed to track (e.g., an equity index); (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; (iii) if the Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times; and (iv) although the Portfolio will generally purchase only exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous.

Securities selection: A strategy used by a Portfolio, or securities selected by its Adviser, may fail to produce the intended return.

Small- and mid-market capitalization: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Mid-cap companies will be subject to these risks to a lesser extent.

Stock market volatility: The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio’s portfolio.

22

Portfolio Management

Adviser. SunAmerica manages the Portfolios, provides various administrative services, and supervises the daily business affairs of each Portfolio. SunAmerica also may select subadvisers (“Subadvisers”) to manage all or certain portions of the Portfolios. The Subadvisers are responsible for decisions to buy and sell securities, selection of broker-dealers and negotiation of commission rates for their respective portion of the relevant Portfolio. SunAmerica may terminate any agreement with any Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Portfolios with unaffiliated Subadvisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Subadvisers for new or existing portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing unaffiliated Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a portfolio have the right to terminate an agreement with Subadvisers for that portfolio at any time by a vote of the majority of the outstanding voting securities of such portfolio. Shareholders will be notified of any Subadviser changes. The termination and subsequent replacement of a Subadviser can increase transaction costs and portfolio turnover rates, which may result in distributions of short-term capital gains and other tax consequences to shareholders. The order also permits a Portfolio to disclose the Subadvisers’ fees only in the aggregate for each Portfolio.

SunAmerica is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992. SunAmerica was organized in 1982 under the laws of Delaware, and managed, advised or administered approximately $[        ] billion of assets as of December 31, 2016. In addition to managing the Portfolios, SunAmerica serves as investment adviser, manager and/or administrator for VALIC Company I, VALIC Company II, SunAmerica Specialty Series, Anchor Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., Seasons Series Trust, SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica Series Trust.

For the fiscal year ended October 31, 2016, each Portfolio paid the Adviser an annual fee equal to the following rates, expressed as an annual percentage of average daily net assets of each Portfolio:

Portfolio	Rate of Investment Advisory Fee
Focused Dividend Strategy Portfolio	0.60% on the first $1.5 billion 0.50% on the next $1.5 billion 0.40% thereafter
SunAmerica Strategic Value Portfolio	0.75%

In addition, pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent noted in the footnotes of the Fee and Expense Table for the SunAmerica Strategic Value Portfolio. Any waivers or reimbursements with respect to the Portfolio are subject to recoupment within two years after the occurence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waiver and/or reimbursement occurred. The Expense Limitation Agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors. The potential reimbursements are accounted for as possible contingent liabilities that are not recordable on the balance sheet of the Portfolio until collection is probable, but appear as a footnote disclosure to the Portfolio’s financial statements. At such time as it appears probable that the Portfolio is able to effect such reimbursement and that SunAmerica intends to seek such reimbursement, the amount of the reimbursement will be accrued as an expense of the Portfolio for that current period.

Additional Information About SunAmerica

A discussion regarding the basis for the Board of Directors’ approval of investment advisory agreements for the Portfolios is available in the Portfolios’ Annual Report to shareholders for the period ended October 31, 2016.

Distributor. ACS distributes each Portfolio’s shares. The Distributor, a SunAmerica affiliate, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Portfolio’s Class T Rule 12b-1 Plan.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor in connection with sales of shares of a Portfolio). This compensation may include: (i) full reallowance of the front-end sales charge on Class T shares; (ii) additional compensation with respect to the sale of Class T shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Portfolios, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of a Portfolio. Compensation may also include payment for travel expenses, including lodging, incurred in

23

Portfolio Management

connection with trips taken by invited registered representatives for meetings or seminars of a business nature. Broker-dealers may not use sales of the Portfolios’ shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

In certain instances, SunAmerica or its affiliates may pay distribution-related expenses, including providing the additional compensation to broker-dealers or other Financial Intermediaries described above. In addition, SunAmerica, the Distributor or their affiliates (including the Servicing Agent) may make substantial payments to broker-dealers or other Financial Intermediaries and service providers for distribution and/or shareholder servicing activities. Some of these distribution-related payments may be made to dealers or Financial Intermediaries for marketing, promotional, administrative and/or recordkeeping services that may promote sales of Portfolio shares; these payments are often referred to as “revenue sharing.” Such payments may be based on various factors, including levels of assets and/or sales (based on gross or net sales or some other criteria) of one or more Portfolios managed and/or administered by the Adviser. In some circumstances, those types of payments may relate to one or more Portfolios’ inclusion on a Financial Intermediary’s preferred list of funds offered to its clients or may create an incentive for a broker-dealer or other Financial Intermediary or its representatives to recommend or offer shares of the Portfolios to its customers over other funds that do not have sponsors making similar payments. You should ask your broker-dealer or Financial Intermediary for more details about any such payments it receives.

Payments by SunAmerica are out of its own resources, including the profits from its advisory fees. Payments by the Distributor may be out of its own resources or fees it receives under the Portfolios’ Class T Rule 12b-1 Plan. Payments by other affiliates are out of their own resources.

Financial Institution Compensation. If you purchase shares of a Portfolio through a Financial Institution, the Portfolio, SunAmerica, the Distributor or their affiliates may pay the Financial Institution for the sale of Portfolio shares and related services, as described above. These payments may create a conflict of interest by influencing the Financial Institution and your salesperson to recommend a Portfolio over another investment. Ask your salesperson or visit your Financial Institution’s website for more information.

Servicing Agent. The Servicing Agent assists the Transfer Agent in providing shareholder services. The Servicing Agent, a SunAmerica affiliate, is paid a monthly fee by each Portfolio for its services at the annual rate of 0.22% of average daily net assets of Class A, Class B, Class C, Class T and Class W shares.

SunAmerica, the Distributor and Servicing Agent are located in Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992 and 2929 Allen Parkway, Houston, Texas 77019.

24

The following individuals are the portfolio managers of the Portfolios:

Portfolio	Name, Title and Affiliation of Portfolio Manager	Experience

Focused Dividend Strategy Portfolio	Timothy Pettee Lead Portfolio Manager, Senior Vice President and Chief Investment Strategist	Mr. Pettee joined SunAmerica in 2003. He is Chief Investment Strategist and Lead Portfolio Manager for a number of SunAmerica products. Prior to joining SunAmerica, he was Executive Vice President and Global Director of Research for Schroder Investment Management. His investment experience dates from 1980.

	Timothy Campion Co-Portfolio Manager, Senior Vice President	Mr. Campion joined SunAmerica in February 2012, and is Senior Portfolio Manager. Prior to joining SunAmerica, he held investment-related positions at PineBridge Investments, LLC and AIG Investments where he was part of the asset allocation team. While there, he was also responsible for management and trading of a wide variety of index funds, including domestic and international equities, and fixed-income securities. His investment experience dates from 1996.

	Andrew Sheridan Co-Portfolio Manager, Senior Vice President	Mr. Sheridan joined SunAmerica in 2003 and is Senior Portfolio Manager. While at SunAmerica he also served as an equity research analyst. Prior to joining SunAmerica, Mr. Sheridan worked in the research department at U.S. Trust and the market research division of Greenwich Associates. His investment experience dates from 1999.

SunAmerica Strategic Value Portfolio	Timothy Pettee Lead Portfolio Manager, Senior Vice President and Chief Investment Strategist	See the Focused Dividend Strategy Portfolio above.

	Timothy Campion Co-Portfolio Manager, Senior Vice President	See the Focused Dividend Strategy Portfolio above.

	Andrew Sheridan Co-Portfolio Manager, Senior Vice President	See the Focused Dividend Strategy Portfolio above.

25

Financial Highlights

The Financial Highlights table for each Portfolio is intended to help you understand the Portfolio’s financial performance for the past 5 years or since inception. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by [        ], an independent registered public accounting firm, whose report, along with each Portfolio’s financial statements, are incorporated by reference in the SAI, which is available upon request.

Since Class T Shares of the Portfolios have no performance history, the financial information in the table below shows each Portfolio’s financial performance for the periods indicated for Class A shares of the Portfolio. Although Class A shares are not offered in this Prospectus, Class A shares would have substantially similar performance to the Class T shares offered in this Prospectus because Class A shares and Class T shares are invested in the same portfolio of securities and performance would differ only to the extent that Class A shares and Class T shares have different expenses.

FOCUSED DIVIDEND STRATEGY PORTFOLIO

Period Ended	Net Asset Value beginning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and unrealized)	Total from invest- ment operations	Dividends from net invest- ment income	Distri- butions from net realized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net invest- ment income (loss) to average net assets	Portfolio Turnover
	Class A
10/31/12	$11.55	$0.34	$1.63	$1.97	$(0.34)	$—	$(0.34)	$13.18	17.27%	$1,916,051	0.98%	2.76%	20%
10/31/13	13.18	0.43	4.44	4.87	(0.42)	(0.17)	(0.59)	17.46	38.00	3,894,978	0.98	2.88	42
10/31/14	17.46	0.43	1.19	1.62	(0.41)	(0.57)	(0.98)	18.10	9.78	3,783,631	1.07	2.47	47
10/31/15	18.10	0.39	0.62	1.01	(0.42)	(1.08)	(1.50)	17.61	6.32	4,213,860	1.06	2.26	56
10/31/16	17.61	0.51	0.12	0.63	(0.42)	(1.16)	(1.58)	16.66	4.38	4,849,219	1.05	3.16	60

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

26

STRATEGIC VALUE PORTFOLIO

Period Ended	Net Asset Value beginning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and unrealized)		Total from invest- ment operations	Dividends from net invest- ment income	Distri- butions from net realized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net invest- ment income (loss) to average net assets	Portfolio Turnover
	Class A
10/31/12	$15.77	$0.20	$1.94		$2.14	$(0.03)	$—	$(0.03)	$17.88	13.64%	$114,965	1.49%	1.19%	55%
10/31/13	17.88	0.23	4.92	(3)	5.15	(0.24)	—	(0.24)	22.79	29.21	164,273	1.46	1.16	76
10/31/14	22.79	0.24	3.11		3.35	(0.17)	(0.10)	(0.27)	25.87	14.83	190,621	1.42	0.98	64
10/31/15	25.87	0.36	(0.22)		0.14	(0.27)	—	(0.27)	25.74	0.56	186,699	1.43	1.39	57
10/31/16	25.74	0.37	0.10		0.47	(0.36)	—	(0.36)	25.85	1.88	175,724	1.42	1.47	56

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3)	Includes the effect of a merger.

27

For More Information

The following documents contain more information about the Portfolios and are available free of charge upon request:

Annual and Semi-annual Reports. Additional information about the Portfolios is contained in the financial statements and portfolio holdings in the Portfolios’ Annual and Semi-annual Reports. In the Portfolios’ Annual Report, you will find a discussion of the investment operations and the factors that significantly affected each Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI contains additional information about the Portfolios’ policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference, which means it is legally part of this Prospectus.

You may obtain copies of these documents or ask questions about the Portfolios by contacting SunAmerica Fund Services, Inc. at 800-858-8850, by visiting our website at www.safunds.com, or by calling your broker or financial adviser.

View your account online!

Visit our website at www.safunds.com and register in order to:

•	View your account and portfolio balance(s)

•	View the transaction history of your account(s)

•	See the NAV of the Portfolio(s) you own

•	Perform financial transactions (some limitations apply)

•	Update account information (some limitations apply)

•	Access year-to-date tax summary information

•	View the dealer information on your account(s)

For Broker/Dealers: You can view your clients’ account information online by visiting our website at www.safunds.com and clicking on the “Financial Advisors” link and following the registration prompt which will bring you to the Advisor Center where you will need to click on the DST Vision link. Please call 800-858-8850, x6003 for registration assistance, if needed.

View your shareholder reports online!

Enroll for electronic delivery of Prospectuses and Annual Reports by visiting our website at www.safunds.com and clicking on the “Go Paperless!” icon to register. Why Go Paperless?

•	Immediate receipt of important Portfolio information

•	Elimination of bulky documents from personal files

•	Reduction of the Portfolios’ printing and mailing costs.

Once enrolled, paper copies of these documents will be replaced with an e-mail notification that they are available on the Internet. You can even notify us online if your e-mail address changes. You may cancel your enrollment at any time. Please note that the e-mail address you provide will be kept confidential and will only be used for purposes related to the Funds. All personal information is encrypted and is completely secure.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 202-551-8090 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov and copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-1520.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

DISTRIBUTOR: AIG Capital Services, Inc.

INVESTMENT COMPANY ACT

File No. 811-07797

Go Paperless!!

Did you know that you have the option to

receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It’s Quick — Fund documents will be received faster than via traditional mail.

It’s Convenient — Elimination of bulky documents from personal files.

It’s Cost Effective — Reduction of your Fund’s printing and mailing costs.

To sign up for electronic delivery, follow

these simple steps:

1	Go to www.safunds.com

2	Click on the link to “Go Paperless!!”

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by AIG Capital Services, Inc.

Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

www.safunds.com

[                    ]

SunAmerica Strategic Value Portfolio

Prospectus

2017

www.safunds.com

THIS IS A PRIVACY STATEMENT AND NOT PART OF THE PROSPECTUS.

Privacy Statement

SunAmerica collects nonpublic personal information about you from the following sources:

•    Information we receive from you on applications or other forms; and

•    Information about your SunAmerica mutual funds transactions with us or others, including your financial adviser.

SunAmerica will not disclose any nonpublic personal information about you or your account(s) to anyone unless one of the following conditions is met:

•    SunAmerica receives your prior written consent;

•    SunAmerica believes the recipient is your authorized representative;

•    SunAmerica is permitted by law to disclose the information to the recipient in order to service your account(s); or

•    SunAmerica is required by law to disclose information to the recipient.

If you decide to close your account(s) or become an inactive customer, SunAmerica will adhere to the privacy policies and practices as described in this notice.

SunAmerica restricts access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

The information in this Prospectus is not complete and may be  changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED FEBRUARY 2, 2017

[        ], 2017        PROSPECTUS

SUNAMERICA SERIES, INC.

SunAmerica Strategic Value Portfolio

Class	SunAmerica Strategic Value Portfolio: Ticker Symbol
W Shares	[ ]

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Portfolio Highlights: SunAmerica Strategic Value Portfolio

INVESTMENT GOAL

The investment goal of the SunAmerica Strategic Value Portfolio (the “Portfolio”) is long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page [    ] of the Portfolio’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page [    ] of the Portfolio’s statement of additional information (“SAI”).

Class W
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Maximum Account Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	—
Other Expenses	[	]%

Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	[	]%

Fee Waiver and/or Expense Reimbursement(1)(2)	[	]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	[	]%

(1)	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.52% for Class W shares. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This Agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the independent directors of the Board that are not “interested persons” of the Portfolio as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”).
(2)	Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waiver and/or reimbursement occurred.

1

Portfolio Highlights: SunAmerica Strategic Value Portfolio

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
SunAmerica Strategic Value Portfolio
Class W Shares	$	[	]	$	[	]	$	[	]	$	[	]

PORTFOLIO TURNOVER:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO

The Portfolio’s principal investment strategy is based on value. The value oriented philosophy to which the Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Portfolio is to employ a “buy and hold” strategy with equity securities selected annually from the Russell 3000® Value Index. The portfolio managers select securities through extensive quantitative research, which includes the use of a multi-factor model that the portfolio managers employ to identify and rank companies within the Russell 3000® Value Index. Through this selection process, the portfolio managers will select approximately 100 securities from the Russell 3000® Value Index. The selection criteria for these securities will generally include a combination of factors that relate to profitability and valuation. The process also includes the use of a multi-factor model that is designed to control the portfolio’s volatility relative to the Russell 3000® Value Index. While the securities selection process will take place on an annual basis, the portfolio managers may, at their discretion, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio becomes a disproportionately large percentage of the Portfolio’s holdings or when the security substantially underperforms relative to the Russell 3000® Value Index.

The Portfolio will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about March 1. The Portfolio employs a strategy to hold securities between its annual rebalancings, even if there are adverse developments concerning a particular security, an industry, the economy or the stock market generally.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of “value” stocks may rise or decline under varying market conditions—for example, “growth” stocks may perform well under circumstances in which value stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time,

2

or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Portfolio may underperform the market generally.

Disciplined Strategy. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Portfolio may be more susceptible to general market declines than other mutual funds.

Small- and Mid-Market Capitalization. The Portfolio invests in securities without regard to capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

3

Portfolio Highlights: SunAmerica Strategic Value Portfolio

PERFORMANCE INFORMATION

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year, and compare the Portfolio’s average annual returns to those of the Russell 3000® Value Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the Table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio’s performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Effective March 1, 2011, the name of the Portfolio was changed to the SunAmerica Strategic Value Portfolio and certain corresponding changes were made to the Portfolio’s principal investment strategies and techniques. In particular, prior to this date, the Portfolio was managed as a “focused” fund. Accordingly, the performance information prior to March 1, 2011 does not reflect the management of the Portfolio in accordance with its current investment strategy and techniques.

Class W shares have not been in operation for a full calendar year; therefore no performance information for Class W shares is provided. The returns for Class W shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.

SUNAMERICA STRATEGIC VALUE PORTFOLIO        (Class A)

During the ten-year period shown in the Bar Chart, [the highest return for a quarter was 29.12% (quarter ended June 30, 2009) and the lowest return for a quarter was –32.77% (quarter ended December 31, 2008).] [The year-to-date return as of March 31, 2017 was [ ]%.]

Average Annual Total Returns (as of the periods ended December 31, 2016)
	Past One Year		Past Five Years		Past Ten Years
Class A	[	]%	[	]%	[	]%
Return After Taxes on Distributions (Class A)	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares (Class A)(1)	[	]%	[	]%	[	]%

Russell 3000® Value Index	[	]%	[	]%	[	]%

(1)

When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

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INVESTMENT ADVISER

The Portfolio’s investment adviser is SunAmerica.

PORTFOLIO MANAGERS

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Pettee	2013	Lead Portfolio Manager, Senior Vice President and Chief Investment Strategist at SunAmerica
Timothy Campion	2013	Co-Portfolio Manager, Senior Vice President at SunAmerica
Andrew Sheridan	2013	Co-Portfolio Manager, Senior Vice President at SunAmerica

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page [    ]of the Prospectus.

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Important Additional Information

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s initial investment minimums generally are as follows:

Class W Shares
Minimum Initial Investment	$50,000
Minimum Subsequent Investment	N/A

You may purchase or sell shares of the Portfolio each day the New York Stock Exchange (“NYSE”) is open. You should contact your broker, financial advisor or financial institution, or, if you hold your shares through the Portfolio, you should contact the Portfolio by phone at 800-858-8850, by regular mail (SunAmerica Mutual Funds c/o BFDS, PO Box 219186, Kansas City, MO 64121-9186), by express, certified and registered mail (SunAmerica Mutual Funds c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514), or via the Internet at www.safunds.com.

TAX INFORMATION

The Portfolio’s dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Shareholder Account Information

SELECTING A SHARE CLASS

The Portfolio offers Class W shares through this Prospectus.

Each class of shares has its own cost structure, or requirements, so you can choose the one best suited to your investment needs. Your broker or financial adviser can help you determine which class is right for you.

Class W

•Offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with a Portfolio, whose use of Class W shares will depend on the structure of the particular advisory fee-based program.

•No sales charges.

•Lower annual expenses than Class A, B or C shares.

Sales Charge Arrangements and Waivers. The Portfolio and AIG Capital Services, Inc. (“ACS”) or the “Distributor”) offer opportunities to purchase shares without sales charges under the programs described below. The Portfolio reserves the right to modify or cease offering these programs at any time without prior notice.

•

Dividend Reinvestment. Dividends and/or capital gains distributions received by a shareholder from the Portfolio will automatically be reinvested in additional shares of the Portfolio and share class without sales charges, at net asset value (“NAV”) in effect on the payable date. Alternatively, dividends and distributions may be reinvested in any retail fund distributed by ACS. Or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options.

•

Exchange of Shares. Shares of the Portfolio may be exchanged for the same class of shares of one or more other retail funds distributed by ACS at NAV at the time of exchange. Please refer to “Additional Investor Services” in this Prospectus for more details about this program. In addition, in connection with advisory fee-based programs sponsored by certain financial intermediaries, and subject to the conditions set forth in the Portfolio’s SAI, shareholders of the Portfolio may exchange their shares (i) from Class A or Class C shares of the Portfolio into Class W shares of the Portfolio and (ii) from Class W shares of the Portfolio into Class A shares of the Portfolio. Please refer to “Exchange Privilege” in the SAI for more details about these types of exchanges and the corresponding sales charge arrangements.

Information and Records to be Provided to the Portfolio. You may be asked to provide supporting account statements or other information to allow us to verify your eligibility to receive a reduction or waiver of sales charge.

For more information regarding the sales charge reductions and waivers described above, please visit our website at www.safunds.com and select the “Products” hyperlink. The Portfolio’s SAI also contains additional information about the sales charges and certain reductions and waivers.

DISTRIBUTION AND SERVICE FEES

Class W shares are not subject to distribution fees or account maintenance fees.

ACS is paid a fee of 0.15% of average daily net assets of Class W shares in compensation for providing additional shareholder services to Class W shareholders.

OPENING AN ACCOUNT, BUYING AND SELLING SHARES (Class W)

Class W shares of the Portfolio are offered exclusively for sale through advisory fee-based programs sponsored by certain Financial Intermediaries and any other institutions having agreements with the Portfolio, whose use of Class W shares will depend on the structure of the particular advisory fee-based program. The minimum initial investment for Class W shares of the Portfolio is $50,000 and there is no minimum subsequent investment. The minimum initial investment for Class W shares may be waived for

7

Shareholder Account Information

certain fee-based programs. Inquiries regarding the purchase, redemption or exchange of Class W shares or the making or changing of investment choices should be directed to your financial adviser.

[As part of your application, you are required to provide information regarding your personal identification under anti-money laundering laws, including the USA PATRIOT Act of 2001, as amended (the “PATRIOT Act”). If we are unable to obtain the required information, your application will be considered to be not in good order (as described below), and it therefore cannot be processed. Your application and any check or other deposit that accompanied your application will be returned to you. Applications must be received in good order under the PATRIOT Act requirements and as otherwise required in this Prospectus in order to receive that day’s NAV. In addition, applications received in good order are nevertheless subject to customer identification verification procedures under the PATRIOT Act. We may ask to see your driver’s license or other identifying documents. We may share identifying information with third parties for the purpose of verification. If your identifying information cannot be verified within a reasonable time after receipt of your application, the account will not be processed or, if processed, the Portfolio reserves the right to redeem the shares purchased and close the account. If the Portfolio closes an account in this manner, the shares will be redeemed at the NAV next calculated after the Portfolio decides to close the account. In these circumstances, the amount redeemed may be less than your original investment and may have tax implications. Consult with your tax adviser for details. Non-resident aliens will not be permitted to establish an account through the check and application process at the Transfer Agent.]

TRANSACTION POLICIES

Valuation of shares. The NAV for the Portfolio and class is determined each business day at the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares. The NAV for the Portfolio also may be calculated on any other day in which the Adviser determines that there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares. Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the NYSE, unless, in accordance with pricing procedures approved by the Portfolio’s Board of Directors (the “Board of Directors” or the “Board”), the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically reviewed and approved by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Investments in registered investment companies that do not trade on an exchange are valued at the end of the day NAV. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effects of fair value pricing.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside of the U.S. are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolio uses an outside pricing service to provide them with closing market prices and information used for adjusting those prices.

Buy and sell prices. When you buy Class W shares, you pay the NAV. When you sell Class W shares, you receive the NAV.

Execution of requests. The Portfolio is open on those days when the NYSE is open for regular trading (“Fund business day”). We execute buy and sell requests at the next NAV to be calculated after the Portfolio receives your request in good order. A purchase, exchange or redemption order is in “good order” when the Portfolio, ACS and/or its agent, receives all required information, including properly completed and signed documents. If the Portfolio, ACS or its agent receives your order before the Portfolio’s close of business (generally 4:00 p.m., Eastern time), you will receive that day’s closing price. If the Portfolio, ACS or its agent receives your order after that time, you will receive the next business day’s closing price. The Portfolio reserves the right to reject any order to buy shares.

Certain qualified Financial Institutions may transmit an investor’s purchase or redemption order to the Portfolio’s Transfer Agent after the close of regular trading on the NYSE on a Fund business day. As long as the investor has placed the order with the Financial

8

Institution by the close of regular trading on the NYSE on that day, the investor will then receive the NAV of the Portfolio’s shares determined by the close of regular trading on the NYSE on the day the order was placed with the qualified Financial Institution. Orders received after such time will not result in execution until the following Fund business day. Financial Institutions are responsible for instituting procedures to ensure that purchase and redemption orders by their respective clients are processed expeditiously.

The processing of sell requests and payment of proceeds may generally not be postponed for more than seven days, except when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). The Portfolio and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to: (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to Office of Foreign Assets Control regulations; (ii) where the Portfolio or its agents detect suspicious activity or suspect fraudulent or illegal activity; or (iii) when certain notifications have been received by the Portfolio or its agents that there is a dispute between the registered or beneficial account owners.

The Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. As a result, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.

If the Portfolio determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment of redemption proceeds wholly or partly in cash, the Portfolio may pay the redemption price by a distribution in kind of securities from the Portfolio in lieu of cash. At various times, the Portfolio may be requested to redeem shares for which it has not yet received good payment. The Portfolio may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., wire transfer or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

Telephone transactions. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Portfolio is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Exchanges. You may exchange shares of the Portfolio for shares of the same class of any other retail fund distributed by ACS. Such exchange may constitute a taxable event for U.S. federal income tax purposes. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under “Additional Investor Services.”

If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange.

The Portfolio may change or cancel the exchange privilege at any time, upon 60 days’ written notice to its shareholders. The Portfolio at all times also reserves the right to restrict, reject or cancel any exchange transactions, for any reason, without notice. For example, the Portfolio may refuse any sale of Portfolio shares through an exchange by any investor or group if, in the Portfolio’s judgment, the trade: (i) may interfere with the efficient management of the Portfolio’s portfolio; (ii) may appear to be connected with a strategy of market timing (as described below under “Market Timing Trading Policies and Procedures” section); or (iii) may have the potential of otherwise adversely affecting the Portfolio. In making a decision to reject an exchange request, the Portfolio may consider, among other factors, the investor’s trading history in the Portfolio and in other SunAmerica Mutual Funds.

Rejected exchanges. If the Portfolio rejects an exchange request involving the sale of Portfolio shares, the rejected exchange request will also mean that there will be no sales of the shares that would have been used for the exchange purchase. Of course, you may generally redeem shares of the Portfolio at any time, subject to any applicable CDSCs.

Certificated shares. The Portfolio does not issue certificated shares.

Portfolio holdings. A schedule of the Portfolio’s complete holdings, current as of month-end, will be available on the Portfolio’s website, www.safunds.com, approximately 30 days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Portfolio files with the SEC its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedule is available on the Portfolio’s website at www.safunds.com or by calling 800-858-8850, ext. 6003. The Portfolio may terminate or modify this policy at any time without further notice to shareholders.

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Shareholder Account Information

MARKET TIMING TRADING POLICIES AND PROCEDURES

Market timing policies. The Portfolio discourages excessive or short-term trading, often referred to as “market timing,” and seeks to restrict or reject such trading or take other action, as described below, if in the judgment of the Portfolio or any of its service providers, such trading may interfere with the efficient management of the Portfolio, may materially increase the Portfolio’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Portfolio and its shareholders. The Portfolio’s Board of Directors has determined that the Portfolio should not serve as a vehicle for frequent trading and has adopted policies and procedures with respect to such trading, which are described in this section.

All Portfolio shareholders are subject to these policies and procedures, regardless of how their shares were purchased or are otherwise registered with the Transfer Agent. While the Portfolio’s expectation is that the market timing policies will be enforced by Financial Intermediaries pursuant to the Portfolio’s Prospectus, the Portfolio may be limited in its ability to monitor the trading activity or enforce the Portfolio’s market timing trading policies and procedures with respect to certain customers of Financial Intermediaries. For example, should it occur, the Portfolio may not be able to detect market timing that may be facilitated by Financial Intermediaries or made difficult to identify in omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers.

Risks from market timers. Depending on various factors, including the size of the Portfolio, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, excessive short-term trading may interfere with efficient management of the Portfolio, increase the Portfolio’s transactions costs, administrative costs and taxes and/or impact Portfolio performance.

In addition, if the nature of the Portfolio’s holdings expose the Portfolio to investors who engage in the type of excessive short-term trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the NAV of the fund’s shares, sometimes referred to as “arbitrage market timing,” there is the possibility that such trading, under certain circumstances, may dilute the value of Portfolio shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net delays between the change in the value of a mutual fund’s portfolio holdings and the NAV of the fund’s shares. Arbitrage market timers may seek to exploit such delays between the change in the value of a mutual fund’s portfolio holdings and the NAV of the fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of U.S. markets. Also, market timers may seek to exploit the Portfolio to the extent it holds significant investments in small-cap companies, which may not be frequently traded. The Portfolio has adopted certain fair valuation practices intended to protect the Portfolio from arbitrage market timing and other trading practices that seek to exploit variations in valuation that arise from the nature of the securities held by the Portfolio. However, to the extent the Portfolio’s NAV does not immediately reflect a change in market conditions, short-term trading may dilute the value of the Portfolio’s shares.

Market timing procedures. The Portfolio’s procedures include committing staff of SAFS to monitor trading activity in the Portfolio on a regular basis by selectively reviewing transaction reports in an effort to identify trading activity that may be excessive or short-term and detrimental to the Portfolio. Factors considered in the monitoring process include, but may not be limited to, the frequency of transactions by the Financial Intermediary, the Portfolio’s investment objective, the size of the Portfolio and the dollar amount of the transaction. In the event that such trading activity is identified, and the Portfolio and its service providers in their sole discretion conclude that such trading may be detrimental to the Portfolio, the Portfolio reserves the right to temporarily or permanently bar your future purchases into the SunAmerica funds or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange between funds).

ACS has entered into agreements with Financial Intermediaries that maintain omnibus accounts with the Portfolio pursuant to which the Financial Intermediary undertakes to provide certain information to the Portfolio, including trading information, and also agrees to execute certain instructions from the Portfolio in connection with the Portfolio’s market timing policies. In certain circumstances, the Portfolio may rely upon the policy of a Financial Intermediary to deter short-term or excessive trading if the Portfolio believes that the policy of such intermediary is reasonably designed to detect and deter transactions that are not in the best interest of the Portfolio. A Financial Intermediary’s policy relating to short-term or excessive trading may be more or less restrictive than the Portfolio’s policy.

The Portfolio may also accept undertakings by a Financial Intermediary to enforce excessive or short-term trading policies on behalf of the Portfolio using alternative techniques, to the extent such techniques provide a substantially similar level of protection for the Portfolio against such transactions. For example, certain Financial Intermediaries may have contractual or legal restrictions that prevent them from blocking an account. In such instances, the Financial Intermediary may use alternative techniques that the Portfolio considers to be a reasonable substitute for such a block.

Though implementation of the Portfolio’s procedures involve judgments that are inherently subjective and involve some selectivity in their application, the Portfolio and its service providers seek to make judgments that are consistent with the interests of the Portfolio’s

10

shareholders. There is no assurance that the Portfolio or its service providers will gain access to any or all information necessary to detect market timing. While the Portfolio will seek to take actions (directly and with the assistance of Financial Intermediaries) that will detect market timing, the Portfolio cannot represent that such trading activity can be completely eliminated.

Revocation of market timing trades. Transactions placed in violation of the Portfolio’s market timing trading policies are not necessarily deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next Fund business day following receipt by the Portfolio.

TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

Account Mailings:

Account statements. Generally, account statements are provided to dealers and shareholders on a quarterly basis.

Transaction confirmations. Generally, you will receive an account confirmation:

•	after every transaction that affects your account balance (except a dividend reinvestment, automatic purchase or automatic redemption, or systematic exchange); and

•	after any change of name or address of the registered owner(s), or after certain account option changes.

IRS tax forms. After the close of every calendar year you should also receive, if applicable, an IRS Form 1099 tax information statement.

These mailings apply to accounts opened through the Portfolio. Accounts opened through a broker/dealer firm will receive statements from that financial institution.

Prospectuses, Annual and Semi-annual Reports. As an alternative to regular mail, you may elect to receive these reports via electronic delivery. To enroll for this option, visit our website at www.safunds.com, and select the “Go Paperless” hyperlink (Note: this option is only available to accounts opened through the Portfolio.).

Dividends. The Portfolio generally distributes most or all of its net earnings in the form of dividends. Income dividends, if any, are paid annually by the Portfolio. Capital gains distributions, if any, are paid at least annually by the Portfolio. The Portfolio reserves the right to declare and pay dividends less frequently than as disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

Dividend reinvestments. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio and share class on which they were paid, unless you elect in writing, not less than five business days prior to the payment date, to receive amounts in excess of $10 in cash. Alternatively, dividends and distributions may be reinvested in any fund distributed by ACS, or you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial adviser or call Shareholder/Dealer Services at 800-858-8850 to change dividend and distribution payment options.

Taxability of dividends. As long as the Portfolio meets the requirements for being a tax-qualified regulated investment company, which the Portfolio has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Dividends you receive from the Portfolio, whether reinvested or taken as cash, are generally considered taxable. The Portfolio intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Portfolio holds its assets). Distributions of investment income reported by the Portfolio as derived from qualified dividend income are eligible for taxation in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. It does not include income from investments in fixed-income securities. In addition, the Portfolio must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Portfolio’s shares, for the lower tax rates to apply.

Some dividends paid in January, if declared in the previous quarter, will be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The IRS Form 1099 that is mailed to you after the close of every calendar year details your dividends and their federal income tax category, although you should verify your tax liability with your tax professional.

Recent regulations require the Portfolio to report to the IRS, and furnish to shareholders, the cost basis information for shares purchased on or after January 1, 2012, and sold on or after that date. The Portfolio will permit shareholders to elect from among

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Shareholder Account Information

several cost basis methods accepted by the IRS, including average cost. In the absence of an election by a shareholder, the Portfolio will use the average cost method with respect to that shareholder.

“Buying into a dividend.” You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

Taxability of transactions. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. An exchange of shares you currently hold in one class of a Portfolio for shares of another class of the same Portfolio will generally not constitute a taxable transaction for federal income tax purposes. You should talk to your tax adviser before making an exchange.

Other tax considerations. If you are not a resident or a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% United States withholding tax, unless a lower treaty rate applies or unless the dividends are reported by the Portfolio as being paid in respect of the Portfolio’s “qualified net interest income” or “qualified short-term capital gains,” as discussed in the SAI. However, withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares in the Portfolio. A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. For more information about these requirements, see the SAI.

A 3.8 percent Medicare contribution tax is imposed on net investment income, including, among other things, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

By law, the Portfolio must withhold 28% of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current United States federal income tax law of an investment in the Portfolio. It is not a substitute for professional tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Portfolio under all applicable laws.

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More Information About the Portfolio

PORTFOLIO INVESTMENT STRATEGIES

The Portfolio has its own investment goal and a strategy for pursuing it. The chart summarizes information about the Portfolio’s investment approach. Following this chart is a Glossary that further describes the investment and risk terminology that we use. Please review the Glossary in conjunction with this chart.

The investment goals of the Portfolio may be changed without shareholder approval.

SunAmerica Strategic Value Portfolio
What is the Portfolio’s investment goal?	Long-term Growth of Capital
What principal investment strategies does the Portfolio use to implement its investment goal?	Value
What are the Portfolio’s principal investment techniques?	Employs a “buy and hold” strategy with equity securities selected annually from the Russell 3000® Value Index.
What are the Portfolio’s other significant (non-principal) investments?	•Small-cap companies •Mid-cap companies
What other types of securities may the Portfolio normally invest in as part of efficient portfolio management and which may produce some income?	•Short-term investments
What risks may affect the Portfolio?	Principal Risks: •Stock market volatility •Securities selection •Disciplined strategy •Small- and mid-market capitalization Non-principal Risk: •Affiliated fund rebalancing

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More Information About the Portfolio

GLOSSARY

INVESTMENT AND OTHER TERMINOLOGY

Acquired Fund Fees and Expenses are expenses incurred indirectly by the Portfolio as a result of the investments in shares of one or more “acquired funds,” as defined in the registration form applicable to the Portfolio, which generally includes investments in other mutual funds, hedge funds, private equity funds and other pooled investment vehicles.

Annual rebalancing. The Portfolio will rebalance its holdings on an annual basis although the weightings of the securities may vary. SunAmerica will implement the rebalancing by purchasing new securities that meet the selection criteria, selling securities that no longer meet the selection criteria, and adjusting the Portfolio’s ownership of securities that continue to meet the criteria in order to achieve the proper weightings of each of the securities.

Capital appreciation is growth of the value of an investment.

Conservation of principal means investing in a manner that tries to protect the value of an investment against market movements and other economic events.

Convertible securities are bonds or preferred stocks that may be exchanged for common stock of the same or a different company. Certain convertible securities may be rated below investment grade.

Currency transactions include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

Current income means money that is received on an ongoing basis from investments.

Equity securities include common and preferred stocks, convertible securities, warrants and rights.

It may be necessary under certain foreign laws, less expensive, or more expedient to invest in foreign investment companies, which invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses, and the investment adviser will not invest in such investment companies unless, in its judgment, the potential benefits justify the payment of any associated fees and expenses.

Growth of capital is growth of the value of an investment.

Market capitalization represents the total market value of the outstanding securities of a corporation.

Short-term investments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide the Portfolio with sufficient liquidity to meet redemptions and cover expenses.

Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. [For the most recent annual reconstitution published as of May 29, 2015, the market capitalization range of companies in the Russell 2000® Index was approximately $177 million to $4.30 billion, which range will vary daily.]

Total return is achieved through both growth of capital and income.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

The Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

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RISK TERMINOLOGY

Affiliated fund rebalancing: The Portfolio may be investment options for other mutual funds for which SunAmerica serves as investment adviser that are managed as “fund of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Disciplined strategy: The Portfolio will not deviate from its strategy, which entails buying and holding stocks selected through the selection criteria described under “Principal Investment Strategies and Techniques of the Portfolio” on page [    ] of the Prospectus (except under certain circumstances, such as if necessary to comply with federal tax laws applicable to the Portfolio). The Portfolio will not generally sell stocks in its portfolio and buy different stocks except during its annual rebalancings or as otherwise set forth in the Prospectus, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

Securities selection: A strategy used by the Portfolio, or securities selected by its Adviser, may fail to produce the intended return.

Small- and mid-market capitalization: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Mid-cap companies will be subject to these risks to a lesser extent.

Stock market volatility: The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in the Portfolio’s portfolio.

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Portfolio Management

Adviser. SunAmerica manages the Portfolio, provides various administrative services, and supervises the daily business affairs of the Portfolio. SunAmerica also may select subadvisers (“Subadvisers”) to manage all or certain portions of the Portfolios. The Subadvisers are responsible for decisions to buy and sell securities, selection of broker-dealers and negotiation of commission rates for their respective portion of the Portfolio. SunAmerica may terminate any agreement with any Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Portfolio with unaffiliated Subadvisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Subadvisers for new or existing portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing unaffiliated Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a portfolio have the right to terminate an agreement with Subadvisers for that portfolio at any time by a vote of the majority of the outstanding voting securities of such portfolio. Shareholders will be notified of any Subadviser changes. The termination and subsequent replacement of a Subadviser can increase transaction costs and portfolio turnover rates, which may result in distributions of short-term capital gains and other tax consequences to shareholders. The order also permits the Portfolio to disclose the Subadvisers’ fees only in the aggregate for the Portfolio.

SunAmerica is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992. SunAmerica was organized in 1982 under the laws of Delaware, and managed, advised or administered approximately $[        ] billion of assets as of December 31, 2016. In addition to managing the Portfolios, SunAmerica serves as investment adviser, manager and/or administrator for VALIC Company I, VALIC Company II, SunAmerica Specialty Series, Anchor Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., Seasons Series Trust, SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica Series Trust.

For the fiscal year ended October 31, 2016, the Portfolio paid the Adviser an annual fee equal to the following rates, expressed as an annual percentage of average daily net assets of the Portfolio:

Portfolio	Rate of Investment Advisory Fee
SunAmerica Strategic Value Portfolio	0.75%

In addition, pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent noted in the footnotes of the Fee and Expense Table for the Portfolio. Any waivers or reimbursements with respect to the Portfolio are subject to recoupment within two years after the occurence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waiver and/or reimbursement occurred. The Expense Limitation Agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors. The potential reimbursements are accounted for as possible contingent liabilities that are not recordable on the balance sheet of the Portfolio until collection is probable, but appear as a footnote disclosure to the Portfolio’s financial statements. At such time as it appears probable that the Portfolio is able to effect such reimbursement and that SunAmerica intends to seek such reimbursement, the amount of the reimbursement will be accrued as an expense of the Portfolio for that current period.

Additional Information About SunAmerica

A discussion regarding the basis for the Board of Directors’ approval of investment advisory agreements for the Portfolio is available in the Portfolio’s Annual Report to shareholders for the period ended October 31, 2016.

Distributor. ACS distributes each Portfolio’s shares.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor in connection with sales of shares of a Portfolio). This compensation may include financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Portfolios, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of a Portfolio. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. Broker-dealers may not use sales of the Portfolio’s shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

In certain instances, SunAmerica or its affiliates may pay distribution-related expenses, including providing the additional compensation to broker-dealers or other Financial Intermediaries described above. In addition, SunAmerica, the Distributor or their

16

affiliates (including the Servicing Agent) may make substantial payments to broker-dealers or other Financial Intermediaries and service providers for distribution and/or shareholder servicing activities. Some of these distribution-related payments may be made to dealers or Financial Intermediaries for marketing, promotional, administrative and/or recordkeeping services that may promote sales of Portfolio shares; these payments are often referred to as “revenue sharing.” Such payments may be based on various factors, including levels of assets and/or sales (based on gross or net sales or some other criteria) of one or more funds managed and/or administered by the Adviser. In some circumstances, those types of payments may relate to one or more funds’ inclusion on a Financial Intermediary’s preferred list of funds offered to its clients or may create an incentive for a broker-dealer or other Financial Intermediary or its representatives to recommend or offer shares of the Portfolio to its customers over other funds that do not have sponsors making similar payments. You should ask your broker-dealer or Financial Intermediary for more details about any such payments it receives.

Payments by SunAmerica are out of its own resources, including the profits from its advisory fees. Payments by the Distributor may be out of its own resources. Payments by other affiliates are out of their own resources.

Financial Institution Compensation. If you purchase shares of the Portfolio through a Financial Institution, the Portfolio, SunAmerica, the Distributor or their affiliates may pay the Financial Institution for the sale of Portfolio shares and related services, as described above. These payments may create a conflict of interest by influencing the Financial Institution and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your Financial Institution’s website for more information.

Servicing Agent. The Servicing Agent assists the Transfer Agent in providing shareholder services. The Servicing Agent, a SunAmerica affiliate, is paid a monthly fee by the Portfolio for its services at the annual rate of 0.22% of average daily net assets of Class A, Class B, Class C, Class T and Class W shares.

SunAmerica, the Distributor and Servicing Agent are located in Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992 and 2929 Allen Parkway, Houston, Texas 77019.

The following individuals are the portfolio managers of the Portfolio:

Portfolio	Name, Title and Affiliation of Portfolio Manager	Experience

SunAmerica Strategic Value Portfolio	Timothy Pettee Lead Portfolio Manager, Senior Vice President and Chief Investment Strategist	Mr. Pettee joined SunAmerica in 2003. He is Chief Investment Strategist and Lead Portfolio Manager for a number of SunAmerica products. Prior to joining SunAmerica, he was Executive Vice President and Global Director of Research for Schroder Investment Management. His investment experience dates from 1980.

	Timothy Campion Co-Portfolio Manager, Senior Vice President	Mr. Campion joined SunAmerica in February 2012, and is Senior Portfolio Manager. Prior to joining SunAmerica, he held investment-related positions at PineBridge Investments, LLC and AIG Investments where he was part of the asset allocation team. While there, he was also responsible for management and trading of a wide variety of index funds, including domestic and international equities, and fixed-income securities. His investment experience dates from 1996.

	Andrew Sheridan Co-Portfolio Manager, Senior Vice President	Mr. Sheridan joined SunAmerica in 2003 and is Senior Portfolio Manager. While at SunAmerica he also served as an equity research analyst. Prior to joining SunAmerica, Mr. Sheridan worked in the research department at U.S. Trust and the market research division of Greenwich Associates. His investment experience dates from 1999.

17

Financial Highlights

The Financial Highlights table for the Portfolio is intended to help you understand the Portfolio’s financial performance for the past 5 years or since inception. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by [                    ], an independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, are incorporated by reference in the SAI, which is available upon request.

Since Class W Shares of the Portfolio have no performance history, the financial information in the table below shows the Portfolio’s financial performance for the periods indicated for Class A shares of the Portfolio. Although Class A shares are not /offered in this Prospectus, Class A shares would have substantially similar performance to the Class W shares offered in this Prospectus because Class A shares and Class W shares are invested in the same portfolio of securities and performance would differ only to the extent that Class A shares and Class W shares have different expenses.

STRATEGIC VALUE PORTFOLIO

Period Ended	Net Asset Value beginning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and unrealized)		Total from invest- ment operations	Dividends from net invest- ment income	Distri- butions from net realized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net invest- ment income (loss)to average net assets	Portfolio Turnover
Class A
10/31/12	$15.77	$0.20	$1.94		$2.14	$(0.03)	$—	$(0.03)	$17.88	13.64%	$114,965	1.49%	1.19%	55%
10/31/13	17.88	0.23	4.92	(3)	5.15	(0.24)	—	(0.24)	22.79	29.21	164,273	1.46	1.16	76
10/31/14	22.79	0.24	3.11		3.35	(0.17)	(0.10)	(0.27)	25.87	14.83	190,621	1.42	0.98	64
10/31/15	25.87	0.36	(0.22)		0.14	(0.27)	—	(0.27)	25.74	0.56	186,699	1.43	1.39	57
10/31/16	25.74	0.37	0.10		0.47	(0.36)	—	(0.36)	25.85	1.88	175,724	1.42	1.47	56

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3)	Includes the effect of a merger.

18

For More Information

The following documents contain more information about the Portfolio and are available free of charge upon request:

Annual and Semi-annual Reports. Additional information about the Portfolio is contained in the financial statements and portfolio holdings in the Portfolio’s Annual and Semi-annual Reports. In the Portfolio’s Annual Report, you will find a discussion of the investment operations and the factors that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI contains additional information about the Portfolio’s policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference, which means it is legally part of this Prospectus.

You may obtain copies of these documents or ask questions about the Portfolio by contacting SunAmerica Fund Services, Inc. at 800-858-8850, by visiting our website at www.safunds.com, or by calling your broker or financial adviser.

View your account online!

Visit our website at www.safunds.com and register in order to:

•	View your account and portfolio balance(s)

•	View the transaction history of your account(s)

•	See the NAV of the Portfolio(s) you own

•	Perform financial transactions (some limitations apply)

•	Update account information (some limitations apply)

•	Access year-to-date tax summary information

•	View the dealer information on your account(s)

For Broker/Dealers: You can view your clients’ account information online by visiting our website at www.safunds.com and clicking on the “Financial Advisors” link and following the registration prompt which will bring you to the Advisor Center where you will need to click on the DST Vision link. Please call 800-858-8850, x6003 for registration assistance, if needed.

View your shareholder reports online!

Enroll for electronic delivery of Prospectuses and Annual Reports by visiting our website at www.safunds.com and clicking on the “Go Paperless!” icon to register. Why Go Paperless?

•	Immediate receipt of important Portfolio information

•	Elimination of bulky documents from personal files

•	Reduction of the Portfolios’ printing and mailing costs.

Once enrolled, paper copies of these documents will be replaced with an e-mail notification that they are available on the Internet. You can even notify us online if your e-mail address changes. You may cancel your enrollment at any time. Please note that the e-mail address you provide will be kept confidential and will only be used for purposes related to the Funds. All personal information is encrypted and is completely secure.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 202-551-8090 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov and copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-1520.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

DISTRIBUTOR: AIG Capital Services, Inc.

INVESTMENT COMPANY ACT

File No. 811-07797

Go Paperless!!

Did you know that you have the option to

receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It’s Quick — Fund documents will be received faster than via traditional mail.

It’s Convenient — Elimination of bulky documents from personal files.

It’s Cost Effective — Reduction of your Fund’s printing and mailing costs.

To sign up for electronic delivery, follow

these simple steps:

1	Go to www.safunds.com

2	Click on the link to “Go Paperless!!”

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by AIG Capital Services, Inc.

Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

www.safunds.com

[        ]

The information in this document is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This document is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED FEBRUARY 2, 2017

SUNAMERICA SERIES, INC.

Statement of Additional Information

dated [                    ], 2017

Harborside Financial Center	General Marketing and
3200 Plaza 5	Shareholder Information
Jersey City, NJ 07311-4992	(800) 858-8850

SunAmerica Series, Inc. (the “Fund”) consists of six different portfolios: Focused Dividend Strategy Portfolio, SunAmerica Strategic Value Portfolio, Focused Dividend Strategy II Portfolio, SunAmerica Select Dividend Growth Portfolio, Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio. This Statement of Additional Information (“SAI”) relates only to two of the portfolios: Focused Dividend Strategy Portfolio (“Dividend Strategy Portfolio”) and SunAmerica Strategic Value Portfolio (“Strategic Value Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio has distinct investment objectives and strategies.

This SAI is not a Prospectus, but should be read in conjunction with the Portfolios’ Prospectus dated [                    ], 2017. The SAI expands upon and supplements the information contained in the current Prospectus of the Portfolios, and should be read in conjunction with the Prospectus. The Prospectus is incorporated by reference into this SAI and this SAI is incorporated by reference into the Prospectus. The Portfolios’ audited Financial Statements from the Portfolios’ Annual Report have been incorporated by reference into this SAI. You may request a copy of the Prospectus or Annual Report at no charge by calling 800-858-8850. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

Each Portfolio is managed by SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”).

Class	Focused Dividend Strategy Portfolio Ticker Symbols	SunAmerica Strategic Value Portfolio Ticker Symbols
T Shares	[ ]	[ ]
W Shares	[ ]	[ ]

No dealer, salesperson or other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, SunAmerica or AIG Capital Services, Inc. (“ACS” or the “Distributor”) This SAI and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

ii

HISTORY OF THE FUND

The Fund, organized as a Maryland corporation on July 3, 1996, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund currently consists of six Portfolios: Focused Dividend Strategy Portfolio, SunAmerica Strategic Value Portfolio, Focused Dividend Strategy II Portfolio, SunAmerica Select Dividend Growth Portfolio, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio. The Dividend Strategy Portfolio and Strategic Value Portfolio are diversified, as that term is defined in the 1940 Act. Each Portfolio offers different classes, including Class A, Class B, Class C, Class T and Class W shares. Class A and Class B shares of the Mid-Cap Growth Portfolio, Aggressive Growth Portfolio and the Value Portfolio commenced offering on November 19, 1996. Class C shares of those Portfolios commenced offering March 6, 1997. Class A, Class B and Class C shares of the Large-Cap Growth Portfolio, the Large-Cap Blend Portfolio, the Large-Cap Value Portfolio and Small-Cap Value Portfolio commenced offering October 15, 1997. On March 31, 1998, the Directors approved the creation of the Focus Portfolio, which commenced offering on June 1, 1998. On December 1, 1998, Class C shares of each of the Portfolios except Focus Portfolio were redesignated as Class II shares. On April 1, 1999, the Large-Cap Blend Portfolio changed its name to the Focused Growth and Income Portfolio. On October 19, 1999, the Directors approved the creation of the Focused Value Portfolio, which commenced offering on November 1, 1999. Effective on February 28, 2001, the Focus Portfolio changed its name to the Focused Growth Portfolio and the Aggressive Growth Portfolio changed its name to the Multi-Cap Growth Portfolio. The Multi-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Value Portfolio, Small-Cap Value Portfolio and Focused Growth Portfolio each also offer Class Z shares. The Class Z shares of the Multi-Cap Growth Portfolio, Large-Cap Value Portfolio, Value Portfolio and Small-Cap Value Portfolio commenced offering on April 1, 1998. The Class Z shares of the Focused Growth Portfolio commenced offering on April 1, 1999. On February 17, 2000, the Directors approved the creation of the Focused TechNet Portfolio, which commenced offering on May 1, 2000. The Class Z shares of the Focused TechNet Portfolio commenced offering on October 3, 2000. The Class X shares of the Focused Growth and Income Portfolio and Focused Multi-Cap Growth commenced offering on January 30, 2002 and August 1, 2002 respectively.

On August 22, 2001, the Board of Directors of the Fund (the “Board” or “Directors”) approved the renaming of the Value Portfolio to the Multi-Cap Value Portfolio, effective November 16, 2001, the creation of the Small-Cap Growth Portfolio, effective November 16, 2001, offering Classes A, B, II and I; and authorized Class I for all Portfolios. The Small-Cap Growth Portfolio was the survivor of a reorganization with Small Cap Growth Fund of North American Funds (the “Prior Small Cap Growth Fund”), which was consummated on November 16, 2001. The Directors also approved the creation of the Focused International Portfolio and authorized Classes A, B, II, I and Z; the Fund commenced offering Classes A, B and II on November 1, 2001. Class I of the Multi-Cap Value Portfolio commenced on November 16, 2001. On November 16, 2001, the International Equity Portfolio reorganized with the International Equity Fund of SunAmerica Equity Funds and three series of North American Funds. Shares of the International Equity Portfolio of the Fund are no longer offered.

On April 11, 2002, the Board called a shareholder meeting for the purposes of reorganizing the Large Cap Growth Portfolio into the Focused Large-Cap Growth Portfolio, and the Mid-Cap Growth Portfolio into the Focused Multi-Cap Growth Portfolio. On April 11, 2002, the Board approved the renaming of certain portfolios of the Fund as follows: The Large-Cap Value Portfolio to the “Focused Large-Cap Value Portfolio,” the Small-Cap Value Portfolio to the “Focused 2000 Value Portfolio,” the Multi-Cap Value Portfolio to the “SunAmerica Value Fund,” the Small-Cap Growth Portfolio to the “Focused 2000 Growth Portfolio,” the Multi-Cap Growth Portfolio to the “Focused Multi-Cap Growth Portfolio,” the Focused Value Portfolio to the “Focused Multi-Cap Value Portfolio,” the Focused International Portfolio to the “Focused International Equity Portfolio,” and the Focused Growth Portfolio to the “Focused Large-Cap Growth Portfolio.”

On September 6, 2002, the Large-Cap Growth Portfolio and the Mid-Cap Growth Portfolio reorganized into the Focused Large-Cap Growth Portfolio and Focused Multi-Cap Growth Portfolios, respectively. Shares of the Large-Cap Growth and Mid-Cap Growth Portfolios are no longer offered. On October 30, 2003, the Directors approved the reorganization of the SunAmerica Value Fund into the SunAmerica Value Fund of SunAmerica Equity Funds. On October 30, 2003, the Directors approved the creation of the Focused Dividend Strategy Portfolio offering Classes A, B, II and I. The Focused Dividend Strategy Portfolio is the survivor of a reorganization with the Focused Dividend Strategy Portfolio of SunAmerica Equity Funds (the “Prior Focused Dividend Strategy Portfolio”), which was consummated on February 20, 2004.

At a meeting of the Fund’s Board held on October 30, 2003, the Board approved a name change for the Fund: Effective January 1, 2004, the name SunAmerica Style Select Series, Inc. was changed to SunAmerica Focused Series, Inc.

On January 15, 2004, the Board approved the redesignation of Class II shares as Class C shares for each of the Portfolios, to be effective on February 20, 2004. On December 1, 2004, the Directors approved the establishment of the Focused Mid-Cap Growth Portfolio and the Focused Mid-Cap Value Portfolio both of which commenced offering on August 3, 2005. On

December 1, 2004, the Board approved changing the names of the Focused 2000 Value Portfolio and the Focused 2000 Growth Portfolio to the Focused Small-Cap Value and the Focused Small-Cap Growth Portfolio, respectively.

On August 30, 2005, the Board approved the liquidation of Class X shares of both the Focused Growth and Income Portfolio and the Focused Multi-Cap Growth Portfolio. On November 9, 2006, the Board approved the redesignation of the names of the Focused Multi-Cap Growth Portfolio and the Focused Multi-Cap Value Portfolio to the Focused Growth Portfolio and the Focused Value Portfolio, respectively.

On January 22, 2007, the Directors approved the establishment of the Focused StarALPHA Portfolio.

On October 24, 2007, the Board approved the termination of sales of I Class shares of each of the Focused Mid-Cap Growth and Focused Mid-Cap Value Portfolios. Effective October 25, 2007, Class I shares of these Portfolios are no longer offered for sale.

On August 26, 2008, the Directors approved the reorganization of the Focused International Equity Portfolio into the International Equity Fund, a series of SunAmerica Equity Funds. The reorganization was approved by shareholders of the Focused International Equity Portfolio on December 16, 2008, and became effective on January 12, 2009.

On June 9, 2009, the Board approved the creation of Class I shares of the Growth and Income Portfolio. Class I of the Growth and Income Portfolio commenced offering on August 28, 2009.

On June 2, 2009, the Directors approved the reorganization of the Focused Large-Cap Value Portfolio into the SunAmerica Value Fund, a series of SunAmerica Equity Funds. The reorganization was approved by shareholders of the Focused Large-Cap Value Portfolio on October 16, 2009, and became effective on October 26, 2009.

On June 2, 2009, the Directors approved the reorganization of the Focused Mid-Cap Value Portfolio into the SunAmerica Small-Cap Value Portfolio, a series of SunAmerica Series, Inc. The reorganization was approved by shareholders of the Focused Mid-Cap Value Portfolio on October 16, 2009, and became effective on October 26, 2009.

On June 2, 2009, the Directors approved the reorganization of the Focused Mid-Cap Growth Portfolio into the Focused Small-Cap Growth Portfolio, a series of SunAmerica Series, Inc. The reorganization was approved by shareholders of the Focused Mid-Cap Growth Portfolio on October 16, 2009, and became effective on December 7, 2009.

On December 6, 2010, the Directors approved the renaming of the Focused Value Portfolio to the SunAmerica Strategic Value Portfolio, effective February 28, 2011.

On December 6, 2010, the Directors approved the renaming of the Fund from SunAmerica Focused Series, Inc. to SunAmerica Series, Inc., effective February 28, 2011.

On March 6, 2012, the Directors approved the reorganization of each of the Focused Growth Portfolio, Focused Technology Portfolio and Focused StarALPHA Portfolio into SunAmerica Focused Alpha Growth Fund, a series of SunAmerica Specialty Series, and approved the reorganization of Focused Growth and Income Portfolio into SunAmerica Focused Alpha Large-Cap Fund, also a series of SunAmerica Specialty Series. Each reorganization was approved by the shareholders on July 31, 2012 and became effective on August 13, 2012.

On March 5, 2013, the Board approved the creation of Class W shares of the Focused Dividend Strategy Portfolio.

On March 8, 2013, the Directors approved the reorganization of Focused Small-Cap Growth Portfolio and Focused Small-Cap Value Portfolio into SunAmerica Focused Alpha Growth Fund, a series of SunAmerica Specialty Series, and SunAmerica Strategic Value Portfolio, a series of the Fund. Each reorganization was approved by shareholders on June 20, 2013 and became effective on July 22, 2013. On July 19, 2013, the Directors approved the reorganization of Focused Large-Cap Growth Portfolio into SunAmerica Focused Alpha Large-Cap Fund, a series of SunAmerica Specialty Series. The reorganization was approved by shareholders on October 10, 2013 and became effective on October 28, 2013.

On December 3, 2013, the Directors approved the establishment of the SunAmerica Select Dividend Growth Portfolio. On January 22, 2014, the Directors approved the establishment of the Focused Dividend Strategy II Portfolio. The Directors approved offering Class A, C and W shares for both the SunAmerica Select Dividend Growth and Focused Dividend Strategy II Portfolios.

On December 2, 2014, the Strategic Value Portfolio stopped offering Class B shares to new or existing shareholders. On January 27, 2015, all outstanding Class B shares of the Strategic Value Portfolio were converted to Class A shares of the Portfolio.

On January 19, 2017, the Board approved the creation of Class T shares of each of the Dividend Strategy Portfolio and the Strategic Value Portfolio. On January 19, 2017, the Board approved the creation of Class W shares of the Strategic Value Portfolio.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of each of the Portfolios are described in the Portfolios’ Prospectus. Certain types of securities in which the Portfolios may invest and certain investment practices that the Portfolios may employ are described under “More Information about the Portfolios – Investment Strategies” in the Prospectus, and are discussed more fully below. Unless otherwise specified, each Portfolio may invest in the following securities. The stated percentage limitations are applied to an investment at the time of purchase unless indicated otherwise.

Warrants and Rights

Each Portfolio may invest in warrants, which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments generally can provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, he risks the loss of his entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Convertible Securities and Preferred Stocks

Convertible securities may be debt securities or preferred stock with a conversion feature. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed that combine higher or lower current income with options and other features. Certain convertible securities may be rated below investment grade. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. While most preferred stocks pay a dividend, each Portfolio may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Investment in Small, Unseasoned Companies

As described in its Prospectus, the Strategic Value Portfolio may invest in the securities of small companies. These securities may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. It may be difficult to obtain reliable information and financial data on such companies and the securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management as compared to larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. If other investment companies and investors who invest in such issuers trade the same securities when a Portfolio attempts to dispose of its holdings, the Portfolio may receive lower prices than might otherwise be obtained. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.

Mid-cap companies may also suffer more significant losses as well as realize more substantial growth than larger, more established issuers. Thus, investments in such companies tend to be more than those in volatile large-cap companies.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investments made solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Strategic Value Portfolio is authorized to invest in foreign securities. The Portfolio may purchase securities issued by issuers in any country.

Each Portfolio may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”). Each Portfolio may also invest in securities of foreign issuers in the form of European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The Portfolios may invest in non-U.S. dollar denominated securities of foreign companies. ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the U.S. can reduce costs and delays as well as potential currency exchange and other difficulties. The Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio’s custodian in three days. The Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the U.S. as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. For purposes of a Portfolio’s investment policies, the Portfolio’s investments in these types of securities will be deemed to be investments in the underlying securities. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. Each Portfolio also may invest in securities denominated in European Currency Units (“ECUs”). An ECU is a “basket” consisting of specified amounts of currencies of certain of the twelve member states of the European Community. In addition, each Portfolio may invest in securities denominated in other currency “baskets.”

Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than the U.S.; increased possibilities (in some countries) of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; the imposition of foreign taxes on investment income derived from such countries; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can potentially provide higher rates of return to investors.

The performance of investments in securities denominated in a foreign currency (“non-dollar securities”) will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Portfolio’s non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or a decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

Because the Portfolios may invest in securities that are listed primarily on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Portfolios’ shares may change on days when a shareholder will not be able to purchase or redeem shares.

Investment Companies

The Portfolios may invest in the securities of other open-end or closed-end investment companies subject to the limitations set forth in the “Investment Restrictions” section of this SAI, although it is each Portfolio’s policy that it will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on sections 12(d)(1)(F) or 12(d)(1)(G) under the 1940 Act. Under the 1940 Act, a Portfolio may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the outstanding voting stock of the acquired investment company. The Portfolios will not invest in such investment companies unless, in the judgment of the Adviser, the potential benefits of such investments justify the payment of any associated fees and expenses. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests. The Portfolios may also invest in exchange traded funds (“ETFs”). Most ETFs are investment companies and therefore, a Portfolio’s purchase of ETF shares generally are subject to the limitations on, and the risks of, an investment companies’ investments in other investment companies. Investing in index-based ETFs will give a Portfolio exposure to the securities comprising the index on which the ETF is based and will expose the Portfolio to risks similar to those of investing directly in those securities. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at net asset value (“NAV”), and therefore may trade at either a premium or discount to NAV. However, the trading prices of index-based ETFs tend to closely track the actual NAV of the underlying portfolios. A Portfolio will generally gain or lose value on holdings of an ETF consistent with the performance of the index on which the ETF is based. A Portfolio will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Fixed Income Securities

Each of the Portfolios may invest in debt securities that the Adviser expects have the potential for capital appreciation and which are rated as low as “BBB” by Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“Standard & Poor’s”), or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, determined by the Adviser to be of equivalent quality; provided, however, that the Dividend Strategy Portfolio and Strategic Value Portfolio do not intend to invest in fixed income securities except as otherwise provided under “Short-Term Debt Securities” below.

Each of the Portfolios may also invest up to 20% of its total assets in debt securities rated below “BBB” or “Baa” or, if unrated, determined by the Adviser to be of equivalent quality (junk bonds).

Fixed income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer’s liquidation. Many fixed income securities are subject to scheduled retirement, or may be retired or “called” by the issuer prior to their maturity dates. The interest rate on certain fixed income securities, known as “variable rate obligations,” is determined by reference to or is a percentage of an objective standard, such as a bank’s prime rate, the 90-day Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit, and is periodically adjusted. Certain variable rate obligations may have a demand feature entitling the holder to resell the securities at a predetermined amount. The interest rate on certain fixed income securities, called “floating rate instruments,” changes whenever there is a change in a designated base rate.

The market values of fixed income securities tend to vary inversely with the level of interest rates — when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise. This is often referred to as interest rate risk. The potential for capital appreciation with respect to variable rate obligations or floating rate instruments will be less than with respect to fixed-rate obligations. Long-term instruments are generally more sensitive to these changes than short-term instruments. The market value of fixed income securities and therefore their yield are also affected by the perceived ability of the issuer to make timely payments of principal and interest. This is often referred to as credit risk.

“Investment grade” is a designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by Standard & Poor’s (AAA, AA, A or BBB including the + or – designations) or by Moody’s (Aaa, Aa, A or Baa including the + or – designations), or, if unrated, considered by the Adviser to be of comparable quality. The ability of the issuer of an investment grade debt security to pay interest and to repay principal is considered to vary from extremely strong (for the highest ratings) through adequate (for the lowest ratings given above), although the lower-rated investment grade securities may be viewed as having speculative elements as well.

Those debt securities rated “BBB” or “Baa,” while considered to be “investment grade,” may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. As a consequence of the foregoing, the opportunities for income and gain may be limited. While the Portfolios have no stated policy with respect to the disposition of securities whose ratings fall below investment grade, each occurrence is examined by the Adviser to determine the appropriate course of action.

Risks of Investing in Lower Rated Bonds

As described above, debt securities in which the Portfolios may invest may be in the lower rating categories of recognized rating agencies (that is, ratings of Ba or lower by Moody’s or BB or lower by Standard & Poor’s (and comparable unrated securities) (commonly known as “junk bonds”). For a description of these and other rating categories, see Appendix.

These types of securities can be expected to provide higher yields, but may be subject to greater market price fluctuations and risk of loss of principal than lower yielding, higher rated fixed income securities. High yield bonds may be issued by less creditworthy companies or by larger, highly leveraged companies. It should be noted that lower-rated securities are subject to risk factors such as: (a) vulnerability to economic downturns and changes in interest rates; (b) sensitivity to adverse economic changes and corporate developments; (c) redemption or call provisions that may be exercised at inopportune times; (d) difficulty in accurately valuing or disposing of such securities; (e) federal legislation that could affect the market for such securities; and (f) special adverse tax consequences associated with investments in certain high yield, high-risk bonds.

High yield bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in lower return for investors. Conversely, a high yield bond’s value will decrease in a rising interest rate market.

There is a thinly traded market for high yield bonds, and recent market quotations may not be available for some of these bonds. Market quotations are generally available only from a limited number of dealers and may not represent firm bids from such dealers or prices for actual sales. As a result, a Portfolio may have difficulty valuing the high yield bonds in their portfolios accurately and disposing of these bonds at the time or price desired. Under such conditions, judgment may play a greater role in valuing certain of the Portfolio’s portfolio securities than in the case of securities trading in a more liquid market.

Ratings assigned by Moody’s and Standard & Poor’s to high yield bonds, like those assigned to other bonds, attempt to evaluate the safety of principal and interest payments on those bonds. However, such ratings do not assess the risk of a decline in the market value of those bonds. In addition, ratings may fail to reflect recent events in a timely manner and are subject to change. If a rating with respect to a portfolio security is changed, the Adviser will determine whether the security will be retained based upon the factors the Adviser considers in acquiring or holding other securities in the portfolio. Investment in high yield bonds may make achievement of a Portfolio’s objective more dependent on the Adviser’s own credit analysis than is the case for higher-rated bonds.

Market prices for high yield bonds tend to be more sensitive than those for higher-rated securities due to many of the factors described above, including the credit-worthiness of the issuer, redemption or call provisions, the liquidity of the secondary trading market and changes in credit ratings, as well as interest rate movements and general economic conditions. In addition, yields on such bonds will fluctuate over time. An economic downturn could severely disrupt the market for high yield bonds. In addition, legislation impacting high yield bonds may have a materially adverse effect on the market for such bonds. For example, federally insured savings and loan associations have been required to divest their investments in high yield bonds.

The risk of default in payment of principal and interest on high yield bonds is significantly greater than with higher-rated debt securities because high yield bonds are generally unsecured and are often subordinated to other obligations of the issuer, and because the issuers of high yield bonds usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recession or increasing interest rates. Upon a default, bondholders may incur additional expenses in seeking recovery.

As a result of all these factors, the NAV of a Portfolio, to the extent it invests in high yield bonds, is expected to be more volatile than the NAV of funds that invest solely in higher-rated debt securities. This volatility may result in an increased number of redemptions from time to time. High levels of redemptions in turn may cause a Portfolio to sell its portfolio securities at inopportune times and decrease the asset base upon which expenses can be spread.

Corporate Debt Instruments

These instruments, such as bonds, represent the obligation of the issuer to repay a principal amount of indebtedness at a stated time in the future and, in the usual case, to make periodic interim payments of interest at a stated rate. The Portfolios may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year.

U.S. Government Securities

Each Portfolio may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the “full faith and credit” of the U.S. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. government to be paid in full.

Each Portfolio may also invest in securities issued by agencies of the U.S. government or instrumentalities of the U.S. government. These obligations, including those guaranteed by federal agencies or instrumentalities, may or may not be backed by the “full faith and credit” of the U.S. Obligations of the Government National Mortgage Association (“GNMA”), the Farmer’s Home Administration (“FMHA”) and the Export-Import Bank are backed by the full faith and credit of the U.S.

Each Portfolio may also invest in securities issued by U.S. government instrumentalities and certain federal agencies that are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. In the case of securities not backed by the full faith and credit of the U.S., a Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. if the agency or instrumentality does not meet its commitments.

Certain Additional Risk Factors Relating to High-Yield Bonds Sensitivity to Interest Rate and Economic Changes

High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and a Portfolio’s NAV.

Payment Expectation

High-yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If a Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio’s rate of return.

Liquidity and Valuation

There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio’s ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market. If a Portfolio is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult for the Directors to value such Portfolio’s investment Portfolio and the Portfolio’s Directors may have to use a greater degree of judgment in making such valuations.

Asset-Backed Securities

Each Portfolio may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Instruments backed by pools of receivables are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Portfolio must reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Portfolio’s ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Loan Participations

Each Portfolio may invest in loan participations. Loan participations are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through a loan participation than with commercial paper and can also increase the company’s name recognition in the capital markets. Loan participations often generate greater yield than commercial paper.

The borrower of the underlying loan will be deemed to be the issuer except to the extent the Portfolio derives its rights from the intermediary bank that sold the loan participations. Because loan participations are undivided interests in a loan made by the issuing bank, the Portfolio may not have the right to proceed against the loan participations borrower without the consent of other holders of the loan participations. In addition, loan participations will be treated as illiquid if, in the judgment of the Adviser, they cannot be sold within seven days.

Short-Term Debt Securities

Each Portfolio may invest in money market investments, such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit, to manage cash in connection with pending investments into the securities selected for each Portfolio. The portfolio managers for the Dividend Strategy Portfolio and Strategic Value Portfolio may also, in their discretion, maintain a cash position in these Portfolios for general cash management purposes (e.g., for liquidity purposes to meet redemptions and expenses), which may be invested in money market instruments. The Dividend Strategy Portfolio and Strategic Value Portfolio do not intend to invest in money market instruments for temporary defensive purposes, nor do they intend to invest in fixed income securities, as described under “Fixed Income Securities,” above, unless such fixed income securities are of the type of short-term investments described below.

Money Market Securities

Money market securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers’ acceptances, time deposits and certificates of deposit.

Commercial Bank Obligations

Certificates of deposit (interest-bearing time deposits), including Eurodollar certificates of deposit (certificates of deposit issued by domestic or foreign banks located outside the U.S.) and Yankee certificates of deposit (certificates of deposit issued by branches of foreign banks located in the U.S.), domestic and foreign bankers’ acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks with total assets in excess of $1 billion, based on the latest published reports. A Portfolio may also invest in obligations issued by U.S. commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the Portfolio is fully insured by the Federal Deposit Insurance Corporation (“FDIC”). A Portfolio may also invest in notes and obligations issued by foreign branches of U.S. and foreign commercial banks.

Savings Association Obligations

Certificates of deposit (interest-bearing time deposits) issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. A Portfolio may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the Portfolio is fully insured by the FDIC.

Commercial Paper

Short-term notes (up to 12 months) issued by domestic and foreign corporations or governmental bodies. A Portfolio may purchase commercial paper only if judged by the Adviser to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by Standard & Poor’s and by Moody’s, or (b) other commercial paper deemed on the basis of the issuer’s creditworthiness to be of a quality appropriate for the Portfolio. See the Appendix for a description of the ratings. A Portfolio will not purchase commercial paper described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase. The commercial paper in which a Portfolio may invest includes variable amount master demand notes. Variable amount master demand notes permit a Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. Investments in these instruments are limited to those that have a demand feature enabling the Portfolio unconditionally to receive the amount invested from the issuer upon seven or fewer days’ notice. In connection with master demand note arrangements, the Adviser, subject to the direction of the Directors, monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody’s or Standard & Poor’s and a Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser has reason to believe that the borrower could not make timely repayment upon demand.

Corporate Bonds and Notes

A Portfolio may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. A Portfolio may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor’s and Moody’s. See the Appendix for a description of investment-grade ratings by Standard & Poor’s and Moody’s.

Government Securities

Debt securities maturing within one year of the date of purchase include adjustable-rate mortgage securities backed by GNMA, FNMA, FHLMC and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities. See “U.S. Government Securities” above. A Portfolio may also purchase securities issued or guaranteed by a foreign government, its agencies or instrumentalities. See “Foreign Securities” above.

Repurchase Agreements

A Portfolio may enter into repurchase agreements involving only securities in which it could otherwise invest and with selected banks, brokers and securities dealers whose financial condition is monitored by the Adviser. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio’s money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains collateral having a value equal to at least 102% (100% if such collateral is in the form of cash) of the repurchase price, including accrued interest. The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreements has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited. A Portfolio will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its net assets. However, there is no limit on the amount of a Portfolio’s net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.

Disciplined Strategy

The Dividend Strategy Portfolio and Strategic Value Portfolio will not deviate from their strategies, which entail buying and holding stocks selected through the selection criteria described in the Prospectus. The Portfolios will not generally sell stocks in their portfolios and buy different stocks except during their annual rebalancings or as otherwise set forth in the Prospectus, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful. In addition, as noted in the Prospectus, twenty of the stocks in the Dividend Strategy Portfolio will be selected from the Russell 1000® Index, although stocks in the financials and utilities sectors will generally be excluded from this twenty stock selection process. For purposes of determining whether a stock is considered to be in the financials or utilities sector, the Dividend Strategy Portfolio will use the classification assigned to the stock by the Global Industry Classification Standard (“GICS”)SM developed and administered by Morgan Stanley Capital International (“MSCI”) and Standard & Poor’s (“S&P”) or the classification assigned by another unaffiliated third party data provider.

Corporate Transactions Involving Portfolio Companies of the Dividend Strategy Portfolio and Strategic Value Portfolio

In the event a corporate transaction such as a reorganization, merger, acquisition or bankruptcy affects the issuer of securities held by Dividend Strategy Portfolio’s or Strategic Value Portfolio’s portfolio, the Portfolios generally will not alter their portfolio holdings unless the new security received by the Portfolio does not meet the Portfolio’s selection criteria. For example, if as a result of a merger, a stock held in Dividend Strategy Portfolio’s or Strategic Value Portfolio’s portfolio is automatically exchanged for a stock of another company, the Portfolio would generally continue to hold the newly received stock if it met its selection criteria. If the newly received stock did not meet the selection criteria, the portfolio managers would generally dispose of such stock and replace it with a stock that did meet its selection criteria. In the event that the Dividend Strategy Portfolio or Strategic Value Portfolio were to receive cash in exchange for their entire position in an issuer upon a corporate event, each Portfolio would generally replace the issuer in its portfolio.

Eurodollar Instruments

If and to the extent authorized to do so, a Portfolio may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR (the London Inter-Bank Offer Rate, the interest rate that banks charge each other for loans), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

A Portfolio’s use of Futures and options on Futures will be incidental to its activities in the underlying cash market. When hedging to attempt to protect against declines in the market value of the portfolio, to permit a Portfolio to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, a Portfolio could: (i) sell Futures; (ii) purchase puts on such Futures or securities; or (iii) write calls on securities held by it or on Futures. When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the debt securities market, a Portfolio could: (i) purchase Futures, or (ii) purchase calls on such Futures or on securities. When hedging to protect against declines in the dollar value of a foreign currency-denominated security, a Portfolio could: (i) purchase puts on that foreign currency and on foreign currency Futures (currently no Portfolio uses this strategy); (ii) write calls on that currency or on such Futures; or (iii) enter into Forward Contracts on foreign currencies at a lower rate than the spot (“cash”) rate. Dividend Strategy Portfolio and Strategy Value Portfolio do not intend to use this strategy. Additional information about the derivatives the Portfolio may use is provided below.

Futures Contracts and Options on Futures

Futures. The Dividend Strategy Portfolio may enter into futures transactions for investment purposes in U.S. equity index futures.

A futures contract is generally a standardized, transferable, exchange-traded contract that requires delivery of a commodity, bond, currency, stock index, or other underlying reference asset, at a specified price, on a specified future date.

The risks associated with the Portfolio’s use of futures contracts include the risk that: (i) losses caused by sudden, unanticipated market movements may be significant; (ii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference item; (iii) the underlying reference item may not perform the way the Adviser expected it to; (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; (v) if the Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times; and (vi) although the Portfolio will generally purchase only exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous.

Upon entering into a futures transaction, the Portfolio will be required to deposit an initial margin payment with a futures commission merchant (the “Futures Broker”). The initial margin payment will be deposited with the Futures Broker in an account registered in the Portfolio’s name. The Portfolio generally intends to deposit repurchase agreements or other money market instruments with the Futures Broker for the initial margin payment. As the future is marked-to-market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the Futures Broker on a daily basis. If the Portfolio is required to increase its variation margin when the Portfolio has insufficient cash, the Portfolio may need to sell securities or other assets, including at disadvantageous times to meet such margin requirements. Prior to expiration of the future, if the Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the futures are traded.

The Portfolio may purchase or sell stock index or bond index or single bond futures contracts for either investment purposes or to attempt to hedge the Portfolio’s current or intended investments against broad fluctuations in stock or bond prices. For example, the Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to either directly benefit from the increase in value of the futures or to attempt to offset the decrease in market value of the Portfolio’s securities portfolio that might otherwise result. If such decline in the market value of the Portfolio’s securities occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Portfolio is not fully invested in the securities market and/or if the Portfolio anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may provide gains for the Portfolio or offset, in part or entirely, increases in the cost of securities that the Portfolio intends to purchase. If used for hedging purposes, as such purchases of securities are made, the corresponding positions in stock or bond index futures contracts would be closed out.

Options on Futures. As noted above, the Portfolio may purchase and write options on stock and bond index futures contracts. (Unless otherwise specified, options on stock and bond index futures contracts are collectively referred to as “Options on Futures.”)

The Portfolio may write a call on a futures contract for investment purposes or as a partial hedge against declining prices of the securities in the Portfolio’s portfolio. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides additional income that may provide a partial hedge against any decline that may have occurred in the Portfolio’s portfolio holdings. The Portfolio may write a put option on a futures contract for investment purposes or as a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides additional income and may provide a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, the Portfolio’s losses from exercised options on futures may to some extent, if utilized for hedging purposes, be reduced or increased by changes in the value of portfolio securities.

The Portfolio may purchase options on futures for direct investment purposes or hedging purposes instead of purchasing or selling the underlying futures contract. For example, where a market-wide decline or changes in interest or exchange rates are anticipated, the Portfolio may purchase put options in lieu of selling a futures contract or for investment purposes. In the event that such decrease or changes occur, the Portfolio should profit on the option and any loss on the Portfolio’s futures contracts may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by the Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Portfolio could purchase calls on futures, rather than purchasing the underlying futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call, but the securities which the Portfolio intends to purchase may be less expensive.

Interest-Rate Swaps, Mortgage Swaps, Caps, Collars and Floors

In order to protect the value of portfolios from interest rate fluctuations and to hedge against fluctuations in the fixed income market in which certain of the Portfolios’ investments are traded, the Portfolio may enter into interest-rate swaps and mortgage swaps or purchase or sell interest-rate caps, floors or collars. The Portfolio will enter into these hedging transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio may also enter into interest-rate swaps for non-hedging purposes. Interest-rate swaps are either individually negotiated, or a certain number of such swaps are standardized and may be executed on an electronic trading facility, however, in each case, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and interest-rate positions. A Portfolio will enter into interest-rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest-rate swap defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. The use of interest-rate swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. All of these investments may be deemed to be illiquid for purposes of the Portfolio’s limitation on investment in such securities. Inasmuch as these investments are entered into for good faith hedging purposes, and inasmuch as the Adviser will segregate assets with respect to such transactions, SunAmerica believes such obligations do not constitute senior securities and accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each interest-rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate NAV at least equal to the accrued excess will be maintained by a custodian in a manner that satisfies the requirements of the 1940 Act. The Portfolio will also segregate cash or liquid securities with respect to its total obligations under any interest-rate swaps that are not entered into on a net basis and with respect to any interest-rate caps, collars and floors that are written by the Portfolio.

A Portfolio will enter into these transactions only with banks and recognized securities dealers believed by the Adviser to present minimal credit risk. If there is a default by the other party to such a transaction, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized, and accordingly, they are less liquid than swaps.

Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate floor.

Regulatory Aspects of Derivatives and Hedging Instruments

Transactions in options by a Portfolio are subject to limitations established by the CFTC and each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to futures and economically equivalent derivatives contracts. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Each Portfolio is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the Portfolios, from registration as a “commodity pool operator” with respect to the Portfolio under the Commodity Exchange Act (the “CEA”), and, therefore, are not subject to registration or regulation with respect to the Portfolios under the CEA. As a result, effective December 31, 2012, each Portfolio is limited in its ability to use commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures, engage in certain swaps transactions or make certain other investments (whether directly or indirectly through investments in other investment vehicles) for purposes other than “bona fide hedging,” as defined in the rules of the Commodity Futures Trading Commission. With respect to transactions other than for bona fide hedging purposes, either: (1) the aggregate initial margin and premiums required to establish a Portfolio’s positions in such investments may not exceed 5% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, each Portfolio may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), enacted in July 2010, includes provisions that comprehensively regulates over-the-counter (“OTC”) derivatives, such as OTC foreign currency transactions (other than a limited category exempted trades), interest rate swaps, swaptions, mortgage swaps, caps, collars and floors, and other OTC derivatives that a Portfolio may employ in the future. Dodd-Frank authorizes the SEC and the CFTC to mandate that a substantial portion of OTC derivatives must be executed in regulated markets and be submitted for clearing to regulated clearinghouses (as discussed below, the CFTC has mandated that certain OTC derivatives must be cleared and traded on a regulated exchange and will impose these requirements on additional OTC derivatives in the future). OTC derivatives submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible margin requirements mandated by the SEC or the CFTC. OTC derivatives dealers typically demand the unilateral ability to increase a counterparty’s collateral requirements for cleared OTC derivatives beyond any regulatory and clearinghouse minimums. The regulators also have broad discretion to impose margin requirements on non-cleared OTC derivatives and new requirements will apply to the holding of customer collateral by OTC derivatives dealers. These requirements may increase the amount of collateral a Portfolio is required to provide and the costs associated with providing it. OTC derivative dealers also are required to post margin to the clearinghouses through which they clear their customers’ trades instead of using such margin in their operations, as was widely permitted before Dodd-Frank. This has and will continue to increase the OTC derivative dealers’ costs, and these increased costs may be passed through to a Portfolio in the form of higher upfront and mark-to-market margin, less favorable trade pricing, and the imposition of new or increased fees, including clearing account maintenance fees.

OTC derivatives are subject to counterparty risk, whereas the exposure to default for cleared derivatives is assumed by the exchange’s clearinghouse. However, a Portfolio will not face a clearinghouse directly but rather through an OTC derivatives dealer that is registered with the CFTC or SEC to act as a clearing member. The Portfolio may therefore face the indirect risk of the failure of another clearing member customer to meet its obligations to its clearing member. Such scenario could arise due to a default by the clearing member on its obligations to the clearinghouse, triggered by a customer’s failure to meet its obligations to the clearing member.

The SEC and CFTC will also require a substantial portion of derivative transactions that are currently executed on a bi-lateral basis in the OTC markets to be executed through a regulated securities, futures, or swap exchange or execution facility. Certain CFTC-regulated derivatives are already subject to these rules and the CFTC expects to subject additional OTC derivatives to such trade execution rules in the future. The SEC has not indicated when they will impose clearing or trade execution requirements on the OTC derivatives that they regulate. Such requirements may make it more difficult and costly for a Portfolio to enter into highly tailored or customized transactions. They may also render certain strategies in which a Portfolio might otherwise engage impossible or so costly that they will no longer be economical to implement. If a Portfolio decides to become a direct member of one or more of these exchanges or execution facilities, the Portfolio will be subject to all of the rules of the exchange or execution facility, which would bring additional risks and liabilities, and potential additional regulatory requirements.

OTC derivative dealers are currently required to register with the CFTC and will ultimately be required to register with the SEC. Dealers are subject to new minimum capital and margin requirements, business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements further increase the overall costs for OTC derivative dealers, which costs may be passed along to the Portfolios as market changes continue to be implemented. The overall impact of Dodd-Frank on the Portfolios remains highly uncertain and it is unclear how the OTC derivatives markets will adapt to this new regulatory regime, along with additional, sometimes overlapping, regulatory requirements imposed by non-U.S. regulators.

In addition, the CFTC and the United States commodities exchanges impose limits referred to as “speculative position limits” on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on United States commodities exchanges. For example, the CFTC currently imposes speculative position limits on a number of agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton) and United States commodities exchanges currently impose speculative position limits on many other commodities. Dodd-Frank significantly expands the CFTC’s authority to impose position limits with respect to futures contracts and options on futures contracts, swaps that are economically equivalent to futures or options on futures, and swaps that are traded on a regulated exchange and certain swaps that perform a significant price discovery function. In response to this expansion of its authority, in 2012, the CFTC proposed a series of new speculative position limits with respect to futures and options on futures on so-called “exempt commodities” (which includes most energy and metals contracts) and with respect to agricultural commodities. Those proposed speculative position limits were vacated by a United States District Court, but the CFTC has again proposed a new set of speculative position rules which are not yet finalized (or effective). If the CFTC is successful in this second try, the counterparties with which a Portfolio deals may further limit the size or duration of positions available to the Portfolio. All accounts owned or managed by the Adviser are likely to be combined for speculative position limit purposes. A Portfolio could be required to liquidate positions it holds in order to comply with such limits, or may not be able to fully implement trading instructions generated by its trading models, in order to comply with such limits. Any such liquidation or limited implementation could result in substantial costs to a Portfolio.

Asset Coverage for Certain Derivative Transactions

The Portfolios will comply with guidelines established by the SEC with respect to coverage of certain derivative transactions. These guidelines may, in certain instances, require segregation by a Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. With respect to futures and forward contracts that are not contractually required to “cash-settle,” for example, a Portfolio covers its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to futures and forward contracts that are contractually required to “cash-settle,” however, a Portfolio sets aside liquid assets in an amount equal to the Portfolio’s daily mark-to-market (net) obligation (i.e., the Portfolio’s daily net liability, if any), rather than the notional value. Segregated assets cannot be sold or transferred unless an equivalent amount of assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Portfolio’s assets could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.

As another example, a call option written by a Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If a Portfolio holds a futures or forward contract, the Portfolio could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. A Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

The Adviser will monitor a Portfolio’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Portfolio’s portfolio investments.

Possible Risk Factors in Hedging

Participation in the options or Futures markets involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If the Adviser’s predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio’s securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions that could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

If a Portfolio establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Adviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss on the derivatives that is not offset by a reduction in the price of the debt securities purchased.

Other Derivatives Strategies

In the future, each Portfolio may employ strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Portfolio’s investment objectives, legally permissible and adequately disclosed.

Illiquid and Restricted Securities

No more than 15% of the value of a Portfolio’s net assets determined as of the date of purchase may be invested in illiquid securities, including repurchase agreements that have a maturity of longer than seven days, stripped mortgage securities, inverse floaters, interest-rate swaps, currency swaps, caps, floors and collars, or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There will generally be a lapse of time between a mutual fund’s decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, each of the Portfolios will seek to obtain the right of registration at the expense of the issuer (except in the case of Rule 144A securities, as described below).

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

For example, restricted securities that the Board, or the Adviser pursuant to guidelines established by the Board, has determined to be marketable, such as securities eligible for sale under Rule 144A promulgated under the Securities Act, or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to Section 4(a)(2) thereof, may be deemed to be liquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement that by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Directors. In reaching liquidity decisions the Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Directors, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Subject to the applicable limitation on illiquid securities investments, a Portfolio may acquire securities issued by the U.S. government, its agencies or instrumentalities in a private placement.

Commercial paper issues in which a Portfolio’s net assets may be invested include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) paper”). Section 4(a)(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(a)(2) paper, thus providing liquidity. Section 4(a)(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. A Portfolio’s 15% limitation on investments in illiquid securities includes Section 4(a)(2) paper other than Section 4(a)(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Directors. The Directors have delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(a)(2) paper, pursuant to guidelines approved by the Directors that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions. The staff of the SEC has taken the position that purchased OTC options and the assets used as “cover” for written OTC options are illiquid. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the option formula exceeds the intrinsic value of the option.

Hybrid Instruments (Indexed/Structured Securities)

Hybrid instruments, including indexed or structured securities, combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and Forward Contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a Benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and, therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of hybrid instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of the Portfolio. Accordingly, each Portfolio will limit its investments in hybrid instruments to 10% of total assets at the time of purchase. However, because of their volatility, it is possible that a Portfolio’s investment in hybrid instruments will account for more than 10% of the Portfolio’s return (positive or negative).

When-Issued Securities and Firm Commitment Agreements

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis beyond the customary settlement time. These transactions involve a commitment by a Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. The Portfolios will generally purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolios may dispose of or negotiate a commitment after entering into it. The Portfolios may realize capital gains or losses in connection with these transactions. Each Portfolio is generally required to segregate, until three days prior to settlement date, cash and liquid assets in an amount sufficient to meet the purchase price unless the Portfolio’s obligations are otherwise covered. Alternatively, each Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

Borrowing and Leverage

In seeking to enhance investment performance, each Portfolio may increase its ownership of securities by borrowing at fixed rates of interest up to the maximum extent permitted under the 1940 Act (presently 50% of net assets) and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Any such borrowing will be made only pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of each Portfolio’s assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Portfolio’s assets, so computed, should fail to meet the 300% asset coverage requirement, the Portfolio is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Portfolio’s assets fluctuate in value, but borrowing obligations are fixed when the Portfolio has outstanding borrowings, the NAV per share of a Portfolio correspondingly will tend to increase and decrease more when the Portfolio’s assets increase or decrease in value than would otherwise be the case. A Portfolio’s policy regarding use of leverage is a fundamental policy, which may not be changed without approval of the shareholders of the Portfolio.

Loans of Portfolio Securities

While each Portfolio is permitted to engage in securities lending, none of the Portfolios has currently implemented a securities lending program. In the event a Portfolio determines to enter into a securities lending program at a future time, a Portfolio will only do so in accordance with applicable law and SEC guidance relating to such arrangements. Any securities lending program implemented by a Portfolio would also be subject to the approval and oversight of the Board.

Reverse Repurchase Agreements

A Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will segregate cash or liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision.

Dollar Rolls

Each Portfolio may enter into “dollar rolls” in which the Portfolio sells mortgage or other asset-backed securities (“Roll Securities”) for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the Roll Securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. The Portfolio will enter into only covered rolls.

Dollar rolls involve certain risks including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument the Portfolio is required to repurchase may be worth less than an instrument the Portfolio originally held. Successful use of dollar rolls will depend upon the Adviser’s ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

Standby Commitments

Standby commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Adviser may rely upon its evaluation of a bank’s credit in determining whether to support an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolio; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

Special Situations

A “special situation” arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Real Estate Investment Trusts (“REITs”)

Each Portfolio may invest in REITs. REITs are trusts that invest primarily in commercial real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Generally, dividends received by the Portfolio from REIT shares and distributed to the Portfolio’s shareholders will not constitute “qualified dividend income” eligible for the reduced tax rate applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by the Portfolio that shareholders of the Portfolio receive will generally be treated as ordinary income and be taxed at a higher rate than dividends eligible for the reduced tax rate applicable to qualified dividend income.

Initial Public Offerings

Each Portfolio may purchase securities of companies in initial public offerings (“IPOs”) or shortly thereafter. An IPO is a corporation’s first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation’s future growth. Special rules of the Financial Industry Regulatory Authority apply to the distribution of IPOs. Corporations offering stock in IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies’ securities may be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

Recent Market Events Risk

The capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. Credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Cyber Security Risk

As the use of the Internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cyber security. Cyber security incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cyber security failures or breaches of the Portfolios or their service providers, financial intermediaries, or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Portfolios do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Portfolio Turnover

A Portfolio may purchase and sell securities whenever necessary to seek to accomplish its investment objectives. Portfolio turnover generally involves some expense to a Portfolio and its shareholders, including brokerage commissions and other transaction costs on the purchase and sale of securities and reinvestment in other securities.

Higher portfolio turnover may decrease the after tax return to shareholders if it results in the realization of net capital gains, which may be taxable when distributed to shareholders. A Portfolio’s portfolio turnover rate would equal 100% if each security in the Portfolio were replaced once per year.

Future Developments

Each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio’s investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus and SAI will be amended or supplemented as appropriate to discuss any such new investments.

Operational Risk

An investment in a Portfolio may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers or trading counterparties. Although the Portfolios attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Portfolio and its shareholders could be negatively impacted as a result.

INVESTMENT RESTRICTIONS

Each Portfolio is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of that Portfolio’s outstanding voting securities. A “majority of the outstanding voting securities” of a Portfolio for this purpose means the lesser of: (i) 67% of the shares of the Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply to each Portfolio on an individual basis, and apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

Under these restrictions, no Portfolio (unless otherwise indicated) may:

1.	Invest more than 25% of the Portfolio’s total assets in the securities of issuers in the same industry, except that the Dividend Strategy Portfolio may invest more than 25% of its assets in the securities of issuers in the same industry to the extent such investment would be selected according to its stock selection criteria. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration.

2.	Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities, and the Dividend Strategy Portfolio may purchase and sell marketable securities secured by real estate and marketable securities that invest or deal in real estate for speculative purposes.

3.

Purchase or sell commodities or commodity contracts, except to the extent that the Portfolio may do so in accordance with applicable law and the Prospectus and SAI, as they may be amended from time to time, and without registering as a commodity pool operator under the CEA. Any Portfolio may engage in transactions in put and call options on securities, indices and currencies, spread transactions, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps and may purchase hybrid instruments.

4.	Make loans to others except for: (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

5.	Borrow money, except that: (i) each Portfolio may borrow in amounts up to 33 1/3% of its total assets for temporary or emergency purposes, (ii) each Portfolio may borrow for investment purposes to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets), and (iii) a Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This policy shall not prohibit a Portfolio from engaging in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectus and SAI, as they may be amended from time to time.

6.	Issue senior securities as defined in the 1940 Act, except that each Portfolio may enter into repurchase agreements, reverse repurchase agreements, dollar rolls, lend its portfolio securities and borrow money, as described above, and engage in similar investment strategies described in the Prospectus and SAI, as they may be amended from time to time.

7.	Engage in underwriting of securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities of the Portfolio.

8.	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one company or more than 10% of any class of a company’s outstanding securities, except that these restrictions shall not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; provided that this restriction applies only to the Dividend Strategy Portfolio and Strategic Value Portfolio.

The following additional restrictions are not fundamental policies and may be changed by the Directors without a shareholder vote. No Portfolio may:

9.	Purchase securities on margin, provided that margin deposits in connection with futures contracts, options on futures contracts and other derivative instruments shall not constitute purchasing securities on margin.

10.	The Dividend Strategy Portfolio may borrow money to purchase securities as set forth in the Prospectus and SAI and may borrow for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings.

11.	Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to Forward Contracts, options, futures contracts and options on futures contracts. In addition, a Portfolio may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectus and SAI, as they may be amended from time to time. Further, to the extent that an investment technique engaged in by Dividend Strategy Portfolio requires pledging of assets, that Portfolio may pledge assets in connection with such transactions.

12.	Invest in securities of other registered investment companies, except by purchases in the open market, involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except: (i) to the extent permitted by applicable law; and (ii) that Janus may invest uninvested cash balances of their respective component of each Portfolio in money market mutual funds that it manages to the extent permitted by applicable law.

13.	Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio’s net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(a)(2) of that Act that may be offered and sold to “qualified institutional buyers” as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Directors, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

DIRECTORS AND OFFICERS

The following table lists the Directors and officers of the Fund, their ages, current position(s) held with the Fund, length of time served, principal occupations during the past five years, number of funds overseen within the fund complex and other directorships or trusteeships held outside of the fund complex. Unless otherwise noted, the address of each executive officer and Director is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992. Directors who are not deemed to be “interested persons” of the Fund or of SunAmerica as defined in the 1940 Act are referred to as “Disinterested Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” Directors and officers of the Fund are also directors or trustees and officers of some or all of the other investment companies managed, administered or advised by SunAmerica and distributed by ACS and other affiliates of SunAmerica.

Disinterested Directors

Name and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During the Past 5 Years[3]
Dr. Judith L. Craven Age: 70	Director	2001 to Present	Retired.	[77]	Director, Sysco Corporation (1996 to Present); Director, Luby’s, Inc. (1998 to Present).
William F. Devin Age: 77	Director	2001 to Present	Retired.	[77]	None
Stephen J. Gutman Age: 72	Director	1986 to Present	Senior Vice President and Associate Broker, The Corcoran Group (real estate) (2002 to Present); President, SJG Marketing, Inc. (2009 to Present).	[28]	None
Richard W. Grant Age: 70	Director, Chairman of the Board	2011 to Present	Retired. Prior to that, attorney and partner Morgan Lewis & Bockius LLP (1989 to 2011).	[28]	None
Interested Director
Name and Age	Position(s) Held with the Fund	Term of Office Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During the Past 5 Years [3]
Peter A. Harbeck[4] Age: 62	Director	1995 to Present	President, CEO and Director, SunAmerica (1995 to Present); Director, ACS (1993 to Present); Chairman, Advisor Group, Inc. (2004 to Present).	[140]	None

[1]	Directors serve until their successors are duly elected and qualified subject to the Directors’ Retirement Plan as discussed below.
[2]

The term “fund complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or any investment adviser that is an affiliate of the Adviser. The “fund complex” includes the Fund (6 portfolios); SunAmerica Equity Funds, Inc. (“SAEF”)

(2 funds); SunAmerica Money Market Funds, Inc. (“SAMMF”) (1 fund); SunAmerica Income Funds (“SAIF”) (3 funds); SunAmerica Specialty Series (“Specialty Series”) (7 funds); Anchor Series Trust (“AST”) (8 portfolios); SunAmerica Senior Floating Rate Fund, Inc. (“SASFR”) (1 fund); VALIC Company I (“VALIC I”) (34 portfolios); VALIC Company II (“VALIC II”) (15 portfolios); SunAmerica Series Trust (“SAST”) (43 portfolios); and Seasons Series Trust (“SST”) (20 portfolios).
[3]	Directorships of Companies required reporting to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”) or other investment companies regulated under the 1940 Act other than those listed under the preceding column.
[4]	Mr. Harbeck is considered to be an Interested Director because he serves as President, CEO and Director of SunAmerica and Director of ACS.

Officers

Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupations During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorships Held by Officer
John T. Genoy Age: 47	President	2007 to Present	Chief Financial Officer, SunAmerica (2002 to Present); Senior Vice President, SunAmerica (2003 to Present); Chief Operating Officer (2006 to Present).	N/A	N/A
Gregory R. Kingston Age: 50	Treasurer	2014 to Present	Vice President, SunAmerica (2001 to Present); Head of Mutual Fund Administration, SunAmerica (2014 to Present).	N/A	N/A
Gregory N. Bressler Age: 49	Secretary	2005 to Present	Senior Vice President and General Counsel, SunAmerica (2005 to Present).	N/A	N/A
Kathleen D. Fuentes Age: 46	Chief Legal Officer and Assistant Secretary	2013 to Present	Vice President and Deputy General Counsel, SunAmerica (2006 to Present).	N/A	N/A
James Nichols Age: 49	Vice President	2006 to Present	Director, President and CEO, ACS (2006 to Present); Senior Vice President, SunAmerica (2002 to Present).	N/A	N/A
Matthew J. Hackethal Age: 44	Acting Chief Compliance Officer; Anti-Money Laundering (“AML”) Compliance Officer	2006-Present	Acting Chief Compliance Officer (2016-Present); Chief Compliance Officer, SAAMCo (2007-Present); and Vice President, SAAMCO (2011-Present)	N/A	N/A

Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupations During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorships Held by Officer
Shawn Parry Age: 43	Vice President and Assistant Treasurer	2014 to Present	Assistant Vice President, SunAmerica (2005 to 2014); Vice President, SunAmerica (2014 to Present).	N/A	N/A
Donna McManus Age: 55	Vice President and Assistant Treasurer	2014 to Present	Managing Director, BNY Mellon (2009 to 2014); Vice President, SunAmerica (2014 to Present).	N/A	N/A
Kara Murphy Age: 43	Vice President	2014 to Present	Director of Research, SunAmerica (2007 to 2013); Chief Investment Officer, SunAmerica (2013 to Present).	N/A	N/A
Matthew J. Hackethal Age: 44	Anti-Money Laundering Compliance Officer	2006 to Present	Chief Compliance Officer, SunAmerica (2006 to Present).	N/A	N/A

Leadership Structure of the Board

Overall responsibility for oversight of the Fund and its Portfolios rests with the Board. The Fund, on behalf of the Portfolios, has engaged SunAmerica to manage the Portfolios on a day-to-day basis. The Board is responsible for overseeing SunAmerica and any other service providers in the operations of the Portfolios in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Fund’s Articles of Incorporation and By-laws, and each Portfolio’s investment objectives and strategies. The Board is presently composed of six members, five of whom are Disinterested Directors. The Board currently conducts regular in-person meetings at least quarterly and holds special in-person or telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Disinterested Directors also meet at least quarterly in executive session, at which no directors who are interested persons of the Portfolios are present. The Disinterested Directors have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mr. Grant to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including SunAmerica, officers, attorneys, and other Directors generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established four committees, i.e., Audit Committee, Nomination and Compensation Committee (the “Nomination Committee”), Ethics Committee, and Governance Committee (each, a “Committee”), to assist the Board in the oversight and direction of the business and affairs of the Portfolios, and from time to time may establish informal working groups to review and address the policies and practices of the Portfolios with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Directors, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Portfolios’ activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Governance Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.

The Portfolios are subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Board’s general oversight of the Portfolios and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of SunAmerica, which carries out the Portfolios’ investment management and business affairs, and other service providers in connection with the services they provide to the Portfolios. Each of SunAmerica, the subadviser(s) and other service providers have their own, independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the Portfolios, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, SunAmerica and the Portfolios’ other service providers (including the Portfolios’ distributor, servicing agent and transfer agent), the Portfolios’ Chief Compliance Officer, the independent registered public accounting firm for the Portfolios, legal counsel to the Portfolios, and internal auditors for SunAmerica or its affiliates, as appropriate, relating to the operations of the Portfolios. The Board recognizes that it may not be possible to identify all of the risks that may affect the Portfolios or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board of Directors and Committees

Among the attributes common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, SunAmerica, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. A Director’s ability to perform his or her duties effectively may have been attained, as set forth below, through the Director’s executive, business, consulting, public service and/or academic positions; experience from service as a Director of the Fund and the other funds in the Fund Complex (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.

Dr. Judith L. Craven. Dr. Craven has served as a director or trustee in the Fund Complex since 2001 and serves as a Director of the Fund. She currently serves as a director or trustee with respect to 77 of the portfolios in the Fund Complex. In addition, she has more than 25 years of executive and business experience in various industries. Dr. Craven also has corporate governance experience serving on the Boards of Directors of several public companies for more than 10 years.

William F. Devin. Mr. Devin has served as a director or trustee in the Fund Complex since 2001 and serves as a Director of the Fund. He currently serves as a director or trustee with respect to 77 of the portfolios in the Fund Complex. In addition, he has more than 30 years of business and executive experience primarily in the financial services industry, including with Fidelity. Mr. Devin also has corporate governance experience serving on the Board of Directors of the Boston Options Exchange from 2001 to 2010.

Richard W. Grant. Mr. Grant has served as a director or trustee in the Fund Complex since March 2011 and as Chairman of the Board since April 2011. He currently serves as a director or trustee with respect to 28 of the portfolios in the Fund Complex. Mr. Grant has more than 25 years of business and corporate governance experience serving as legal counsel to a number of registered investment companies and/or their independent directors/trustees, including to the Disinterested Directors of the Fund.

Stephen J. Gutman. Mr. Gutman has served as a director or trustee in the Fund Complex since 1985 and serves as a Director of the Fund. He currently serves as a director or trustee of 28 of the portfolios in the Fund Complex. In addition, he has more than 20 years of business and executive experience in the real estate and licensing industries.

Peter A. Harbeck. Mr. Harbeck has served as a director or trustee in the Fund Complex since 1995 and serves as a Director of the Fund. He currently serves as a director or trustee of 140 of the portfolios in the Fund Complex. In addition, he has served as President, CEO and Director of SunAmerica since 1995, Director of ACS since 1993 and as Chairman of Advisor Group, Inc. since 2004.

Each Disinterested Director serves on the Fund’s Audit Committee. The Audit Committee is charged with selecting, overseeing and setting the compensation of the Fund’s independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the independent public accounting firm for the Fund and for pre-approving certain non-audit services performed by the independent registered public accounting firm for SunAmerica and certain control persons of SunAmerica. The Audit Committee is also responsible for reviewing with the independent registered public accounting firm the audit plan and results of the audit along with other matters.

The members of the Audit Committee are Messrs. Devin, Grant and Gutman and Dr. Craven, [with Mr. Devin serving as Chairman.] Committee members each receive $3,472 per meeting for serving on the Audit Committees of the SunAmerica Mutual

Funds (“SAMF”)1, AST and SASFR. [Mr. Devin receives a $6,943 annual retainer for serving as the Chairman of the Audit Committees for SAMF, SASFR and AST.] The Audit Committee met [        ] times during the fiscal year ending October 31, 2016.

The Nomination Committee recommends to the Directors those persons to be nominated by the Directors as candidates to serve as Directors and voted upon by shareholders and selects and proposes nominees for election by Directors to the Board between shareholders’ meetings. The Nomination Committee will consider candidates proposed by shareholders for election as Directors. The members of the Nomination Committee are Messrs. Devin, Grant and Gutman and Dr. Craven, with Mr. Gutman serving as Chairman. Mr. Gutman receives a $2,085 annual retainer for serving as Chairman of the Nomination Committees of SAMF, AST and SASFR and Messrs. Devin and Grant and Dr. Craven each receive a $1,389 annual retainer for serving as a member of the Nomination Committees of SAMF, AST and SASFR. Messrs. Devin and Grant and Dr. Craven each receive $696 per scheduled meeting ($349 for telephonic meetings) and Mr. Gutman, as Chairman, receives $834 per scheduled meeting ($417 per telephonic meeting). The Nomination Committee met [        ] during the fiscal year ended October 31, 2016.

The Ethics Committee is responsible for applying the Code of Ethics applicable to a Fund’s Principal Executive Officer and Principal Accounting Officer to specific situations in which questions are presented to it and has the authority to interpret the Code of Ethics in any particular situation. The Ethics Committee will inform the Board of violations or waivers to the Fund’s Code of Ethics, as appropriate. The members of the Ethics Committee are Messrs. Devin, Grant and Gutman and Dr. Craven, with Dr. Craven serving as Chairman. Dr. Craven receives a $2,085 annual retainer for serving as Chairman of the Ethics Committees of SAMF, AST and SASFR and Messrs. Devin, Grant and Gutman each receive a $1,389 annual retainer for serving on the Ethics Committee of SAMF, AST and SASFR. Messrs. Devin, Grant and Gutman each receive $696 per scheduled meeting ($349 for telephonic meeting) and Dr. Craven, as Chairman, receives $834 per scheduled meeting ($417 per telephonic meeting). The Ethics Committee met [        ] during the fiscal year ended October 31, 2016.

The Governance Committee reviews and makes recommendations with respect to the size and composition of the Board and its committees and monitors and evaluates the functioning of the committees of the Board. The members of the Governance Committee are Messrs. Grant, Gutman and Devin and Dr. Craven, with Mr. Devin serving as Chairman. Mr. Devin receives a $2,085 annual retainer for serving as Chairman of the Governance Committees of SAMF, AST and SASFR, and Messrs. Grant and Gutman and Dr. Craven each receive a $1,389 annual retainer for serving on the Governance Committees of SAMF, AST and SASFR. Messrs. Grant and Gutman and Dr. Craven each receive $696 per scheduled meeting ($349 for telephonic meeting) and Mr. Devin, as Chairman, receives $834 per scheduled meeting ($417 per telephonic meeting). The Governance Committee met [        ] times during the fiscal year ended October 31, 2016.

Director Ownership of Portfolio Shares

The following table shows the dollar range of shares beneficially owned by each Director as of December 31, 2016.

Disinterested Directors

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies[1]
Dr. Judith L. Craven	[None]	[None]
Richard W. Grant	[None]	[None]
William F. Devin	[None]	[Over $100,000]
Stephen J. Gutman	[None]	[None]

[1]	Includes the SAMF (21 funds), AST (8 portfolios), and SASFR (1 fund), SAST (43 portfolios) and SST (20 portfolios). SAMF consists of the Fund, SAEF, SAIF, Specialty Series and SAMMF.

Interested Director

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies[1]
Peter A. Harbeck	[Over $100,000]	[Over $100,000]

[1]	Includes SAMF, AST, SASFR, SAST and SST.

Director Compensation

The Fund pays each Disinterested Director’s annual compensation, in addition to reimbursement of out-of-pocket expenses, in connection with attendance at meetings of the Directors. Specifically, each Disinterested Director receives from each fund within SAMF a pro rata portion (based upon the funds’ net assets) of $83,316 in annual compensation for acting as a director or trustee of SAMF ($115,704 in annual compensation for the Chairman of the Board). Each Disinterested Director of SAMF receives an additional $6,943 per attended quarterly meeting ($9,642 for the Chairman of the Board). Each Disinterested Director of SASFR receives $1,251 for each quarterly meeting attended ($1,737 for the Chairman of the Board) and $5,004 in annual compensation ($6,948 for the Chairman of the Board). In addition, each Disinterested Trustee of AST receives $27,792 in annual compensation for acting as Trustee to AST ($38,568 in annual compensation for the Chairman of the Board). Each Trustee receives from each portfolio within SAMF, SASFR and AST a pro rata portion of $3,472 in compensation for attendance at each Special Board Meeting ($5,079 for the Chairman of the Board). This per meeting fee will be allocated to each portfolio based upon such portfolio’s net assets and will also be allocated only to those portfolios that are subject to that meeting.

Directors’ Retirement Plan

The Directors have adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the Disinterested Directors. The Retirement Plan provides generally that a Disinterested Director may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the “Adopting Funds”)1 or has attained the age of 60 while a Disinterested Director and completed 5 consecutive years of service as a Director of any Adopting Fund (an “Eligible Director”). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and a Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things: (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008; (2) prohibit Disinterested Directors from first becoming Participants in the Retirement Plan after December 31, 2008; and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

[1]	The SAMF, AST and SASFR have adopted the Retirement Plan.

The following table sets forth information summarizing the compensation of each Disinterested Director for his or her services as a Director for the fiscal year ended October 31, 2016. Neither the Interested Director nor any officers of the Fund receive any compensation from the Fund for serving as a Director or an officer.

Compensation Table

Director	Aggregate Compensation from Registrant			Total Compensation from Fund and Fund Complex Paid to Directors*
Dr. Judith L. Craven**	[$	88,712	]	[$	359,165	]
William F. Devin**	[$	87,013	]	[$	397,072	]
Richard W. Grant	[$	127,146	]	[$	233,282	]
Stephen J. Gutman	[$	88,712	]	[$	162,665	]
William Shea***	[$	91,813	]	[$	168,321	]

*	Information is as of October 31, 2016 for the investment companies in the complex that pay fees to these Directors. The investment companies are the SAMF, AST, SASFR, VALIC I and VALIC II.
**	Mr. Devin and Dr. Craven are also Trustees of VALIC I and VALIC II.
***	Mr. Shea resigned as a Director of the Fund effective [ ].

As of [                    ], 2017, the Directors and officers of the Fund beneficially owned in aggregate less than 1% of the total outstanding shares of each series and each class of each series’ total outstanding shares.

The following shareholders owned, of record or beneficially, 5% or more of the outstanding shares of the indicated class of shares of the Portfolios as of [                    ], 2017:

Portfolio Name and Class	Holder	Of Record or Beneficial Ownership	Percentage Owned of Record
[ ]	[ ]	[ ]	[ ]%

ADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND ADMINISTRATOR

The Adviser

SunAmerica, which was organized as a Delaware corporation in 1982, is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, and acts as adviser to each of the Portfolios pursuant to the Investment Advisory and Management Agreement (the “Management Agreement”) with the Fund, on behalf of each Portfolio. Effective upon the close of business on December 31, 2013, SunAmerica was reorganized as a Delaware limited liability company. As of December 31, 2016, SunAmerica managed, advised and/or administered approximately $[       ] billion of assets. The Adviser is a wholly-owned subsidiary of American General Life Insurance Company and an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”).

AIG, a Delaware corporation, is a holding company that through its subsidiaries is primarily engaged in a broad range of insurance and insurance related activities and financial services in the U.S. and abroad. AIG, through its subsidiaries, is also engaged in a range of financial services activities.

Except to the extent otherwise specified in the Management Agreement, each Portfolio pays, or causes to be paid, all other expenses of the Fund and each of the Portfolios, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Portfolios and their shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and SAIs regarding the Portfolios, and supplements thereto, to the shareholders of the Portfolios; all expenses of shareholders’ and Directors’ meetings and of preparing, printing and mailing proxy statements and reports to shareholders; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent registered public accounting firms; membership dues of industry associations; interest on borrowings of the Portfolios; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund’s operation. The Management Agreement continues in effect with respect to each Portfolio, for a period of two years from the date of execution unless terminated sooner, and thereafter from year to year, if approved at least annually by vote of a majority of the Directors or by the holders of a majority of the respective Portfolio’s outstanding voting securities. Any such continuation also requires approval by a majority of the Disinterested Directors by vote cast in person at a meeting called for such purpose. The Management Agreement may be terminated with respect to a Portfolio at any time, without penalty, on 60 days’ written notice by the Directors, by the holders of a majority of the respective Portfolio’s outstanding voting securities or by SunAmerica. The Management Agreement automatically terminates with respect to each Portfolio in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

Under the terms of the Management Agreement, SunAmerica is not liable to the Portfolios, or their shareholders, for any act or omission by it or for any losses sustained by the Portfolios or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Pursuant to the Management Agreement, SunAmerica is paid an Advisory Fee that is based on the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Fee
Dividend Strategy Portfolio	0.60% on the first $1.5 billion 0.50% on the next $1.5 billion 0.40% thereafter
Strategic Value Portfolio	0.75%

The following tables set forth the total advisory fees received by SunAmerica from each Portfolio pursuant to the Management Agreement for the fiscal years ended October 31, 2016, 2015 and 2014, and the total advisory fees waived by SunAmerica during the same periods.

Advisory Fees

Portfolio	Advisory Fees
	2016			2015	2014
Dividend Strategy Portfolio	$	[	]	$40,490,216	$36,049,545
Strategic Value Portfolio	$	[	]	$1,922,629	$1,898,838

Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed the following amounts:

	Total Annual Fund Operating Expenses (as a percentage of average daily net assets)
Portfolio	Class T	Class W
Strategic Value Portfolio	1.62%	1.52%

These fee waivers and expense reimbursements will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Further, any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio pursuant to the Expense Limitation Agreement are subject to recoupment from the Portfolio within the two years after the occurrence of the waiver or reimbursement, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waiver and/or reimbursement occurred. The potential recoupment is accounted for as a possible contingent liability that is not recordable on the balance sheet of the Portfolio until collection is probable, but will appear as footnote disclosure to the Portfolio’s financial statements. At such time as it appears probable that the Portfolio is able to effect such recoupment and that SunAmerica intends to seek such recoupment, the amount of the recoupment will be accrued as an expense of the Portfolio for that current period.

The following tables set forth the expense (reimbursements)/recoupments other than advisory fees made to the Portfolios by SunAmerica for the fiscal years ended October 31, 2016 and 2015.

Expense (Reimbursements)/Recoupments

2016

Portfolio	Class T*	Class W*
Dividend Strategy	—	—
Strategic Value Portfolio	—	—

2015

Portfolio	Class T*	Class W*
Dividend Strategy	—	—
Strategic Value Portfolio	—	—

*	Class T shares of the Dividend Strategy Portfolio and Class T and Class W shares of the Strategic Value Portfolio were not in operation for the fiscal years ended October 31, 2016 and 2015.

Information about the Portfolio Managers

The following table indicates the type, name and total assets of other accounts of which each portfolio manager has day-to-day responsibilities as of October 31, 2016. These accounts include Registered Investment Companies (“RICs”), Other Pooled Investments (“OPIs”) (hedge funds, private institutional accounts, etc.) and Other Accounts (“OAs”).

			Other Accounts
			Number of Other Accounts Managed and Total Assets by Account (in millions except as noted)					Number of Accounts and Total Assets for Which Advisory Fee is Performance Based (in millions except as noted)
Portfolio	Advisers/ Subadviser	Portfolio Manager	RICs			OPIs	OAs	RICs	OPIs	OAs
Dividend Strategy Portfolio		Timothy		[7	]
	SunAmerica	Pettee	[$	971	]	—	—	—	—	—
		Timothy		[23	]
	SunAmerica	Campion	[$	14,521	]	—	—	—	—	—
		Andrew		[22	]
	SunAmerica	Sheridan	[$	14,330	]	—	—	—	—	—
Strategic Value Portfolio		Timothy		[7	]
	SunAmerica	Pettee	[$	10,632	]	—	—	—	—	—
		Timothy		[23	]
	SunAmerica	Campion	[$	24,182	]	—	—	—	—	—
		Andrew		[22	]
	SunAmerica	Sheridan	[$	23,991	]	—	—	—	—	—

Portfolio Manager Ownership of Portfolio Shares

The following table indicates the dollar range of equity securities in the Portfolios beneficially owned by the portfolio managers and the value of those shares as of October 31, 2016.

Portfolio	Name of Adviser	Name of Portfolio Manager(s)	Dollar Range of Equity Securities in each Fund managed by the named Portfolio Manager
Dividend Strategy Portfolio	SunAmerica	Timothy Pettee Timothy Campion Andrew Sheridan	[$500,001 - $1,000,000] [$0] [$1 - $10,000]
Strategic Value Portfolio	SunAmerica	Timothy Pettee Timothy Campion Andrew Sheridan	[$0] [$0] [$0]

Potential Conflicts of Interest

As shown in the tables above, the portfolio managers are responsible for managing other accounts for multiple clients, including affiliated clients (“Other Client Accounts”), in addition to the Portfolios. In certain instances, conflicts may arise in their management of a Portfolio and such Other Client Accounts. The portfolio managers aim to conduct their activities in such a manner that permits them to deal fairly with each of their clients on an overall basis in accordance with applicable securities laws and fiduciary obligations.

•	Trade Allocations. One situation where a conflict may arise between a Portfolio and Other Client Accounts is in the allocation of trades among the Portfolio and the Other Client Accounts. For example, the Adviser may determine that there is a security that is suitable for a Portfolio as well as for Other Client Accounts which have a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, which may adversely affect the value of securities held by the Portfolio. The Portfolios and the Adviser have adopted policies and procedures regarding the allocation of trades and brokerage, which the Portfolio, the Adviser believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). The policies and procedures generally require that securities be allocated among the Portfolios and Other Client Accounts in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

•	Allocation of Portfolio Managers’ Time. The portfolio managers’ management of the Portfolios and Other Client Accounts may result in a portfolio manager devoting a disproportionate amount of time and attention to the management of a Fund and Other Client Accounts if the Portfolios and Other Client Accounts have different objectives, benchmarks, time horizons, and fees. Generally, the Adviser seeks to manage such competing interests for the time and attention of the portfolio managers. Although the Adviser does not track the time a portfolio manager spends on the Portfolio or a single Other Client Account, they do periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager’s accounts. In certain instances, portfolio managers may be employed by two or more employers. Where the portfolio manager receives greater compensation, benefits or incentives from one employer over another, the portfolio manager may favor one employer over the other (or Other Client Accounts) causing a conflict of interest.

•	Personal Trading by Portfolio Managers. The management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While generally, the Adviser’s Code of Ethics will impose limits on the ability of a portfolio manager to trade for his or her personal account, especially where such trading might give rise to a potential conflict of interest, there is no assurance that the Adviser’s Code of Ethics will eliminate such conflicts.

SunAmerica’s Portfolio Manager Compensation

Compensation. SunAmerica portfolio managers’ compensation has a salary, plus a bonus made up of short-term incentive and long-term incentive components. The salary is a fixed annual salary, and is generally based on a portfolio manager’s responsibilities and leadership role within the organization. The short-term incentive is discretionary and based on the Portfolio’s performance, the individual’s performance and the organizational performance of AIG in the current compensation period. In addition, SunAmerica may award long-term incentive compensation to an eligible portfolio manager who consistently meets or exceeds relative performance criteria. SunAmerica believes its compensation program is adequate to incentivize portfolio managers and analysts to seek maximum performance within risk parameters described in the Portfolios’ Prospectus.

Personal Securities Trading

The Fund, SunAmerica and the Distributor have adopted a written Code of Ethics (the “SunAmerica Code”), pursuant to Rule 17j-1 under the 1940 Act. These codes of ethics restrict the personal investing by certain access persons of the Fund in securities that may be purchased or held by the Portfolios to ensure that such investments do not disadvantage the Portfolios. SunAmerica reports to the Board on a quarterly basis as to whether there were any violations of the SunAmerica Code by Access Persons of the Fund or SunAmerica during the quarter. The SunAmerica Code is filed as an exhibit to the Portfolios’ registration statement and instructions concerning how these documents can be obtained may be found on the back cover of the Portfolios’ Prospectus.

The Distributor

The Fund, on behalf of each Portfolio, has entered into a distribution agreement (the “Distribution Agreement”) with ACS, a registered broker-dealer and an indirect wholly owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of each class of shares of each Portfolio. The address of the Distributor is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of the Portfolios through its registered representatives and authorized broker-dealers. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing prospectuses, annual reports and other periodic reports respecting each Portfolio, for distribution to persons who are not shareholders of such Portfolio and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Portfolios (see “Distribution Plans” below).

ACS serves as Distributor of Class W shares and incurs the expenses of distributing these shares under the Distribution Agreement, none of which are reimbursed or paid by the Fund.

The Distribution Agreement continues in effect from year to year with respect to each Portfolio, if such continuance is approved at least annually by a vote of a majority of the Directors, including a majority of the Disinterested Directors. The Fund or the Distributor each has the right to terminate the Distribution Agreement with respect to a Portfolio on 60 days’ written notice, without penalty. The Distribution Agreement automatically terminates with respect to each Portfolio in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

The Distributor may, from time to time, pay additional commissions or promotional incentives to brokers, dealers or other financial services firms that sell shares of the Fund. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms, including firms affiliated with the Distributor that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or of other funds underwritten by the Distributor. In addition, the terms and conditions of any given promotional incentive may differ from firm to firm. Such differences will, nevertheless, be fair and equitable, and based on such factors as size, geographic location, or other reasonable determinants, and will in no way affect the amount paid by any investor.

The Fund, on behalf of Class W shares of the Portfolios, has entered into an Administration and Shareholder Services Agreement (the “Class W Service Agreement”) with ACS to provide additional shareholder services to Class W shareholders. Pursuant to the Class W Service Agreement, as compensation for various services rendered, the Distributor receives a fee from the Portfolios of 0.15% of the daily net assets of the Portfolios’ Class W shares.

Distribution Plans. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company’s board of directors. Pursuant to this rule, the Portfolios have adopted Distribution Plans for Class T shares (hereinafter referred to as the “Class T Plan” and, collectively, as the “Distribution Plans”). There is no Distribution Plan in effect for Class W shares.

The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Reference is made to “Shareholder Account Information” in the Prospectus for certain information with respect to the Distribution Plans.

The Distribution Plans provide that each class of shares of each Portfolio may pay the Distributor an account maintenance fee of 0.25% of the aggregate average daily net assets of such class of shares for payments to ACS and certain securities firms for providing account maintenance services. In this regard, some payments are used to compensate broker-dealers with trail commissions or account maintenance and service fees in an amount up to 0.25% per year of the assets maintained in a Portfolio by their customers.

Class T shares of the Dividend Strategy Portfolio and the Strategic Value Portfolio were not in operation for the fiscal years ended October 31, 2016, 2015 and 2014 and therefore the Portfolios paid no distribution and service fees to the Distributor for the Class T 12b-1 Plan. Class W shares of the Strategic Value Portfolio were not in operation for the fiscal years ended October 31, 2016, 2015 and 2014 and therefore the Strategic Value Portfolio paid no fees to the Distributor pursuant to the Class W Service Agreement.

Continuance of the Distribution Plans with respect to each Portfolio is subject to annual approval by vote of the Directors, including a majority of the Disinterested Directors. A Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of a Portfolio, without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Distribution Plans must be approved by the Directors in the manner described above. A Distribution Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Disinterested Directors or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Distribution Plans are in effect, the election and nomination of the Disinterested Directors of the Fund shall be committed to the discretion of the Disinterested Directors. In the Directors’ quarterly review of the Distribution Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Distribution Plans. In their consideration of the Distribution Plans with respect to a Portfolio, the Directors must consider all factors they deem relevant, including information as to the benefits of the Portfolio and the shareholders of the relevant class of the Portfolio.

Payments to Financial Institutions

As described in the Prospectus, the Distributor, SunAmerica, or their affiliates may make payments to Financial Institutions, including certain broker-dealers within VALIC, an affiliate of SunAmerica, other than the standard dealer concessions listed under “Calculation of Sales Charges” in the Prospectus, or the distribution or service fees that may be made by the Distributor to Financial Institutions pursuant to the Distribution Plans. The additional payments may be made in the form of sales charge or service fee payments over and above the standard payment rate (made by the Distributor to broker-dealers in connection with distribution-related or accountant maintenance services under the Distribution Plans), or in the form of other “revenue sharing” payments that may be paid to Financial Institutions, as described in the Prospectus. These additional payments are collectively referred to as “revenue sharing payments.”

The Distributor, SunAmerica and their affiliates make revenue sharing payments to Financial Institutions that generally range from 0.03% to 0.40% of Fund assets serviced and maintained by the Financial Institution and/or from 0.05% to 0.25% of gross or net sales of Fund shares attributable to the Financial Institution. Payments may also take the form of flat fees payable on a one-time or periodic basis, including, but not limited to, in connection with the initial set-up of the Portfolio on a Financial Institution’s platform, for inclusion on a Financial Institution’s preferred list of funds offered to its clients or for other marketing, sales support, educational or training programs.

The list below includes the names of the Financial Institutions that received revenue sharing payments in connection with distribution-related or other services provided to the Portfolios in the calendar year ended December 31, 2016. This list is subject to change and the Distributor, SunAmerica, or their affiliates may, from time to time revise or terminate existing arrangements with such entities, or may enter into new arrangements with Financial Institutions that are not presently listed below.

[Advisor Group

Ameriprise Financial

Charles Schwab & Co.

CUSO Financial Services, L.P.

First Clearing Corp

LPL Financial

Merrill Lynch

Morgan Stanley Wealth Management

National Financial Services/Fidelity Services

Oppenheimer & Co.

Raymond James & Associates

RBC Wealth Management

Robert W. Baird

Stifel, Nicolaus & Co, Inc.

TD Ameritrade Trust Company

UBS Financial Services

VALIC Financial Advisors

Vanguard Group

Wells Fargo Advisors]

These payments may create a conflict of interest by influencing the Financial Institution and your salesperson to recommend a Portfolio over another investment. Ask your salesperson or visit your Financial Institution’s website for more information.

In addition to the dealer concessions and the Distribution Plan and revenue sharing payments described above and in the Prospectus, the Portfolios, Distributor, SunAmerica or their affiliates may also make payments to Financial Institutions in connection with administrative, sub-accounting and networking services (i.e., services to support the electronic transmission of shareholder orders through the National Securities Clearing Corporation). These fees are separate from the fees described above and from the fees paid by the Funds to SunAmerica Fund Services, Inc. (“SAFS” or the “Servicing Agent”), an affiliate of SunAmerica, to the Transfer Agent or to the Distributor pursuant to the Class W service agreements and to SunAmerica pursuant to the Administrative Services Agreement.

The Servicing Agent

The Fund has entered into a service agreement with SAFS (the “Service Agreement”), under the terms of which SAFS acts as a servicing agent assisting State Street Bank and Trust Company (“State Street”) in connection with certain services offered to the shareholders of each of the Portfolios. Under the terms of the Service Agreement, SAFS may receive reimbursement of its costs in providing such shareholder services. SAFS is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992.

The Service Agreement continues in effect from year to year provided that such continuance is approved annually by vote of a majority of the Directors including a majority of the Disinterested Directors.

Pursuant to the Service Agreement, as compensation for services rendered, SAFS receives a fee from the Fund, computed and payable monthly based upon an annual rate of 0.22% of average daily net assets for Class A, Class B, Class C, Class T and Class W shares. From this fee, SAFS pays a fee to State Street, and its affiliate, Boston Financial Data Services (“BFDS” and with State Street, the “Transfer Agent”) (other than out-of-pocket charges of the Transfer Agent which are paid by the Fund). The out-of-pocket charges of the Transfer Agent include charges for services relating to anti-money laundering procedures under the USA PATRIOT Act of 2001, as amended. For further information regarding the Transfer Agent see the section entitled “Additional Information” below.

Class T shares of the Dividend Strategy Portfolio and Class T and Class W shares of the Strategic Value Portfolio were not in operation for the fiscal years ended October 31, 2016, 2015 and 2014 and therefore the Portfolios paid no fees to SAFS pursuant to the Service Agreement with respect to such classes.

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Responsibility. The Fund has adopted policies and procedures for the voting of proxies relating to Portfolio securities (the “Policies”). The Policies were drafted according to recommendations by SunAmerica and an independent proxy voting agent. The Policies enable the Portfolios to vote proxies in a manner consistent with the best interests of the Portfolios and the Portfolios’ shareholders. A committee has been established (the “Proxy Voting Committee”) to administer the voting of all Fund proxies in accordance with the Policies. The Proxy Voting Committee will consist of a member of the Investment Management Department, and at least one member of the Legal and Compliance Departments, or their designees.

The Proxy Voting Committee has engaged the services of an independent voting agent to assist in issue analyses, vote recommendations for proxy proposals, and to assist the Portfolios with certain responsibilities including recordkeeping of proxy votes.

The Portfolios are generally passive investors in holding portfolio securities, seeking to maximize shareholder value, but not necessarily to exercise control over the issuers of portfolio securities, or otherwise advance a particular agenda. The Portfolios generally will abstain on “social issue proposals.”

In addition, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting. The Board had determined that the costs of voting proxies with respect to such shares of foreign companies generally outweigh any benefits that may be achieved by voting such proxies. The costs of voting such proxies include the potentially serious portfolio management consequences of reduced flexibility to sell the shares at the most advantageous time for the particular Portfolio. As a result, such proxies generally will not be voted in the absence of an unusual, significant vote of compelling economic importance.

Case-By-Case Voting Matters. The Proxy Voting Committee has established proxy voting guidelines (the “Guidelines”), which identify certain vote items to be determined on a case-by-case basis. In these circumstances, and in proposals not specifically addressed by the Policies, the Proxy Voting Committee generally will rely on guidance or a recommendation from the independent proxy voting agent or other sources. In these instances, the Proxy Voting Committee will recommend the vote that will maximize value for, and is in the best interests of, the Porfolio’s shareholders.

Examples of the Portfolios’ Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Portfolios’ voting positions on specific matters:

•	Vote on a case-by-case basis on proposals to increase authorized common stock;

•	Vote on a case-by-case basis on most mutual fund matter shareholder proposals to terminate the investment adviser;

•	Vote against the authorization of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock);

•	Vote on a case-by-case basis regarding merger and acquisition matters;

•	Not vote proxies for index funds/portfolios and passively managed funds/portfolios;*

•	Not vote proxies for securities that are out on loan;**

•	Vote on a case-by-case basis on equity compensation plan

Conflicts of Interest. Members of the Proxy Voting Committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Guidelines will in most instances adequately address any possible conflicts of interest, as votes generally are effected according to the policies or recommendations of the independent proxy voting agent.

However, if a situation arises where a vote presents a conflict between the interests of the Portfolio’s shareholders and the interest of SunAmerica, the Fund’s principal underwriter, or one of SunAmerica’s or the underwriter’s affiliates, and the conflict is known to the Proxy Voting Committee, the Committee will consult with one Disinterested Director, time permitting, before casting the vote to ensure that the Portfolio votes in the best interest of its shareholders. Any individual with a known conflict may be required by the Proxy Voting Committee to recuse himself or herself from being involved in the proxy voting decision.

Proxy Voting Records. The Proxy Voting Committee will be responsible for documenting its basis for any determination to vote in a non-uniform or contrary manner, as well as for ensuring the maintenance of records for each proxy vote cast on behalf of the Portfolios. The independent proxy voting agent will maintain records of voting decisions for each vote cast on behalf of the Portfolios. The proxy voting record for the most recent twelve-month period ended June 30 is available on the SEC’s website at http://www.sec.gov, or can be obtained, without charge, upon request, by calling 800-858-8850.

Board Reporting. The Portfolios’ Chief Compliance Officer will provide a summary report at each quarterly meeting of the Boards which describes any Proxy Voting Committee meeting(s) held during the prior quarter.

*	Only applicable to index and passively managed funds in the SunAmerica Fund Complex. The Boards of the applicable funds have determined that the costs of voting proxies for index and passively managed funds will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the funds retain a particular security. That is, the funds will retain or sell a particular security based on objective, rather than subjective, criteria. For example, in the case of an index fund, the funds will make a determination to retain or sell a security based on whether the index retains or deletes the security.
**	The Boards of the SunAmerica funds that have approved the lending of portfolio securities have determined that the costs of voting proxies with respect to securities that are out on loan generally outweigh any benefit that may be achieved by the voting of such proxies. The costs of voting such proxies include the opportunity cost of lost securities lending income when securities are recalled from a loan. However, under certain circumstances, including where the investment adviser and/or subadviser to a fund determines that a proxy vote is materially important to the fund’s interest and where it is feasible to recall the security on a timely basis, the investment adviser will use its reasonable efforts to recall the security.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICIES AND PROCEDURES

The Board has adopted policies and procedures relating to disclosure of information about the portfolio holdings of each Portfolio (the “Portfolio Holdings Policies”). These policies and procedures govern when and by whom portfolio holdings information will be publicly disclosed or made available to nonaffiliated third parties. Unless a Portfolio’s portfolio holdings information has been publicly disclosed, it is the Portfolio’s policy to prevent disclosure of such information, except as may be permitted by the Portfolio Holdings Policies.

A Portfolio’s complete portfolio holdings will be publicly available via SEC filings made by the Portfolio on a fiscal quarterly basis. The filings will be made on Form N-Q for the Portfolio’s first and third fiscal quarters (not later than 60 days after the close of the applicable quarter) and on Form N-CSR for the Portfolio’s second and fourth fiscal quarters (not later than 10 days after the transmission to shareholders of the Portfolio’s semi-annual report and annual report, respectively). A schedule of the complete holdings of the Portfolio will also be available on the Portfolio’s website approximately 30 days after the end of each month.

Moreover, there may be instances from time to time when SunAmerica determines that it is important to immediately communicate certain information to the Portfolio’s shareholders, including communications that may contain information about the Portfolio’s portfolio holdings. In these instances, and where SunAmerica determines that the most efficient manner to disseminate such information to shareholders is to post the information on the Portfolio’s website, the information will be considered publicly disseminated pursuant to the Portfolio Holdings Policies. In order for information about portfolio holdings to be disseminated in this manner, SunAmerica’s general counsel must approve the dissemination of this information and such information must be posted prominently on the Portfolio’s website.

SunAmerica and/or the Portfolio may disclose any and all portfolio holdings information prior to public dissemination to the Portfolio’s primary service providers (i.e., the Portfolio’s investment adviser, subadviser, distributor, custodian, transfer agent, servicing agent, fund accountant, administrator, independent public accountants, and legal counsel) and to other service providers (such as proxy voting services, pricing information vendors, broker-dealers who effect portfolio securities transactions, broker-dealers who provide pricing information, and providers of printing and/or regulatory filing services) who need access to such information to perform services on behalf of the Portfolio. Portfolio holdings information may be disclosed to the third parties described above to the extent and as frequently as necessary to allow such third party to perform its duties and responsibilities. These parties are generally subject to duties of confidentiality with respect to the portfolio holdings information they receive, imposed by either law, contract or by the nature of their duties.

SunAmerica and/or the Portfolio may selectively disclose the Portfolio’s non-public portfolio holdings prior to public dissemination to third parties (other than those service providers described above), only if (1) the Portfolio has a legitimate purpose to do so, and (2) the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. Before any such disclosure is made, a written request must be submitted to and approved by SunAmerica’s legal department. SunAmerica’s legal department may approve the request if it is reasonably determined that the requested disclosure would serve a legitimate business purpose of the Portfolio. If the request is approved, the third party must execute a confidentiality agreement in a form deemed acceptable by SunAmerica legal department, unless such disclosure is otherwise required by applicable law, including requests by regulators, court order, or similar authority. Neither the Portfolio, SunAmerica, nor their affiliates, may receive compensation or other consideration in connection with an arrangement to make available information about the Portfolio’s portfolio holdings.

At each quarterly meeting of the Board, the Adviser shall present the Board with a report disclosing the addition of any organization or individual that has been approved to receive non-public portfolio holdings of the Portfolios and the purpose for such disclosure.

Each of the below listed third parties have been informed of their duty of confidentiality and have been approved to receive information concerning the Portfolios’ holdings:

1.	[ ]. [ ] is provided with entire portfolio holdings information during periods in which it performs its audits or reviews of the Portfolios’ financial statements. [ ] does not disclose to third parties information regarding the Portfolios’ holdings.

2.	[ ]. [ ] is provided with portfolio holdings information in connection with the tax services it provides to the Funds. [ ] does not disclose to third parties information regarding the Funds’ holdings.

3.	State Street. State Street, as custodian to the Portfolios, has daily access to the entire holdings of each Portfolio. State Street does not disclose or release information regarding the Portfolios’ holdings except as instructed by the Portfolios.

4.	Lipper, Inc. (“Lipper”). Lipper is provided with the entire portfolio holdings information for each Fund on a monthly basis. This information is disclosed approximately thirty (30) days after the month end. Lipper analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio’s asset class and category in order to place each Portfolio in the appropriate peer group. Lipper does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to Lipper subscribers approximately thirty (30) days after the receipt of information from the Portfolio.

5.	Morningstar, Inc. (“Morningstar”). Morningstar is a subscription-based service where certain information regarding stocks and retail mutual funds may be accessed through its web site at no charge. Information regarding the Portfolios is available only with a subscription. State Street forwards entire portfolio holdings information to Morningstar on a monthly basis, approximately thirty (30) days after each month end. Morningstar analyzes the information to produce various reports that contain statistical measures and other portfolio information (including equity style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.). Through Morningstar’s Morningstar Direct product, entire portfolio holdings information is available to subscribers approximately one week after Morningstar’s receipt of the information. Other Morningstar subscription-based products provide statistical measures and portfolio information generally between fifteen (15) to thirty (30) days after its receipt of such information.

6.	Bloomberg LLP (“Bloomberg”). The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Bloomberg’s various databases within one (1) to fourteen (14) days of its receipt.

7.	Financial Printers. Fund Accounting provides various financial printers with portfolio holdings information within sixty (60) days after each Portfolio’s fiscal quarter. Financial printers assist the Portfolios with the filing of their annual and semi-annual shareholder reports and quarterly regulatory filings with the SEC and the printing of shareholder reports for distribution to participants. Financial printers do not disclose the information publicly other than to file the document on the SEC’s EDGAR database.

8.	Investment Company Institute (“ICI”). Fund Accounting provides the ICI with certain holdings information (top 10 holdings, sector weighting and asset categories) regarding the Portfolios on a quarterly basis, approximately fifteen (15) days after the quarter end. The ICI uses this information for survey purposes and does not disclose a particular Portfolio’s holding information publicly.

9.	Investment Technology Group (“ITG”). State Street provides purchase and sale information with respect to the Portfolio’s equity securities on a quarterly basis approximately fifteen (15) days after the quarter end. ITG analyzes the information to produce reports containing brokerage execution statistics and comparisons. These reports are provided to the SunAmerica and ITG does not disclose publicly the information it receives or the reports it prepares. SunAmerica’s contract with ITG includes a confidentiality clause.

10.	Manhattan Creative Partners (d/b/a “Diligent”). Marketing provides Diligent with entire portfolio holdings on a monthly basis approximately seven (7) days as of the month end. Diligent services the website of the retail funds advised by SunAmerica. Diligent also hosts the Board’s online meeting materials.

11.	Marketing Firms. Our Marketing Group provides portfolio holding information to various marketing firms, including PeachTree Enterprises, PrimeLook, Inc., Royal Impressions, Wilmedia and JDP Marketing Services with portfolio holding information. Depending on the Portfolios and the marketing firm, the Marketing Group provides information on a monthly, quarterly, or on an as needed basis, generally within seven (7) days of the period end. Generally, these marketing firms are responsible for the design and/or printing of sales literature on behalf of the Portfolios or assist in the preparation of the MD&A section and shareholder letters to the annual and semi-annual reports. They do not publicly disclose the Portfolios’ portfolio holdings information and are subject to confidentiality provisions in our agreements with them.

12.	Institutional Shareholder Services (“ISS”). ISS downloads both daily and weekly portfolio information (i.e., custodian identification number, security identification number, share position and description of the security) through State Street Insight System. This information is used for the purposes of voting proxies on behalf of each Portfolio, evaluating the Portfolio’s eligibility for participating in, and filing proofs of claim on behalf of, the Portfolio in securities class action lawsuits. ISS does not publicly disclose the information except as may be required when filing a proof of claim in connection with a Portfolio’s participation in a securities class action lawsuit. SunAmerica’s contract with ISS includes confidentiality disclosure.

13.	SunAmerica Retirement Markets, Inc. (“SARM”). SARM, an affiliate of SunAmerica, is provided with portfolio information, as needed, in order to facilitate marketing-related support services with respect to the Portfolios.

Certain other information concerning a Portfolio’s portfolio described below may also be disclosed prior to the public dissemination of the Portfolio’s portfolio holdings, provided that: (i) the information has been made available to all shareholders of the applicable Portfolio (e.g., the information has been mailed to shareholders) and/or (ii) the information has been posted on the Portfolio’s website, including where there is a prominent link on the website to such information (e.g., links to fund fact sheets, brochures or other marketing pieces that may contain identifiable holdings information).

1. Asset Class Information. Asset class information (e.g., equity, fixed income, currency or commodities) and the total percentage of the Portfolio held in each asset class;

2. Sector or Geographic Information. Sector information (e.g., technology, financials, industrials) or geographic information (e.g., non-U.S., U.S., or country-specific allocations) and the total percentage of the Portfolio held in each sector or geographic region/country;

3. Impact of Fund Allocation Information. Impact of asset class, sector or geographic information, including contributors/detractors to the Portfolio’s performance; provided, however, that when actual portfolio holdings are named, disclosure of these holdings must be consistent with sections 1 or 2 above; and

4. General Portfolio Characteristics. General portfolio characteristics of the Portfolio, including, but not limited to, total number of stocks held by the Portfolio, average market capitalization and return on equity.

Other data regarding a Portfolio’s portfolio may also be distributed prior to public dissemination of the Portfolio’s portfolio holdings, provided that (a) such data does not identify any specific portfolio holding and (b) the Portfolio’s specific portfolio holdings cannot be derived from such data. Examples of permitted data include, but are not limited to, total net assets, number of holdings, market capitalization, P/E ratio, R2 and beta.

PORTFOLIO TRANSACTIONS AND BROKERAGE

As discussed in the Prospectus, the Adviser is responsible for decisions to buy and sell securities for each respective Portfolio, selection of broker-dealers and negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of SunAmerica or another Adviser.

Also, subject to best price and execution and consistent with applicable securities laws and regulations, the Board may instruct an Adviser to direct brokerage to certain broker-dealers under an agreement whereby these broker-dealers would pay designated Portfolio expenses, including, for example, custody expenses. The brokerage of one Portfolio will not be used to help pay the expenses of any other SunAmerica mutual fund. SunAmerica will continue to waive its fees or reimburse expenses for any Portfolio for which it has agreed to do so. All expenses paid through expense offset arrangements resulting in broker commission recapture will be over and above such waivers and/or reimbursements, so that SunAmerica will not receive any direct or indirect economic benefit from the directed brokerage arrangements. By entering into these types of expense offset arrangements, a Portfolio can reduce expenses reported to shareholders in its statement of operations, fee table and expense ratio, and can increase its reported yield.

In the OTC market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Adviser’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. However, the Adviser may select broker-dealers that provide it with research services–analyses and reports concerning issuers, industries, securities, economic factors and trends–and may cause a Portfolio to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. The research services consist of assessments and analysis of the business or prospects of a company, industry or economic sector. Certain research services furnished by brokers may be useful to the Adviser with respect to clients other than the Fund and not all of these services may be used by the Adviser in connection with the Fund. No specific value can be determined for research services furnished without cost to the Adviser by a broker. The Adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser’s research and analysis. Therefore, it may tend to benefit the Portfolio by improving the quality of the Adviser’s investment advice. The investment advisory fees paid by the Portfolio are not reduced because the Adviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information.

A directed brokerage agreement includes those arrangements under which products or services (other than execution of securities transactions), expense reimbursements, or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client’s brokerage transactions to that broker-dealer. The Board has determined that certain directed brokerage arrangements are in the best interest of each Portfolio and its shareholders and, therefore, has conveyed the information to the Adviser. A Portfolio may participate in directed brokerage agreements, provided the portfolio manager can still obtain the best price and execution for trades. Thus, a Portfolio may benefit from the products or services or recaptured commissions obtained through the directed brokerage arrangement, although there may be other transaction costs, greater spreads, or less favorable net prices on transactions. As long as the trader executing the transaction for a Portfolio indicates that this is a directed brokerage transactions, the Portfolio will get a percentage of commissions paid on either domestic trades or international trades credited back to the Portfolio. These credits are in hard dollars and could be used to offset the Portfolio’s custody expenses or to pay other Portfolio expenses (excluding expenses payable to affiliates). By entering into a directed brokerage arrangement, a Portfolio can reduce expenses reported to shareholders in its statement or operations, fee table and expense ratio and can increase its reported yield. To the extent SunAmerica or any “affiliated person”, as that term is defined by the 1940 Act (collectively, “Fund Affiliate”), has agreed to waive or reimburse any amounts otherwise payable to them by a Portfolio or reimburse the Portfolio’s expenses (collectively “Expense Waivers”), any amount of commissions used to pay operating expenses of a Portfolio shall not reduce amounts of expenses borne by SunAmerica or its affiliate under such Expense Waivers, but shall instead be used solely to reduce expenses borne to the Portfolio to a lower level than the Portfolio would have borne after giving full effect to the Expense Waivers.

Although the objectives of other accounts or investment companies that the Adviser manages may differ from those of the Portfolio, it is possible that, at times, identical securities will be acceptable for purchase by one or more of the Portfolios and one or more other accounts or investment companies that the Adviser manages. However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of one or more of the Portfolios and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser. The Adviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of a Portfolio to obtain or dispose of the full amount of a security that it seeks to purchase or sell, or the price at which such security can be purchased or sold.

The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions paid to affiliated broker-dealers by the Portfolios for the fiscal years ended October 31, 2016, 2015 and 2014. The increase in brokerage commissions paid by the Portfolios in the fiscal year ended October 31, 2015, as compared to the fiscal year ended October 31, 2014, was the result of increased sales and higher asset levels.

Brokerage Commissions

2016

	Aggregate Brokerage Commissions		Amount Paid To Affiliated Broker- Dealers		Percentage of Commissions Paid to Affiliated Broker- Dealers		Percentage of Amount of Transactions Involving Payment of Commissions to Affiliated Broker- Dealers
Dividend Strategy Portfolio	[	]	[	]	[	]	[	]
Strategic Value Portfolio	[	]	[	]	[	]	[	]

2015

	Aggregate Brokerage Commissions	Amount Paid To Affiliated Broker- Dealers	Percentage of Commissions Paid to Affiliated Broker- Dealers	Percentage of Amount of Transactions Involving Payment of Commissions to Affiliated Broker- Dealers
Dividend Strategy Portfolio	$3,570,869	—	—	—
Strategic Value Portfolio	$178,557	—	—	—

2014

	Aggregate Brokerage Commissions	Amount Paid To Affiliated Broker- Dealers	Percentage of Commissions Paid to Affiliated Broker- Dealers	Percentage of Amount of Transactions Involving Payment of Commissions to Affiliated Broker- Dealers
Dividend Strategy Portfolio	$1,527,135	—	—	—
Strategic Value Portfolio	$177,565	—	—	—

The following table sets forth the Dividend Strategy Portfolio’s holdings of securities of the Portfolio’s regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents as of October 31, 2016.

Broker Dealer	Amount ($) (000s)			Debt/Equity
State Street Bank and Trust Co.	$	[	]	[Debt	]

The following table sets forth the Strategic Value Portfolio’s holdings of securities of the Portfolio’s regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents as of October 31, 2016.

Broker Dealer	Amount ($) (000s)			Debt/Equity
Bank of America Corp.	$	[	]	[Equity	]
JPMorgan Chase & Co.	$	[	]	[Equity	]
State Street Bank and Trust Co.	$	[	]	[Debt	]
Wells Fargo & Co.	$	[	]	[Equity	]

ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES

Information regarding the purchase of shares is located in the Shareholder Account Information section of the Portfolios’ Prospectus and is hereby incorporated by reference.

Upon making an investment in shares of a Portfolio, an open account will be established under which shares of such Portfolio and additional shares acquired through reinvestment of dividends and distributions will be held for each shareholder’s account by the Transfer Agent. Shareholders will not be issued certificates. Shareholders receive regular statements from the Transfer Agent that report each transaction affecting their accounts. Further information may be obtained by calling Shareholder/Dealer Services at (800)858-8850, ext. 5125.

Shareholders who have met the Portfolio’s minimum initial investment may elect to have periodic purchases made through a dollar cost averaging program. Dollar cost averaging does not assure a profit or protect against loss in a declining market. Since this strategy involves continuous investments, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels. At the shareholder’s election, such purchases may be made from his or her bank checking or savings account on a monthly, quarterly, semi-annual or annual basis.

Shares of each of the Portfolios are sold at the respective NAV next determined after receipt of a purchase order, plus a sales charge, which, at the election of the investor may be imposed at the time of purchase (Class T shares). Class W shares are not subject to any sales charges. Reference is made to “Shareholder Account Information” in the Prospectus for certain information as to the purchase of Portfolio shares.

Class T shares of the Dividend Strategy Portfolio and the Strategic Value Portfolio were not in operation for the fiscal years ended October 31, 2016, 2015 and 2014 and therefore the Portfolios received no front-end sales charges on Class T shares.

Purchases through the Distributor

An investor may purchase shares of a Portfolio through brokers and dealers which have entered into selected dealer agreements with the Distributor. Class T shares generally are available only through certain financial intermediaries that have entered into special arrangements with a Portfolio and/or the Distributor. An investor’s broker or dealer who has entered into a distribution arrangement with the Distributor is expected to forward purchase orders and payment promptly to the Portfolio. Orders received by the Distributor before the close of business will be executed at the offering price determined at the close of regular trading on the New York Stock Exchange (“NYSE”) that day. Orders received by the Distributor after the close of business will be executed at the offering price determined at the close of the NYSE on the next trading day. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment. A Portfolio will not be responsible for delays caused by brokers or dealers.

Purchase by Check

Checks should be made payable to the specific Portfolio or payable to SunAmerica Mutual Funds. A personal check for an investor should be drawn from the investor’s bank account. In general, starter checks, cash equivalents, stale-dated or post-dated checks will not be accepted. In the case of a new account, purchase orders by check must be submitted directly by mail to SunAmerica Fund Services, Inc., c/o BFDS, P.O. Box 219186, Kansas City, Missouri 64121-9186, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to SunAmerica Fund Services, Inc., c/o BFDS, P.O. Box 219186, Kansas City, Missouri 64121-9186 and the shareholder’s account number should appear on the check. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of a Portfolio at the NAV next computed after the check is received. There are restrictions on the redemption of shares purchased by check for which funds are being collected. (See “Shareholder Account Information” in the Prospectus.)

Purchase by Federal Funds Wire

An investor may make purchases by having his or her bank wire federal funds to the Fund’s Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Portfolio and the Transfer Agent are open for business.

Orders for purchase of shares received by wire transfer in the form of federal funds will be effected at the next-determined NAV if received at or prior to a Portfolio’s close of business, plus any applicable sales charge. In order to insure prompt receipt of a Federal funds wire, it is important that these steps be followed:

1.	You must have an existing SunAmerica Mutual Fund Account before wiring funds. To establish an account, complete the New Account Application and send it via facsimile to SAFS at: (816)218-0519.

2.	Call SAFS’ Shareholder Services, toll free at (800)858-8850, to obtain your new account number.

3.	Instruct the bank to wire the specified amount to the Transfer Agent: State Street Bank and Trust Company, Boston, MA, ABA# 0 110-00028; DDA# 99029712, SunAmerica [name of Portfolio, Class] (include shareholder name and account number).

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

Reference is made to “Shareholder Account Information” in the Prospectus for certain information as to the redemption of Portfolio shares.

If the Directors determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund, having filed with the SEC a notification of election pursuant to Rule 18f-1 on behalf of the Strategic Value Portfolio, may pay the redemption price in whole, or in part, by a distribution in kind of securities from the Portfolio in lieu of cash. In conformity with applicable rules of the SEC, the Portfolios are committed to pay in cash all requests for redemption, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the NAV of the applicable Portfolio at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described below in the section entitled “Determination of Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

The Distributor is authorized, as agent for the Portfolios, to offer to repurchase shares that are presented by telephone to the Distributor by investment dealers. Orders received by dealers must be at least $500. The repurchase price is the NAV per share of the applicable class of shares of a Portfolio next-determined after the repurchase order is received, less any applicable CDSC. Repurchase orders received by the Distributor after the Portfolio’s close of business will be priced based on the next business day’s close. Dealers may charge for their services in connection with the repurchase, but neither the Portfolios nor the Distributor imposes any such charge. The offer to repurchase may be suspended at any time.

EXCHANGE PRIVILEGE

Shareholders in the Portfolios may exchange their shares (other than Class T, which has no exchange privilege) for the same class of shares of any other Portfolio or other funds distributed by the Distributor that offer such class at the respective NAV per share.

Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are subject to applicable minimum initial or subsequent investment requirements. Notwithstanding the foregoing, shareholders may elect to make periodic exchanges on a monthly, quarterly, semi-annual and annual basis through the Systematic Exchange Program. The Portfolios reserve the right to reject exchange requests made through this program that are less than $50. All exchanges can be effected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides. Exchanges of shares generally will constitute a taxable transaction except for IRAs, Keogh Plans and other qualified or tax-exempt accounts. The exchange privilege may be terminated or modified upon 60 days’ written notice. Further information about the exchange privilege may be obtained by calling Shareholder/Dealer Services at 800-858-8850.

If a shareholder acquires Class A shares through an exchange from another SAMF where the original purchase of such fund’s Class A shares was not subject to an initial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the CDSC, if any, as described in the Prospectus, applicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be “tacked” with the holding period of the shares acquired in the exchange for purposes of determining whether the CDSC is applicable upon a redemption of any of such shares.

A shareholder who acquires Class B or Class C shares through an exchange from another SAMF will retain liability for any CDSC outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be ‘tacked’ with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class B shares to Class A.

Because excessive trading (including short-term ‘market timing’ trading) can hurt a Portfolio’s performance, each Portfolio may refuse any exchange sell order: (1) if it appears to be a market timing transaction involving a significant portion of a Portfolio’s assets; or (2) from any shareholder account if previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including, but not limited to, those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indications, will be considered one account for this purpose.

In addition, a Portfolio reserves the right to refuse any exchange purchase order if, in the judgment of the Adviser, the Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchange may be restricted or refused if the Portfolio receives or anticipates simultaneous orders affecting significant portions of the Portfolio’s assets. In particular, a pattern of excessive exchanges that coincide with a ‘market timing’ strategy may be disruptive to the Portfolio and may therefore be refused.

Exchanging between Share Classes of the Strategic Value Portfolio

In connection with advisory fee-based investment programs (“Programs”) sponsored by certain Financial Institutions, and subject to the conditions set forth below, shareholders may exchange their shares of one share class of the Strategic Value Portfolio for shares of another share class of the Strategic Value Portfolio. These transactions will be processed as an exchange of the shares you currently hold for shares in the new class. Shareholders exchanging into the new class must meet the eligibility requirements for such class, as described in the Prospectus.

These exchanges are generally only available for shareholders who hold shares through accounts with Financial Institutions and who are entering a Program with such Financial Institution. Please contact your Financial Institution for additional information concerning these types of exchanges, including whether they are available for your account.

Exchanging Class A shares for Class W shares - Shareholders that are part of a Program may exchange their Class A shares of the Strategic Value Portfolio held at the Financial Institution sponsoring the Program for Class W shares of the Strategic Value Portfolio to be held in the Program. Please note that any Class A sales charges that you paid for these shares (including contingent deferred sales charges) will not be credited back to your account.

Exchanging Class C shares for Class W shares - Shareholders that are part of a Program may exchange their Class C shares of the Strategic Value Portfolio held at the Financial Institution sponsoring the Program for Class W shares of the Strategic Value Portfolio to be held in the Program. Only Class C shares that are no longer subject to a CDSC (i.e., that are held longer than twelve months) are eligible for exchange to Class W shares.

Exchanging Class W shares for Class A shares - Shareholders may exchange Class W shares of the Strategic Value Portfolio held through a Program for Class A shares of the Strategic Value Portfolio without paying an initial Class A sales charge if the shareholder is leaving or has left the Program and provided that the Class A shares received in the exchange will be held at the same Financial Institution that sponsored the Program. Shareholders should note that the Class A shares of the Strategic Value Portfolio are subject to a 12b-1 fee and have higher annual operating expenses than the Class W shares of the Strategic Value Portfolio.

Exchanging between Share Classes of the Dividend Strategy Portfolio

In connection with advisory fee-based programs (“Programs”) sponsored by certain Financial Institutions, and subject to the conditions set forth below, shareholders may exchange their shares of one share class of the Dividend Strategy Portfolio for shares of another share class of the Dividend Strategy Portfolio. These transactions will be processed as an exchange of the shares you currently hold for shares in the new class. Shareholders exchanging into a new class must meet the eligibility requirements for such class, as described in the Prospectus.

These exchanges are generally only available for shareholders who hold shares through accounts with Financial Institutions and who are entering or leaving a Program with such Financial Institution. Please contact your Financial Institution for additional information concerning these types of exchanges, including whether they are available for your account.

Exchanging Class A shares for Class W shares - Shareholders that are part of a Program may exchange their Class A shares of the Dividend Strategy Portfolio held at the Financial Institution sponsoring the Program for Class W shares of the Dividend Strategy Portfolio to be held in the Program. Please note that any Class A sales charges that you paid for these shares (including contingent deferred sales charges) will not be credited back to your account.

Exchanging Class C shares for Class W shares - Shareholders that are part of a Program may exchange their Class C shares of the Dividend Strategy Portfolio held at the Financial Institution sponsoring the Program for Class W shares of the Dividend Strategy Portfolio to be held in the Program. Only Class C shares that are no longer subject to a CDSC (i.e., that are held longer than twelve months) are eligible for exchange to Class W shares.

Exchanging Class W shares for Class A shares - Shareholders may exchange Class W shares of the Dividend Strategy Portfolio held through a Program for Class A shares of the Dividend Strategy Portfolio without paying an initial Class A sales charge if the shareholder is leaving or has left the Program and provided that the Class A shares received in the exchange will be held at the same Financial Institution that sponsored the Program. Shareholders should note that the Class A shares of the Dividend Strategy Portfolio are subject to a 12b-1 fee and have higher annual operating expenses than the Class W shares of the Dividend Strategy Portfolio.

An exchange of shares you currently hold in one class of a Portfolio for shares in another class of the same Portfolio will generally not constitute a taxable transaction for federal income tax purposes. Shareholders should, however, consult with their tax adviser regarding the state and local tax consequences of this type of an exchange of shares.

Portfolios may change or cancel the exchange privilege at any time, upon 60 days’ written notice to its shareholders. The Portfolios at all times also reserve the right to restrict, or reject any exchange transactions, for any reason, without notice.

DETERMINATION OF NET ASSET VALUE

Shares of each class of each Portfolio are valued at least daily as of the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time). Each Portfolio calculates the NAV of its shares by dividing the total value of its net assets by the number of shares outstanding. The days and times of such computation may, in the future, be changed by the Directors in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading. Each Portfolio relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such sources, technological issues or otherwise.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide closing market prices and information used for adjusting those prices.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of the day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement prices established by the exchange upon which they trade reported by a Board-approved pricing service. Options contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded. Options contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies. Forward contracts are valued at the 4:00 p.m. Eastern Time forward rate.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market that may be either a securities exchange or over-the-counter market.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Portfolio intends to distribute to the registered holders of its shares substantially all of its net investment income, which includes dividends, interest and net short-term capital gains, if any, in excess of any net long-term capital losses. Each Portfolio intends to distribute any net long-term capital gains from the sale of assets in excess of any net short-term capital losses. The current policy of the Strategic Value Portfolio is to pay investment income dividends, if any, at least annually. Focused Dividend Strategy Portfolio’s current policy is to pay investment income dividends, if any, on a quarterly basis. Each Portfolio intends to distribute net capital gains, if any, annually. In determining amounts of capital gains to be distributed, any capital loss carryforwards from prior years will be offset against capital gains. The Portfolios reserve the right to declare and pay dividends less frequently than as disclosed above, provided that the net realized capital and net investment income, if any, are paid at least annually.

As of October 31, 2016, for Federal income tax purposes, the Portfolios have capital loss carryforwards, which are available to offset future capital gains, if any.

	Capital Loss Carryforward@	Unlimited†
Focused Dividend Strategy	—	—
Strategic Value*	$[ ]	—

*	The capital loss carryforwards include realized capital losses from the acquisition of other funds. Certain losses may be subject to annual limitations imposed by the Code. Therefore, it is possible that not all of the capital losses will be available for use.
@	To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future capital gains from 2016 through 2018. Capital loss carryforwards generated in taxable years beginning after 2010 will not be subject to expiration.
†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Distributions will be paid in additional Portfolio shares based on NAV at the close of business on the ex-dividend or reinvestment date, unless the dividends total in excess of $10.00 per distribution period and the shareholder notifies the Portfolio at least five business days prior to the payment date to receive such distributions in cash.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record, no interest will accrue on amounts represented by uncashed dividend or distribution checks.

Taxes. The following is intended to be a general summary of certain U.S. Federal income tax consequences of investing in a Portfolio. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisers before making an investment in a Portfolio. This summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Each Portfolio is qualified and intends to remain qualified and elect to be taxed as a regulated investment company under Subchapter M of the Code for each taxable year. In order to be qualified as a regulated investment company, each Portfolio generally must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, proceeds from loans of securities, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each Portfolio’s assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount no greater than 5% of the value of each Portfolio’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or in any two or more issuers of which the Portfolio owns 20% or more of the voting stock and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships. Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Portfolio investments in partnerships, including in qualified publicly traded partnerships, may result in the Portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Each Portfolio may be able to cure a failure to derive 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, a Portfolio fails one of these tests and does not timely cure the failure, the Portfolio will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Portfolio in computing its taxable income.

As a regulated investment company, each Portfolio will not be subject to U.S. Federal income tax on its ordinary income and net capital gains which it distributes as dividends or capital gains distributions to shareholders provided that it distributes to shareholders an amount at least equal to the sum of 90% of its “investment company taxable income” for the taxable year and 90% of its net tax-exempt interest income for the taxable year. Each Portfolio intends to distribute sufficient income to meet this qualification requirement.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Portfolio must distribute during each calendar year the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98.2% of its net capital gains, i.e., net long-term capital gains in excess of its net short-term capital losses, for the one-year period ending on October 31 of the calendar year, and (3) all ordinary income and net capital gains for the previous years that were not distributed during such years. To avoid application of the excise tax, each Portfolio intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid during the calendar year if actually paid during such calendar year. Additionally, a distribution will be treated as paid on December 31 of a calendar year if it is declared by the distributing Portfolio in October, November or December of such year, payable to shareholders of record on a date in such month but actually paid by such Portfolio during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of such December 31 in the calendar year in which such dividend is declared, rather than on the date on which the distributions are actually received. If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, a Portfolio’s distributions, to the extent derived from the Portfolio’s current or accumulated earnings and profits, including any distributions of net tax-exempt interest and, net long-term capital gains, will be taxable to shareholders as dividend income. However, such dividends will be eligible (i) to be treated as “qualified dividend income” in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Portfolio fails to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Portfolio had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

If a Portfolio is held through a qualified retirement plan entitled to tax-exempt treatment for U.S. Federal income tax purposes, distributions will generally not be taxable currently. Special tax rules apply to such retirement plans. You should consult your tax advisor regarding the tax treatment of distributions (which may include amounts attributable to Portfolio distributions) which may be taxable when distributed from the retirement plan.

Distributions of net investment income and short-term capital gains (“ordinary income dividends”) are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. The portion of such ordinary income dividends-received from each Portfolio that will be eligible for the dividends received deduction for corporations will be determined on the basis of the amount of each Portfolio’s gross income, exclusive of capital gains from sales of stock or securities, which is derived as dividends from domestic corporations, other than certain tax-exempt corporations and certain REITs, and will be reported as such to shareholders. Distributions of net capital gains (i.e., the excess of net capital gains from the sale of assets held for more than one year over net short-term capital losses, and including such gains from certain transactions in futures and options), if any, that a Portfolio reports as capital gains are taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned shares. The maximum capital gains rate is 15% for individuals with incomes below approximately $415,000 ($465,000 if married filing jointly), thresholds adjust annually for inflation, and 20% for individuals with any income above those amounts that is capital gain. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

A portion of a Portfolio’s distributions may be treated as “qualified dividend income,” taxable to individuals at long-term capital gains rates (described above). A distribution is treated as qualified dividend income to the extent that the Portfolio receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Portfolio and the shareholder. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Portfolio to an individual in a particular taxable year if 95% or more of the Portfolio’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Portfolio; or (ii) the portion of the regular dividends paid by the Portfolio to an individual in a particular taxable year that is attributable to qualified dividend income received by the Portfolio in that taxable year if such qualified dividend income accounts for less than 95% of the Portfolio’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by the Portfolio from U.S. corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States or the stock of which is readily tradable on an established securities market in the United States) which are not passive foreign investment companies (“PFICs”). Dividend income will not be treated as qualified dividend income unless the Portfolio satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Also, dividends received by the Portfolio from a REIT or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Portfolio dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be qualified dividend income. To the extent a Portfolio’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

If a Portfolio retains for investment an amount equal to all or a portion of its net capital gains, it will be subject to a corporate tax (at a maximum rate of 35%) on the amount retained. In that event, a Portfolio will report such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. Federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their U.S. Federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. Federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. Federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Portfolio’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in its shares of the Portfolio, and as a capital gain thereafter (if the shareholder holds its shares of the Portfolio as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. Federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Portfolio distributions from amounts other than current or accumulated earnings and profits will be treated as returns of capital for federal income tax purposes and will reduce your basis in your shares, with any distributed amount that exceeds your remaining basis constituting capital gain to you. Portfolio distributions in excess of a Portfolio’s minimum distribution requirements but not in excess of the Portfolio’s remaining earnings and profits will not be returns of capital but will be taxable dividends to shareholders. A Portfolio’s capital loss carryovers, if any, from the pre-2011 taxable years will not reduce current earnings and profits even if the Portfolio’s current year distribution requirement is offset by such carryovers.

Investors considering buying shares just prior to the record date for a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Portfolio’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Upon a sale or exchange of its shares, a shareholder will recognize a taxable gain or loss in an amount equal to the difference between the proceeds of the sale or exchange and the shareholder’s adjusted tax basis in the shares. Except as discussed below, the amount of any CDSC will reduce the amount realized on the sale or exchange for purposes of determining gain or loss. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands. In the case of an individual, any such capital gain will be treated as short-term capital gain, taxable at the same rates as ordinary income if the shares were held for not more than one year, and long-term capital gains rates (described above, if such shares were held for more than one year. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than one year. For both individuals and corporations, any such loss will be treated as long-term capital loss if such shares were held for more than one year. To the extent not disallowed, any loss recognized on the sale or exchange of shares of a Portfolio held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distribution, and any undistributed capital gains included in income by such shareholder with respect to such shares.

Generally, any loss realized on a sale or exchange of shares of a Portfolio will be disallowed if other shares of such Portfolio are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under certain circumstances the sales charge incurred in acquiring shares of a Portfolio may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies if shares of a Portfolio are exchanged within 90 days after the date they were purchased and the new shares are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares and is added to the basis of the new shares.

A Portfolio’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in the Portfolio, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased on or after January 1, 2012.

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of that Portfolio’s assets to be invested in various countries is not known. If more than 50% in value of a Portfolio’s total assets at the close of its taxable year, or at the close of each quarter, consists of securities of foreign corporations, such Portfolio will be eligible to file an election with the IRS pursuant to which shareholders of the Portfolio will be required to include (in addition to taxable dividends actually received) their proportionate share of such foreign taxes paid by the Portfolio in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, subject to certain limitations and the Portfolio and the shareholders satisfying certain holding period requirements, use them as foreign tax credits against their U.S. Federal income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. Certain retirement accounts which are not subject to tax cannot claim foreign tax credits on investments in foreign securities held in the Portfolio. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Portfolio’s election described in this paragraph but will not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. If a Portfolio receives a refund of foreign taxes previously passed through as a credit to shareholders, this may result in a reduction of current year foreign taxes available for pass through or in a portfolio payment to the IRS in lieu of such reduction.

Certain Portfolios may, from time to time, invest in PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. Investments in PFICs are subject to special rules designed to prevent deferral of U.S. taxation of a U.S. person’s share of a PFIC’s earnings. In the absence of certain elections, if any such Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to U.S. Federal income tax on a portion of any “excess distribution” (generally a distribution in excess of a base amount) received on the stock or of any gain from disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be currently included in the Portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Portfolio may make a “mark-to-market” election with respect to any marketable stock it holds of a PFIC. If the election is in effect, at the end of the Portfolio’s taxable year, the Portfolio will recognize the amount of gains, if any, with respect to PFIC stock. Any gains resulting from such elections will be treated as ordinary income. Losses on PFIC stock are allowed only to the extent of such previous gains. The mark-to-market election must be made separately for each PFIC owned by a Portfolio and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. Alternatively, the Portfolio may elect to treat any PFIC in which it invests as a “qualified electing fund,” in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio as described above. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

Certain Portfolios may invest in REITs that hold residual interests in REMICs. Under Treasury regulations, a portion of the Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to U.S. Federal income tax. Excess inclusion income of a regulated investment company, such as the Portfolios, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by otherwise allowable deductions for tax purposes, (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. Federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Portfolio, then the Portfolio will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. If a charitable remainder annuity trust or charitable remainder unitrust (each as defined in Code Section 664) has UBTI for a tax year, a 100% excise tax on the UBTI is imposed on the trust.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on sales of currencies or dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary income or ordinary loss. These gains, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of each Portfolio’s investment company taxable income available to be distributed to its shareholders as ordinary income. In certain cases, a Portfolio may be entitled to elect to treat foreign currency gains on forward or futures contracts, or options thereon, as capital gains.

The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and listed options on futures contracts which a Portfolio may write, purchase or sell. Such options and contracts are classified as “Section 1256 contracts” under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (“60/40 gain or loss”). Such contracts, when held by a Portfolio at the end of a taxable year, generally are required to be treated as sold at market value on the last business day of such taxable year for U.S. Federal income tax purposes (“marked-to-market”). OTC options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Portfolio from transactions in OTC options written by the Portfolio generally constitute short-term capital gains or losses. Any gain or loss recognized by a Portfolio from transactions in OTC options purchased by such Portfolio generally has the same character as the property to which the option relates has in the hands of such Portfolio (or would have if acquired by the Portfolio). When call options written, or put options purchased, by a Portfolio are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term capital gain or loss, depending on the holding period of the securities. In determining the amount of such gain or loss, the sales proceeds are reduced by the premium paid for the puts or increased by the premium received for calls.

A substantial portion of each Portfolio’s transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute “straddles” which are defined in the Code as offsetting positions with respect to personal property. A straddle, at least one (but not all) of the positions in which is a Section 1256 contract, would constitute a “mixed straddle” under the Code. The Code generally provides special rules with respect to straddles, such as: (i) “loss deferral” rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrecognized gains in the offsetting position; (ii) “wash sale” rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period; (iii) “short sale” rules which may suspend the holding period of securities owned by a Portfolio when offsetting positions are established and which may convert certain capital losses from short-term to long-term; and (iv) “conversion transaction” rules which recharacterize all or a portion of capital gains as ordinary income. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections are also provided in the Code; no determination has been reached to make any of these elections.

Code Section 1259 requires the recognition of gain if a Portfolio makes a “constructive sale” of an appreciated financial position. A Portfolio generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

Under the “wash sale” rule, losses incurred by a Portfolio on the sale of (or on a contract or option to sell) stock or securities are not deductible if, within a 61-day period beginning 30 days before and ending 30 days after the date of the sale, the Portfolio acquires or has entered into a contract or option to acquire stock or securities that are substantially identical. In such a case, the basis of the stock or securities acquired by the Portfolio will be adjusted to reflect the disallowed loss.

In general, gain or loss on a short sale, to the extent permitted, is recognized when a Portfolio closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Portfolio’s hands. Except with respect to certain situations where the property used by a Portfolio to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Portfolio. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Portfolio for more than one year. In general, a Portfolio will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

As a result of entering into swap contracts, a Portfolio may make or receive periodic net payments. A Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio has been a party to the swap for more than one year). With respect to certain types of swaps, a Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

Each Portfolio may purchase debt securities (such as zero-coupon, or deferred interest or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Portfolio and therefore is subject to the distribution requirements of the Code. Because the original issue discount earned by the Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of other securities and use the proceeds to make distributions to shareholders. If a Portfolio holds (directly or indirectly) one or more “tax credit bonds” (defined below) on one or more specified dates during the Portfolio’s taxable year, and the Portfolio satisfies the minimum distribution requirement, the Portfolio may elect for U.S. Federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the Portfolio for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, or a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “build America bond” or certain other specified bonds. If the Portfolio were to make an election, a shareholder of the Portfolio would be required to include in income and would be entitled to claim as a tax credit an amount equal to a proportionate share of such credits. Certain limitations may apply on the extent to which the credit may be claimed.

A Portfolio may be required to withhold U.S. Federal income tax at the rate of 28% on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. Federal income tax liability.

Any distributions of net investment income or short-term capital gains made to a foreign shareholder generally will be subject to U.S. withholding tax of 30% (or a lower treaty rate if applicable to such shareholder) if any, provided that the required information is timely furnished to the IRS.

In general, U. S. Federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Portfolio. For foreign shareholders of a Portfolio, a distribution attributable to the Portfolio’s sale or exchange of U.S. real property or of a REIT or other U.S. real property holding corporation will be treated as real property gain subject to 35% withholding tax if 50% or more of the value of the Portfolio’s assets is invested in REITs and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. In addition, foreign shareholders may be subject to certain tax filing requirements if 50% or more of the Portfolio’s assets are invested in REITs and other U.S. real property holding corporations.

The rules laid out in the previous paragraph, other than the withholding rules, will apply notwithstanding the Portfolio’s participation in a wash sale transaction or its payment of a substitute dividend.

Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Portfolio’s “qualified net interest income” (generally, the Portfolio’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Portfolio is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Portfolio’s “qualified short-term capital gains” (generally, the excess of the Portfolio’s net short-term capital gain over the Portfolio’s long-term capital loss for such taxable year). However, depending on its circumstances, the Portfolio may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Portfolio reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Distributions that a Portfolio reports as “short-term capital gains dividends” or “long-term capital gains dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of the Portfolio at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by the Portfolio and will be treated as ordinary dividends to the foreign shareholder.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described here. Foreign shareholders should consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign taxes.

A 30% withholding tax is currently imposed on dividends paid and will be imposed on redemption proceeds paid after December 31, 2018, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

If a shareholder recognizes a loss with respect to a Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of Portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, interest, dividends, and net capital gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly), and of estates and trusts.

In the event that a Portfolio were to experience an ownership change as defined under the Code, the Portfolio’s loss carryforwards and other loss attributes, if any, may be subject to limitation.

Shares of a Portfolio held by a non-U.S. shareholder at death will be considered situated in the United States and subject to the U.S. estate tax, if applicable.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, state, local and foreign taxes. In addition, foreign investors should consult with their own tax advisers regarding the particular tax consequences to them of an investment in each Portfolio. Qualification as a regulated investment company under the Code for tax purposes does not entail government supervision of management and investment policies.

RETIREMENT PLANS

Shares of a Portfolio may be purchased by various types of qualified retirement plans. The summary below is only a brief description of these plans and does not purport to be complete. Further information or an application to invest in shares of a Portfolio through purchase by any of the retirement plans described below may be obtained by calling Retirement Plans at 800-858-8850. However, it is recommended that anyone considering an acquisition of Shares by a retirement plan consult a tax adviser before the acquisition is made.

Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit employers and certain employee associations to establish qualified pension and profit sharing plans for employees, including those who are self-employed individuals or partners. Each qualified pension or profit sharing plan provides tax advantages for employers and participants. Contributions made by the employers are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

Tax-Sheltered Custodial Accounts. Section 403(b)(7) of the Code permits public school employees, and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to establish accounts through which shares of a Portfolio may be purchased. Subject to certain limitations, contributions by or on behalf of these employees to such accounts, and the earnings thereon, are excluded from their gross income for tax purposes until withdrawn.

Traditional Individual Retirement Accounts (“IRA”). Section 408 of the Code permits eligible individuals to contribute to an individual retirement account or annuity (a Traditional IRA), including an account under a Simplified Employee Pension Plan, commonly referred to as a SEP-IRA. Traditional IRAs are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals to make contributions, the amount (if any) entitled to be contributed on a deductible basis, and the time by which distributions must commence. In addition, certain distributions from some other types of retirement plans may be deposited on a tax-deferred basis in a Traditional IRA. Earnings on the funds in a Traditional IRA are not taxable until withdrawn.

Salary Reduction Simplified Employee Pension (“SARSEP”). A SARSEP offers a unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee’s paycheck on a before-tax basis, and are deposited into an IRA by the employer. These contributions are not included in the employee’s income and therefore are not reported or deducted on his or her tax return. Contributions and the earnings thereon are taxable when withdrawn. A SARSEP may not be established after 1996. A SARSEP established before 1997 may continue.

Savings Incentive Match Plan for Employees (“SIMPLE IRA”). This plan was introduced by a provision of the Small Business Job Protection Act of 1996 to provide small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee’s paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions for the employee. Contributions are tax-deductible for the employer and participants do not pay taxes on contributions, or the earnings thereon, until they are withdrawn.

Roth IRA. Roth IRAs were introduced by the Taxpayer Relief Act of 1997. Generally under Section 408A of the Code in 2016, unmarried individuals with adjusted gross income of up to $117,000, and married couples who file a joint return and have joint adjusted gross income of up to $184,000, may contribute up to the maximum permitted amount to a Roth IRA. The maximum allowed contribution phases out above such amounts. Contributions are not tax-deductible, but distribution of assets (contributions and earnings) held in the account for at least five years may be distributed tax-free under certain qualifying conditions.

Coverdell Education Savings Accounts. Coverdell Education Savings Accounts were introduced by the Taxpayer Relief Act of 1997. Generally, under Section 530 of the Code, in 2016, unmarried individuals with adjusted gross income of up to $95,000, and married couples who file a joint return and have joint adjusted gross income of up to $190,000 may contribute up to $2,000 each year to a Coverdell Education Savings Account on behalf of a child under the age of 18. The $2,000 annual limit is phased out for unmarried individuals with adjusted gross income between $95,000 and $110,000, and for married individuals who file a joint return and have joint adjusted gross income between $190,001 and $220,000. Contributions are not tax-deductible but distributions are tax-free if used for qualified educational expenses.

Individual 401(k). The Individual 401(k) plan is intended for owner-only businesses and businesses with employees that can be excluded under federal laws governing plan coverage requirements. The Individual 401(k) is a type of 401(k) plan made newly relevant to owner-only businesses because of changes made to the section 415 and 404 limits provided by the Economic Growth and Tax Relief Act of 2001 (EGTRRA). The Individual 401(k) generally allows for an employer contribution of up to 25% of compensation and an employee salary deferral up to the limit defined in IRC Section 402(g). In addition, because of its smaller size, the Individual 401(k) is also less complex and less costly than the typical multiple-employee 401(k) plan.

DESCRIPTION OF SHARES

Ownership of the Fund is represented by shares of common stock. The total number of shares that the Fund has authority to issue is three billion (3,000,000,000) shares of common stock (par value $0.0001 per share), amounting in aggregate par value to three hundred thousand dollars ($300,000).

Currently, six investment portfolios of the Fund have been authorized pursuant to the Fund’s Articles of Incorporation (“Articles”). Two of such Portfolios are offered through this SAI: the Dividend Strategy Portfolio and the Strategic Value Portfolio. The Dividend Strategy Portfolio is divided into five classes of shares, designated as Class A, Class B, Class C, Class T and Class W. The Strategic Value Portfolio is divided into four classes of shares, designated as Class A, Class C, Class T and Class W. The Directors may authorize the creation of additional series of shares so as to be able to offer to investors additional investment portfolios within the Fund that would operate independently from the Fund’s present Portfolios, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each series of the Fund’s shares represents the interests of the shareholders of that series in a particular portfolio of assets. In the future, the Directors may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

Shareholders are entitled to a full vote for each full share held. The Directors have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Directors, and appoint their own successors, provided that at all times at least a majority of the Directors have been elected by shareholders. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors. Although the Fund need not hold annual meetings of shareholders, the Directors may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act. Also, a shareholders meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Fund. In addition, the Directors may be removed by the action of the shareholders of record of two-thirds or more of the outstanding shares. All Portfolios of shares will vote with respect to certain matters, such as election of Directors. When all Portfolios are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a Portfolio’s policies, only shareholders of the Portfolios affected by the matter may be entitled to vote.

The classes of shares of a given Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge and a distribution fee, (iii) Class B shares are subject to a CDSC and a distribution fee, (iv) Class B shares convert automatically to Class A shares on the first business day of the month eight years after the purchase of such Class B Shares, (v) Class C shares are subject to a distribution fee and a CDSC, (vi) Class W shares have a $50,000 minimum investment requirement, (vii) Class T shares are subject to an initial sales charge and a service fee, and (viii) each class has voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class B shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan. All shares of the Fund issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Fund. In addition, shares have no conversion rights, except as described above.

The Articles provide, to the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted (as limited by the 1940 Act) that no Director or officer of the Fund shall be personally liable to the Fund or to stockholders for money damages. The Articles provide that the Fund shall indemnify (i) the Directors and officers, whether serving the Fund or its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force (as limited by the 1940 Act), including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board or the Fund’s By-laws and be permitted by law. The duration of the Fund shall be perpetual.

ADDITIONAL INFORMATION

Computation of Offering Price Per Share.

The following is the offering price calculation for each Class of shares of the Portfolios, based on the value of each Portfolio’s net assets and number of shares outstanding on October 31, 2016. There are no sales charges for Class W shares and therefore the offering price for these shares will be computed by dividing its net assets by the number of shares outstanding.

Dividend Strategy Portfolio
Class T
Net Assets	$	[	]
Number of Shares Outstanding		[	]
Net Asset Value Per Share (net assets divided by number of shares)	$	[	]
Sales charge for Class T Shares: 2.50% of offering price ([ ]% of net asset value per share)*	$	[	]
Offering Price	$	[	]

*	Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

Strategic Value Portfolio
	Class T			Class W
Net Assets	$	[	]	$	[	]
Number of Shares Outstanding		[	]		[	]
Net Asset Value Per Share (net assets divided by number of shares)	$	[	]	$	[	]
Sales charge for Class T Shares: 2.50% of offering price ([ ]% of net asset value per share)*		[	]		—
Offering Price	$	[	]		[	]

*	Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

Reports to Shareholders. The Fund sends audited Annual and unaudited Semi-Annual reports to shareholders of each of the Portfolios. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with a Portfolio to confirm transactions in the account.

Custodian and Transfer Agent. State Street Bank and Trust Co., One Lincoln Street, Boston, MA 02111, serves as Custodian and Transfer Agent for the Portfolios and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Fund. Transfer Agent functions are performed for State Street by Boston Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572, an affiliate of State Street. SAFS, Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of each of the Portfolios.

Independent Registered Public Accounting Firm. [                                                                                                              ], has been selected to serve as the Fund’s independent registered public accounting firm and, in that capacity, examines the annual financial statements of the Fund.

Legal Counsel. The firm of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as legal counsel to the Fund.

FINANCIAL STATEMENTS

The Fund’s audited financial statements are incorporated in this SAI by reference to its October 31, 2016 annual report to shareholders. You may request a copy of the annual and semi-annual reports of the Portfolios at no charge by calling (800) 858-8850 or writing the Portfolios at SunAmerica Fund Services, Inc., Mutual Fund Operations, Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311 or by visiting our website at www.safunds.com.

APPENDIX

DESCRIPTION OF CREDIT RATINGS

Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Long-Term Obligation Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Short-Term Obligation Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short term debt obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s, a Division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

The issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

I. Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

II. Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Long Term Issue Credit Ratings

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligator’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PART C

OTHER INFORMATION

Item 28:	Exhibits.

(a)(i)	Articles of Incorporation, as Amended. Incorporated herein by reference to Exhibit 1(A) of the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(ii)	Articles Supplementary dated August 1, 1996. Incorporated herein by reference to Exhibit 1(B) of the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(iii)	Articles of Amendment dated August 19, 1996. Incorporated herein by reference to Exhibit 1(C) of the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(iv)	Articles of Amendment dated November 13, 1996. Incorporated herein by reference to Exhibit 1(D) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

(v)	Articles Supplementary of Amendment dated September 23, 1997. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(vi)	Articles Supplementary of Amendment dated April 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(vii)	Articles Supplementary dated May 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(viii)	Articles of Amendment dated March 29, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(ix)	Articles of Amendment dated September 8, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(x)	Articles Supplementary dated November 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(xi)	Articles Supplementary dated May 22, 2000. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(xii)	Articles Supplementary dated March 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(xiii)	Articles of Amendment dated September 26, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Exhibit 1(M) of the Registrant’s Registration Statement On Form N-14 (File no. 333-67844) filed on October 3, 2001.

(xiv)	Articles Supplementary dated September 27, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Exhibit 1(N) of the Registrant’s Registration Statement on Form N-14. (File no. 333-67844) filed on October 3, 2001.

(xv)	Articles Supplementary dated April 16, 2002. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

(xvi)	Articles Supplementary dated October 23, 2002. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on October 28, 2002.

(xvii)	Articles of Amendment dated December 17, 2003. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(xviii)	Articles of Amendment dated February 17, 2004. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(xix)	Articles Supplementary dated December 6, 2004. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(xx)	Articles of Amendment dated May 25, 2006. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xxi)	Articles of Amendment dated February 23, 2011. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2011.

(xxii)	Articles of Amendment dated November 14, 2006. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xxiii)	Articles Supplementary dated February 5, 2007. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xxiv)	Articles Supplementary dated March 14, 2007. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(xxv)	Articles Supplementary dated January 10, 2008. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2008.

(xxvi)	Articles Supplementary dated June 24, 2009. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on June 29, 2009.

(xxvii)	Articles Supplementary dated August 26, 2009. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 23, 2010.

(xxviii)	Articles Supplementary dated October 28, 2011. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2012.

(xxix)	Articles Supplementary dated April 20, 2012. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2013.

(xxx)	Articles Supplementary dated March 8, 2013. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2013.

(xxxi)	Articles Supplementary dated January 2, 2014. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 14, 2014.

(xxxii)	Certificate of Correction dated February 12, 2014. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 14, 2014.

(xxxiii)	Articles Supplementary dated February 12, 2014. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 14, 2014.

(xxxiv)	Articles Supplementary dated December 2, 2014. Incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 27, 2015.

(xxxv)	Articles Supplementary, to be filed by amendment.

(b)(i)	Amended and Restated By-Laws dated March 4, 2008. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(ii)	Amendment No. 1 to Amended and Restated By-Laws dated May 29, 2009. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 23, 2010.

(iii)	Amendment No. 2 to Amended and Restated By-Laws dated as of April 1, 2011. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2012.

(c)	Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (a) and (b) above.

(d)(i)	Investment Advisory and Management Agreement. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(ii)	Amendment to Investment Advisory and Management Agreement. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(iii)	Amendment to Investment Advisory and Management Agreement. Incorporated herewith by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(iv)	Amendment to Investment Advisory and Management Agreement dated as of August 22, 2008. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(v)	Amendment to Investment Advisory and Management Agreement dated as of December 7, 2009. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 2010.

(vi)	Amendment to Investment Advisory and Management Agreement dated January 25, 2010. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 2010.

(vii)	Amendment to Investment Advisory and Management Agreement dated February 28, 2011. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2011.

(viii)	Amendment to Investment Advisory and Management Agreement dated November 8, 2013. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 14, 2014.

(ix)	Amendment to Investment Advisory and Management Agreement dated April 30, 2014. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on April 30, 2014.

(e)(i)	Distribution Agreement. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

(ii)	Form of Selling Agreement. Incorporated herewith by reference to Exhibit No. (e)(ii) of Post-Effective Amendment No. 46 to the Registration Statement of SunAmerica Income Funds on Form N-1A (File 33-6502) filed on July 29, 2011.

(f)(i)	Disinterested Trustees and Directors’ Retirement Plan. Incorporated herein by reference to Exhibit F(1) of Post-Effective Amendment No. 45 to SunAmerica Equity Funds’ Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(ii)	Amendment to Disinterested Trustees and Directors’ Retirement Plan. Incorporated herein by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 33-8021) of SunAmerica Equity Funds filed on January 27, 2009.

(g)	Custodian Agreement, as amended. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(h)(i)	Amended and Restated Service Agreement. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(ii)	Transfer Agency Agreement. Incorporated herein by reference to Exhibit 9(b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A.

(iii)	Amendment to Transfer Agency Agreement. Incorporated herein by reference to Exhibit (H)(iv) of Post-Effective Amendment No. 45 to SunAmerica Equity Funds’ Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(iv)	Amended and Restated Administrative and Shareholder Services Agreement dated August 25, 2009 as amended on March 1, 2011. Incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 30, 2011.

(v)	Amended and Restated Expense Limitation Agreement by and among Registrant, SunAmerica Specialty Series, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica. Incorporated herein by reference to Exhibit (h)(v) to Post-Effective Amendment No. 75 on Form N-1A (File No. 333-11283), filed on February 28, 2014.

(vi)	Form of Amended and Restated Administrative and Shareholder Services Agreement, to be filed by amendment.

(i)(i)	Legal Opinion of Venable LLP. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(ii)	Legal Opinion of Venable LLP relating to Class W shares of Focused Dividend Strategy Portfolio. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A (File no. 333-11283) filed on May 14, 2013.

(iii)	Legal Opinion of Venable LLP relating to Class A, C, and W shares of Focused Dividend Strategy II Portfolio and Class A, C, and W shares of SunAmerica Select Dividend Growth Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 14, 2014.

(iv)	Legal Opinion of Venable LLP relating to Class T shares of Focused Dividend Strategy Portfolio and SunAmerica Strategic Value Portfolio, to be filed by amendment.

(v)	Legal Opinion of Venable LLP relating to Class W shares of SunAmerica Strategic Value Portfolio, to be filed by amendment.

(j)(i)	Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(j)(ii)	Consent of Willkie Farr & Gallagher LLP, to be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)(i)	Amended and Restated Plans of Distribution Pursuant to Rule 12b-1 (Class A shares). Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(ii)	Amended and Restated Plans of Distribution Pursuant to Rule 12b-1 (Class B shares). Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(iii)	Amended and Restated Plans of Distribution Pursuant to Rule 12b-1 (Class C shares). Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(n)	Plans of Distribution Pursuant to Rule 12b-1 (Class T shares), to be filed by amendment.

(o)	Amended and Restated 18f-3 Plan, as amended, to be filed by amendment.

(p)	Reserved.

(q)(i)	Code of Ethics for Registrant, SunAmerica and SunAmerica Capital Services, Inc. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2012.

(r)	Power of Attorney dated December 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 2016.

Item	29. Persons Controlled by or Under Common Control with Registrant

The following management investment companies may be considered to be under common control with the Registrant.

Anchor Series Trust

Seasons Series Trust

SunAmerica Equity Funds

SunAmerica Income Funds

SunAmerica Money Market Funds, Inc.

SunAmerica Senior Floating Rate Fund, Inc.

SunAmerica Series Trust

SunAmerica Specialty Series

SunAmerica Goldman Sachs Diversified Yield Fund, Inc.

Item	30. Indemnification

5.01 Article V of the By-laws provides as follows:

To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the charter of the Corporation and these Bylaws shall vest immediately upon election of a director or officer. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the Investment Company Act of 1940, as amended. The indemnification and payment or reimbursement of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Section 8 of the Articles of Incorporation provides as follows:

(5) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws of the Corporation and as permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The right of indemnification provided hereunder shall not be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this provision shall adversely affect any right or protection provided hereunder that exists at the time of such amendment, modification or repeal.

Item	31. Business and other Connections of Investment Adviser

The description of SunAmerica, the Registrant’s investment adviser, under the heading “Portfolio Management” in the Prospectus and “Adviser, Personal Securities Trading, Distributor and Administrator” in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, are incorporated herein by reference.

The following chart provides the name of each director, officer or partner of SunAmerica and describes any other business, profession, vocation or employment of a substantial nature that each such person has been engaged in during the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name	Adviser	Position with Adviser	Other Positions Held by Directors, Officers or Partners of the Adviser

Peter A. Harbeck	SunAmerica	Director, President and Chief Executive Officer	Director, AIG Capital Services, Inc. (“ACS”)*; Director, SunAmerica Fund Services, Inc. (“SAFS”); Chairman, Advisor Group, Inc. (“Advisor Group”)*;

Christine A. Nixon	SunAmerica	Director, Secretary	Senior Vice President, General Counsel & Secretary, SAFG Retirement Services, Inc.*; Director & Secretary, Advisor Group, Inc.; Senior Vice President & Secretary, American General Life Insurance Company*; Senior Vice President, General Counsel & Secretary, The United States Life Insurance Company in the City of New York*

John T. Genoy	SunAmerica	Senior Vice President, Chief Financial Officer, Chief Operating Officer	Vice President, ACS; Vice President, Chief Financial Officer & Controller, SAFS

Timothy P. Pettee	SunAmerica	Senior Vice President, Chief Investment Strategist	None

Gregory R. Kingston	SunAmerica	Vice President	None

Gregory N. Bressler	SunAmerica	Senior Vice President, General Counsel, Assistant Secretary	None

John Packs	SunAmerica	Senior Vice President	None

Stephen Maginn	SunAmerica	Senior Vice President	Director, ACS

Kara Murphy	SunAmerica	Senior Vice President, Chief Investment Officer	None

James Nichols	SunAmerica	Senior Vice President	Director, President, Chief Executive Officer, ACS

Michael E. Treske	SunAmerica	Senior Vice President	Chief Distribution Officer, ACS

Frank Curran	SunAmerica	Vice President, Controller	Vice President, Controller, Financial Operations Principal, Chief Financial Officer & Treasurer, ACS

Kathleen Fuentes	SunAmerica	Vice President	None

Thomas D. Peeney	SunAmerica	Vice President	None

Thomas Bennett	SunAmerica	Vice President	President, SAFS

George Mitrica	SunAmerica	Vice President	None

Iris Mojica	SunAmerica	Vice President	None

James Monaghan	SunAmerica	Vice President	None

Timothy Campion	SunAmerica	Senior Vice President	None

Andrew Sheridan	SunAmerica	Senior Vice President	None

Virginia N. Puzon	SunAmerica	Vice President	Director, Corporate Legal Affairs and Assistant Secretary, SAFG Retirement Services, Inc.; Assistant Secretary, Advisor Group, Inc.; Assistant Secretary, American General Life Insurance Company; Assistant Secretary, The United States Life Insurance Company in the City of New York

Matthew J. Hackethal	SunAmerica	Chief Compliance Officer, Vice President	None

Andrew Doulos	SunAmerica	Vice President	None

Donna M. McManus	SunAmerica	Vice President	None

Shawn Parry	SunAmerica	Vice President	None

John Halpin	SunAmerica	Vice President	None

James Joyce	SunAmerica	Vice President	None

Douglas A. Loeffler	SunAmerica	Vice President	None

Julie Cowart	SunAmerica	Vice President	None

Miriam Gonzalez	SunAmerica	Assistant Vice President	None

Christopher Okeke	SunAmerica	Assistant Vice President	None

Keith Roach	SunAmerica	Assistant Vice President	None

Diedre Phipps	SunAmerica	Assistant Vice President	None

John Smith, Jr.	SunAmerica	Assistant Vice President	None

Jane Bayar	SunAmerica	Assistant Vice President	None

*	Principal Business Addresses:

American International Group, Inc. 175 Water Street, New York, NY 10038

SAFG Retirement Services, Inc., 1999 Avenue of the Stars, 1 SunAmerica Center, Los Angeles, CA 90067

AIG Advisor Group, Inc., One World Financial Center, New York, NY 10281

AIG Life Holdings, Inc., 2929 Allen Parkway, Houston, TX 77019

American General Life Insurance Company, 2727-A Allen Parkway, Houston, TX 77019

The United States Life Insurance Company in the City of New York, One World Financial Center, 200 Liberty Street, New York, NY 10281

The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, TX 77019

SunAmerica Retirement Markets, Inc. 21650 Oxnard Street, Woodland Hills, CA 91367

FSC Securities, Inc., 2300 Windy Ridge Parkway, Suite 1100, Atlanta, GA 30339

Royal Alliance Associates, Inc., One World Financial Center, New York, NY 10281

SagePoint Financial, Inc., 2800 North Central Avenue, Suite 2200, Phoenix AZ 85004

Woodbury Financial Services, Inc., 7755 3rd Street North MS8B, Oakdale MN 55128

AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311

SunAmerica Fund Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311

Reference is also made to the caption “Portfolio Management” in the Prospectus constituting Part A of the Registration Statement and “Adviser, Personal Securities Trading, Distributor and Administrator” and “Directors and Officers” in the Statement of Additional Information constituting Part B of the Registration Statement.

Item	32. Principal Underwriters

(a)	The principal underwriter of the Registrant also acts as principal underwriter for:

SunAmerica Equity Funds

SunAmerica Income Funds

SunAmerica Money Market Funds, Inc.

SunAmerica Senior Floating Rate Fund, Inc.

SunAmerica Series Trust

SunAmerica Specialty Series

(b)	The following persons are the officers and directors of AIG Capital Services, Inc., the principal underwriter of Registrant’s shares:

Name and Principal Business Address	Position with Underwriter	Position with Registrant
Peter A. Harbeck Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Director	Director

James Nichols Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Chief Executive Officer, President and Director	Vice President

Rebecca Snider Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Chief Compliance Officer	None

Frank Curran Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Vice President, Controller, Financial Operations Principal, Chief Financial Officer and Treasurer	None

Stephen Maginn 21650 Oxnard St. Woodland Hills, CA 91367	Director, Senior Vice President	None

Michael E. Treske 21650 Oxnard St. Woodland Hills, CA 91367	Chief Distribution Officer	None

Mallary Reznik 1999 Avenue of the Stars 1 SunAmerica Center, 37th Floor Los Angeles, CA 90067	Vice President	None

John T. Genoy Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Vice President	President

Christine A. Nixon 1999 Avenue of the Stars 1 SunAmerica Center, 37th Floor Los Angeles, CA 90067	Secretary	None

Virginia N. Puzon 1999 Avenue of the Stars 1 SunAmerica Center, 37th Floor Los Angeles, CA 90067	Assistant Secretary	None

(c)	Not applicable.

Item	33. Location of Accounts and Records.

Each of the following entities maintains certain books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, and its affiliate, Boston Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, collectively, act as custodian, transfer agent and dividend paying agent. They maintain books, records and accounts pursuant to the instructions of the Fund.

SunAmerica is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica also maintains records at 2919 Allen Parkway, Houston, Texas 77019.

Item	34. Management Services

Not applicable.

Item	35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 83 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 2nd day of February, 2017.

SUNAMERICA SERIES, INC. (Registrant)

By:	/s/ John T. Genoy
John T. Genoy
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:

Signatures	Titles	Date

/s/ John T. Genoy John T. Genoy	President (Principal Executive Officer)	February 2, 2017

/s/ Gregory R. Kingston Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	February 2, 2017

* Richard W. Grant	Director	February 2, 2017

* Stephen J. Gutman	Director	February 2, 2017

* William F. Devin	Director	February 2, 2017

* Dr. Judith L. Craven	Director	February 2, 2017

* Peter A. Harbeck	Director	February 2, 2017

*By: /s/ Thomas D. Peeney Thomas D. Peeney Attorney-in-Fact		February 2, 2017

*	Pursuant to a Power of Attorney previously filed.